                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08789
                                   -------------------------------------

                                VALIC COMPANY II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       2929 Allen Parkway, Houston, Texas                       77019
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                                Evelyn M. Curran
                             Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                              Houston, Texas 77019
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                   ---------------------

Date of fiscal year end:   August 31
                        --------------
Date of reporting period:  August 31, 2003
                         -------------------

Item 1. Reports to Shareholders.

        Valic Company II, Annual Report at August 31, 2003

                                                               VALIC Company II


                                                                  Annual Report
                                                                August 31, 2003

               VALIC COMPANY II - ANNUAL REPORT AUGUST 31, 2003



TABLE OF CONTENTS

                    Schedules of Investments:
                    Aggressive Growth Lifestyle Fund....  1
                    Capital Appreciation Fund...........  2
                    Conservative Growth Lifestyle Fund..  3
                    Core Bond Fund......................  4
                    High Yield Bond Fund................  8
                    International Growth II Fund........ 14
                    Large Cap Value Fund................ 17
                    Mid Cap Growth Fund................. 19
                    Mid Cap Value Fund.................. 21
                    Moderate Growth Lifestyle Fund...... 23
                    Money Market II Fund................ 24
                    Small Cap Growth Fund............... 25
                    Small Cap Value Fund................ 27
                    Socially Responsible Fund........... 30
                    Strategic Bond Fund................. 33
                    Statements of Assets and Liabilities 40
                    Statements of Operations............ 44
                    Statements of Changes in Net Assets. 46
                    Notes to Financial Statements....... 49
                    Financial Highlights................ 56
                    Report of Independent Auditors...... 61
                    Trustee Information................. 62
                    Shareholder Tax Information......... 64

--------------------------------------------------------------------------------

                                                                             1
         AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS
August 31, 2003



 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.97%
          BOND FUND - 10.00%
  285,639 VC II Core Bond Fund #.................... $ 2,862,105
                                                     -----------
          INTERNATIONAL EQUITY FUND - 24.99%
  788,892 VC II International Growth II Fund #......   7,155,250
                                                     -----------
          LARGE CAP EQUITY FUNDS - 34.99%
  747,286 VC II Capital Appreciation Fund #.........   5,724,208
  391,353 VC II Large Cap Value Fund #..............   4,293,141
                                                     -----------
                                                      10,017,349
                                                     -----------
          MID CAP EQUITY FUNDS - 15.00%
  202,986 VC II MidCap Value Fund #.................   2,862,097
  251,061 VC II MidCap Growth Fund #................   1,431,050
                                                     -----------
                                                       4,293,147
                                                     -----------
          SMALL CAP EQUITY FUNDS - 14.99%
  292,763 VC II Small Cap Growth Fund #.............   2,839,803
  124,107 VC II Small Cap Value Fund #..............   1,452,051
                                                     -----------
                                                       4,291,854
                                                     -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $26,409,931) - 99.97%...............  28,619,705
                                                     -----------
          Other assets less liabilities, net - 0.03%       7,480
                                                     -----------
          NET ASSETS - 100.00%...................... $28,627,185
                                                     -----------
          #Security represents an investment in an
           affiliated company.



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

2
                                                                August 31, 2003
              CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                               MARKET
OF SHARES                                             VALUE
--------------------------------------------------------------
          COMMON STOCK - 95.83%
          AEROSPACE/DEFENSE - 1.71%
    7,500 United Technologies Corp................. $  601,875
                                                    ----------
          APPAREL & PRODUCTS - 1.09%
    6,600 Coach, Inc. +............................    383,064
                                                    ----------
          AUTOMOTIVE - 2.70%
    6,400 Danaher Corp.............................    494,400
   30,500 General Motors Corp., Class H +..........    455,670
                                                    ----------
                                                       950,070
                                                    ----------
          BANKS - 6.49%
   12,200 Bank of America Corp.....................    966,850
   21,600 Mellon Financial Corp....................    677,160
   15,100 Wachovia Corp............................    636,465
                                                    ----------
                                                     2,280,475
                                                    ----------
          BEVERAGES - 3.04%
    8,100 Anheuser-Busch Cos., Inc.................    417,474
   14,600 PepsiCo, Inc.............................    650,284
                                                    ----------
                                                     1,067,758
                                                    ----------
          BROADCASTING - 5.86%
    7,800 Clear Channel Communications, Inc. +.....    351,936
   30,300 Comcast Corp., Class A Special +.........    859,308
   15,700 Fox Entertainment Group, Inc., Class A +.    495,806
    9,400 Univision Communications, Inc., Class A +    352,406
                                                    ----------
                                                     2,059,456
                                                    ----------
          BUILDING MATERIALS - 1.11%
    7,100 Lowe's Cos., Inc.........................    389,506
                                                    ----------
          CHEMICAL - 0.94%
    7,400 E.I. du Pont de Nemours and Co...........    331,076
                                                    ----------
          COMMERCIAL SERVICES - 2.72%
   48,600 WebMD Corp. +............................    500,580
   10,500 Weight Watchers International, Inc. +....    455,175
                                                    ----------
                                                       955,755
                                                    ----------
          CONGLOMERATES - 2.89%
   21,400 General Electric Co......................    632,798
   18,700 Tyco International, Ltd..................    384,846
                                                    ----------
                                                     1,017,644
                                                    ----------
          DRUGS - 11.58%
    7,800 Allergan, Inc............................    619,788
   12,900 Amgen, Inc. +............................    850,110
   10,500 Eli Lilly and Co.........................    698,565
   11,800 Forest Laboratories, Inc. +..............    554,600
   15,000 Sicor, Inc. +............................    297,750
   12,800 Watson Pharmaceuticals, Inc. +...........    526,080
   12,200 Wyeth....................................    522,770
                                                    ----------
                                                     4,069,663
                                                    ----------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
          FINANCE COMPANIES - 0.90%
    7,900 SLM Corp.................................. $  317,422
                                                     ----------
          FREIGHT - 1.34%
    7,500 United Parcel Service, Inc., Class B......    470,700
                                                     ----------
          HEALTHCARE - 3.56%
    8,200 Anthem, Inc. +............................    600,240
   19,200 Omnicare, Inc.............................    650,880
                                                     ----------
                                                      1,251,120
                                                     ----------
          HOSPITAL SUPPLIES - 2.96%
   12,600 Medtronic, Inc............................    624,708
    8,000 St. Jude Medical, Inc. +..................    416,560
                                                     ----------
                                                      1,041,268
                                                     ----------
          HOUSEHOLD PRODUCTS - 1.49%
   15,200 Estee Lauder Cos., Inc., Class A..........    524,248
                                                     ----------
          INFORMATION PROCESSING -
          HARDWARE - 5.46%
   19,700 Dell, Inc. +..............................    642,811
   21,900 Hewlett-Packard Co........................    436,248
   36,500 Seagate Technology........................    839,865
                                                     ----------
                                                      1,918,924
                                                     ----------
          INFORMATION PROCESSING -
          SERVICES - 4.49%
   26,400 InterActiveCorp +.........................    977,064
   12,200 Monster Worldwide, Inc. +.................    333,304
    8,000 Yahoo!, Inc. +............................    267,200
                                                     ----------
                                                      1,577,568
                                                     ----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.37%
   26,100 Microsoft Corp............................    692,172
   24,500 VERITAS Software Corp. +..................    844,760
                                                     ----------
                                                      1,536,932
                                                     ----------
          INSURANCE - 1.65%
    4,600 AMBAC Financial Group, Inc................    298,632
    3,600 Wellpoint Health Networks, Inc., Class A +    280,800
                                                     ----------
                                                        579,432
                                                     ----------
          MEDICAL - BIOMEDICAL/GENE - 1.96%
    8,700 Genentech, Inc. +.........................    690,780
                                                     ----------
          MULTIMEDIA - 4.99%
   40,750 AOL Time Warner, Inc. +...................    666,670
    3,900 E.W. Scripps Co., Class A.................    337,701
   16,642 Viacom, Inc., Class B.....................    748,890
                                                     ----------
                                                      1,753,261
                                                     ----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
           OIL AND GAS - 1.02%
       125 Cross Timbers Royalty Trust.............. $     2,794
    16,900 XTO Energy, Inc..........................     354,731
                                                     -----------
                                                         357,525
                                                     -----------
           RETAIL - 4.36%
    11,500 CVS Corp.................................     374,900
     8,950 Home Depot, Inc..........................     287,832
    14,700 Wal-Mart Stores, Inc.....................     869,799
                                                     -----------
                                                       1,532,531
                                                     -----------
           SCHOOLS - 1.20%
     6,600 Apollo Group, Inc., Class A +............     422,862
                                                     -----------
           SEMICONDUCTORS - 7.72%
    15,200 Analog Devices, Inc. +...................     623,200
    20,600 Applied Materials, Inc. +................     444,960
    43,400 Intel Corp...............................   1,242,108
     9,000 Maxim Integrated Products, Inc...........     404,190
                                                     -----------
                                                       2,714,458
                                                     -----------
           TELECOMMUNICATIONS - 6.50%
    29,800 AT&T Wireless Services, Inc. +...........     256,876
    39,500 Cisco Systems, Inc. +....................     756,425
    39,500 Corning, Inc. +..........................     325,875
    13,800 Harris Corp..............................     458,160
    13,500 Nextel Communications, Inc., Class A +...     260,280
    43,500 Sprint Corp. (PCS Group) +...............     225,765
                                                     -----------
                                                       2,283,381
                                                     -----------
           THERAPEUTICS - 1.73%
     9,100 Gilead Sciences, Inc. +..................     606,970
                                                     -----------
           TOTAL COMMON STOCK
           (Cost $33,356,510).......................  33,685,724
                                                     -----------
   PAR
  VALUE
----------
           REPURCHASE AGREEMENT - 4.34%
$1,527,000 Agreement with State Street Bank & Trust,
            Co., bearing interest at 0.92%, dated
            8/29/03, to be repurchased 9/2/03 in the
            amount of $1,527,156 and collateralized
            by Federal National Mortgage Assoc.
            Bonds, bearing interest at 5.25%, due
            6/15/06 and having an approximate
            value of $1,574,975
             (Cost $1,527,000)......................   1,527,000
                                                     -----------
           TOTAL INVESTMENTS
           (Cost $34,883,510) - 100.17%.............  35,212,724
                                                     -----------
           Liabilities in excess of other assets,
            net - (0.17)%...........................    (60,277)
                                                     -----------
           NET ASSETS - 100%........................ $35,152,447
                                                     -----------
           + Non-income producing

--------------------------------------------------------------------------------

                                                                             3
August 31, 2003
         CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.97%
          BOND FUNDS - 54.98%
1,379,507 VC II Core Bond Fund #.................... $13,822,660
  178,819 VC II High Yield Bond Fund #..............   1,382,273
                                                     -----------
                                                      15,204,933
                                                     -----------
          INTERNATIONAL EQUITY FUND - 10.00%
  304,800 VC II International Growth II Fund #......   2,764,534
                                                     -----------
          LARGE CAP EQUITY FUNDS - 21.99%
  360,905 VC II Capital Appreciation Fund #.........   2,764,532
  302,411 VC II Large Cap Value Fund #..............   3,317,443
                                                     -----------
                                                       6,081,975
                                                     -----------
          MID CAP EQUITY FUNDS - 7.00%
   98,033 VC II MidCap Value Fund #.................   1,382,268
   97,001 VC II MidCap Growth Fund #................     552,907
                                                     -----------
                                                       1,935,175
                                                     -----------
          SMALL CAP EQUITY FUNDS - 6.00%
   84,068 VC II Small Cap Growth Fund #.............     815,456
   72,005 VC II Small Cap Value Fund #..............     842,455
                                                     -----------
                                                       1,657,911
                                                     -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $26,001,843) - 99.97%...............  27,644,528
                                                     -----------
          Other assets less liabilities, net - 0.03%       7,689
                                                     -----------
          NET ASSETS - 100.00%...................... $27,652,217
                                                     -----------
          #Security represents an investment in an
           affiliated company.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

4
                                                                August 31, 2003
                   CORE BOND FUND - SCHEDULE OF INVESTMENTS


   PAR                                    MARKET
  VALUE                                   VALUE
--------------------------------------------------
           CORPORATE BONDS - 28.03%
           AEROSPACE/DEFENSE - 0.12%
$   77,000 Boeing Capital Corp.:
             4.75% due 8/25/08......... $   77,544
                                        ----------
           AIRLINES - 0.11%
    74,235 Continental Airlines, Inc.:
             7.08% due 11/1/04.........     69,552
                                        ----------
           AUTOMOTIVE - 0.66%
    62,000 Delphi Corp.:
             6.50% due 8/15/13.........     60,183
   241,000 Ford Motor Co.:
             6.63% due 10/1/28.........    196,736
   159,000 General Motors Corp.:
             7.20% due 1/15/11.........    162,017
                                        ----------
                                           418,936
                                        ----------
           BANKS - 2.47%
           Bank of America Corp.:
   131,000   7.13% due 3/1/09..........    148,741
   166,000   3.25% due 8/15/08.........    160,168
   135,000 BankBoston NA:
             6.38% due 3/25/08.........    147,999
   100,000 European Investment Bank:
             4.00% due 3/15/05.........    103,139
   151,000 Fifth Third Bancorp.:
             3.38% due 8/15/08.........    147,826
   150,000 Fleet Financial Group, Inc.:
             6.88% due 1/15/28.........    160,190
   100,000 Key Bank NA:
             4.10% due 6/30/05.........    103,449
   144,000 National City Bank:
             2.50% due 4/17/06.........    143,033
   125,000 PNC Bank NA:
             7.88% due 4/15/05.........    136,309
   150,000 PNC Funding Corp.:
             7.50% due 11/1/09.........    174,400
   144,000 Wachovia Corp.:
             3.50% due 8/15/08.........    140,429
                                        ----------
                                         1,565,683
                                        ----------
           BEVERAGES - 0.75%
   148,000 Anheuser-Busch Cos., Inc.:
             5.95% due 1/15/33.........    147,376
   153,000 Miller Brewing Co.:
             5.50% due 8/15/13 *.......    152,878
   157,000 Pepsi Bottling Group, Inc.:
             7.00% due 3/1/29..........    174,500
                                        ----------
                                           474,754
                                        ----------

   PAR                                                MARKET
  VALUE                                               VALUE
--------------------------------------------------------------
           BROADCASTING - 0.51%
$  144,000 Lenfest Communications, Inc.:
             7.63% due 2/15/08..................... $  160,752
    78,000 Liberty Media Corp.:
             8.25% due 2/1/30......................     84,895
    72,000 TCA Cable TV, Inc.:
             6.53% due 2/1/28......................     76,989
                                                    ----------
                                                       322,636
                                                    ----------
           CHEMICAL - 0.09%
    52,000 ICI Wilmington, Inc.:
             7.05% due 9/15/07.....................     56,161
                                                    ----------
           CONGLOMERATES - 0.17%
   117,000 Textron, Inc.:
             4.50% due 8/1/10......................    110,375
                                                    ----------
           CONTAINERS - PAPER - 0.17%
   103,000 Sealed Air Corp.:
             6.95% due 5/15/09 *...................    109,969
                                                    ----------
           FINANCE COMPANIES - 3.62%
   150,000 Devon Financing Corp., U.L.C.:
             6.88% due 9/30/11.....................    165,714
   190,000 Ford Motor Credit Co.:
             5.80% due 1/12/09.....................    184,485
           General Motors Acceptance Corp.:
   150,000   7.75% due 1/19/10.....................    159,479
   150,000   4.50% due 7/15/06.....................    150,297
 1,000,000 Honda Auto Receivables Owner Trust:
             2.77% due 11/21/08....................    993,051
           Household Finance Corp.:
   144,000   4.75% due 7/15/13.....................    135,068
   110,000   3.38% due 2/21/06.....................    111,861
   300,000 Morgan Stanley Capital I:
             6.48% due 11/15/30....................    330,103
    78,000 SLM Corp.:
             5.63% due 8/1/33......................     71,256
                                                    ----------
                                                     2,301,314
                                                    ----------
           FINANCIAL SERVICES - 6.78%
   250,000 Bear Stearns Commercial Mtg. Securities:
             6.02% due 2/14/31.....................    270,279
   125,000 Bear Stearns Cos., Inc.:
             7.63% due 12/7/09.....................    144,825
    65,000 Capital One Bank:
             4.88% due 5/15/08.....................     64,682

   PAR                                             MARKET
  VALUE                                            VALUE
-----------------------------------------------------------
           FINANCIAL SERVICES - Continued
           Citigroup, Inc.:
$  153,000   6.50% due 1/18/11.................. $  168,746
   178,000   5.88% due 2/22/33..................    169,516
   144,000 Credit Suisse First Boston USA, Inc.:
             6.13% due 11/15/11.................    151,384
   151,000 Diageo Capital, PLC:
             3.38% due 3/20/08..................    147,789
   500,000 DLJ Commercial Mtg. Corp.:
             7.34% due 10/10/32.................    569,705
    68,000 Duke Capital Corp., Series A:
             6.25% due 7/15/05..................     70,466
   137,000 FPL Group Capital, Inc.:
             3.25% due 4/11/06..................    137,753
   144,000 General Electric Capital Corp.:
             3.67% due 12/4/06..................    144,875
           Goldman Sachs Group, Inc.:
   125,000   6.65% due 5/15/09..................    138,764
   155,000   4.75% due 7/15/13..................    146,580
    78,000 IOS Capital, LLC:
             7.25% due 6/30/08..................     73,710
   125,000 John Deere Capital Corp.:
             3.90% due 1/15/08..................    125,193
   240,000 LB-UBS Commercial Mtg. Trust:
             6.51% due 12/15/26.................    263,640
   150,000 Lehman Brothers Holdings, Inc.:
             8.25% due 6/15/07..................    173,753
   155,000 Merrill Lynch & Co., Inc.:
             3.13% due 7/15/08..................    148,919
           Morgan Stanley:
   150,000   6.75% due 4/15/11..................    165,364
   151,000   4.25% due 5/15/10..................    146,617
   150,000 National Rural Utilities Cooperative
            Finance Corp.:
             5.75% due 8/28/09..................    159,494
    50,000 Principal Life Global Funding:
             5.13% due 6/28/07 *................     52,356
   144,000 Rio Tinto Finance USA, Ltd.:
             2.63% due 9/30/08..................    134,391
           Sprint Capital Corp.:
    65,000   6.90% due 5/1/19...................     63,913
    65,000   6.38% due 5/1/09...................     68,116
   144,000 Textron Financial Corp.:
             2.75% due 6/1/06...................    141,321
    50,000 TIAA Global Markets, Inc.:
             4.13% due 11/15/07 *...............     50,602

--------------------------------------------------------------------------------

                                                                             5
August 31, 2003
             CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED



  PAR                                                MARKET
 VALUE                                               VALUE
-------------------------------------------------------------
         FINANCIAL SERVICES - Continued
$200,000 Washington Mutual Finance Corp.:
           6.25% due 5/15/06...................... $  216,631
                                                   ----------
                                                    4,309,384
                                                   ----------
         FOODS - 0.39%
 160,000 Tyson Foods, Inc.:
           7.25% due 10/1/06......................    173,810
  78,000 Unilever Capital Corp.:
           5.90% due 11/15/32.....................     75,598
                                                   ----------
                                                      249,408
                                                   ----------
         HOME BUILDERS - 0.12%
  79,000 Toll Brothers, Inc.:
           5.95% due 9/15/13 *....................     78,498
                                                   ----------
         HOSPITAL MANAGEMENT - 0.32%
 107,000 HCA, Inc.:
           7.88% due 2/1/11.......................    114,066
  91,000 Tenet Healthcare Corp.:
           7.38% due 2/1/13.......................     89,408
                                                   ----------
                                                      203,474
                                                   ----------
         HOSPITAL SUPPLIES - 0.22%
 157,000 Johnson & Johnson:
           4.95% due 5/15/33......................    138,393
                                                   ----------
         INFORMATION PROCESSING -
         SERVICES - 0.09%
  50,000 Computer Sciences Corp.:
           6.75% due 6/15/06......................     55,235
                                                   ----------
         INSURANCE - 0.94%
 250,000 ACE INA Holdings, Inc.:
           8.20% due 8/15/04......................    264,144
  78,000 Allstate Corp.:
           7.20% due 12/1/09......................     89,961
  80,000 Provident Companies, Inc.:
           6.38% due 7/15/05......................     83,172
  79,000 Western & Southern Financial Group, Inc.:
           5.75% due 7/15/33 *....................     72,226
  79,000 Zurich Capital Trust:
           8.38% due 6/1/37 *.....................     84,605
                                                   ----------
                                                      594,108
                                                   ----------
         METALS - 0.16%
  92,000 Phelps Dodge Corp.:
           9.50% due 6/1/31.......................    104,660
                                                   ----------

  PAR                                         MARKET
 VALUE                                        VALUE
-----------------------------------------------------
         MULTIMEDIA - 0.82%
$150,000 AOL Time Warner, Inc.:
           6.13% due 4/15/06................ $160,398
         News America, Inc.:
  40,000   7.30% due 4/30/28................   42,720
  63,000   6.55% due 3/15/33 *..............   62,071
 148,000 Time Warner Entertainment Co., LP:
           8.38% due 3/15/23................  175,740
         Time Warner, Inc.:
  47,000   9.15% due 2/1/23.................   56,515
  23,000   6.88% due 6/15/18................   24,135
                                             --------
                                              521,579
                                             --------
         OIL AND GAS - 0.76%
  69,000 Amerada Hess Corp.:
           5.90% due 8/15/06................   73,583
 100,000 Occidental Petroleum Corp.:
           6.50% due 4/1/05.................  106,568
  79,000 Pemex Project Funding Master Trust:
           8.63% due 2/1/22 *...............   83,542
  15,000 Pennzoil Co.:
           10.25% due 11/1/05...............   17,245
  78,000 Petro-Canada:
           5.35% due 7/15/33................   67,824
 121,000 Phillips 66 Capital Trust II:
           8.00% due 1/15/37................  131,089
                                             --------
                                              479,851
                                             --------
         PAPER/FOREST PRODUCTS - 0.46%
 100,000 International Paper Co.:
           7.50% due 5/15/04................  103,802
 122,000 Packaging Corp. of America:
           5.75% due 8/1/13 *...............  118,494
  65,000 Weyerhaeuser Co.:
           5.50% due 3/15/05................   68,001
                                             --------
                                              290,297
                                             --------
         POLLUTION CONTROL - 0.58%
  75,000 Republic Services, Inc.:
           7.13% due 5/15/09................   84,325
 150,000 USA Waste Services, Inc.:
           7.13% due 10/1/07................  165,149
 106,000 Waste Management, Inc.:
           7.38% due 8/1/10.................  119,037
                                             --------
                                              368,511
                                             --------

  PAR                                                 MARKET
 VALUE                                                VALUE
--------------------------------------------------------------
         RAILROADS & EQUIPMENT - 0.40%
$125,000 Burlington Northern Santa Fe Corp.:
           8.13% due 4/15/20....................... $  145,578
  93,000 Norfolk Southern Corp.:
           7.80% due 5/15/27.......................    107,787
                                                    ----------
                                                       253,365
                                                    ----------
         REAL ESTATE - 0.17%
 100,000 EOP Operating, LP:
           7.00% due 7/15/11.......................    110,173
                                                    ----------
         REAL ESTATE INVESTMENT TRUSTS - 0.20%
 125,000 Duke Realty, LP:
           5.25% due 1/15/10.......................    126,648
                                                    ----------
         RETAIL - 0.53%
 153,000 Office Depot, Inc.:
           6.25% due 8/15/13 *.....................    155,025
 172,000 Safeway, Inc.:
           6.15% due 3/1/06........................    183,203
                                                    ----------
                                                       338,228
                                                    ----------
         TELECOMMUNICATIONS - 2.42%
 144,000 AT&T Broadband Corp.:
           8.38% due 3/15/13.......................    171,039
 150,000 Citizens Communications Co.:
           8.50% due 5/15/06.......................    169,868
         Deutsche Telekom International Finance BV:
 106,000   8.75% due 6/15/30.......................    127,294
  62,000   8.25% due 6/15/05.......................     67,974
  79,000 France Telecom SA:
           10.00% due 3/1/31.......................    101,831
         GTE Corp.:
 155,000   7.51% due 4/1/09........................    176,870
  82,000   6.94% due 4/15/28.......................     84,580
  25,000 TELUS Corp.:
           8.00% due 6/1/11........................     27,724
  78,000 Verizon Maryland, Inc.:
           5.13% due 6/15/33.......................     65,130
 150,000 Verizon New York, Inc., Series A:
           7.38% due 4/1/32........................    167,845
 150,000 Verizon Wireless Capital, LLC:
           5.38% due 12/15/06......................    159,110
 125,000 Vodafone Airtouch, PLC:
           7.75% due 2/15/10.......................    145,808
  75,000 Vodafone Group, PLC:
           6.25% due 11/30/32......................     73,931
                                                    ----------
                                                     1,539,004
                                                    ----------


--------------------------------------------------------------------------------

6
             CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2003


  PAR                                                 MARKET
 VALUE                                                VALUE
--------------------------------------------------------------
         UTILITIES - ELECTRIC - 2.76%
$100,000 Appalachian Power Co.:
           4.80% due 6/15/05....................... $  103,711
  78,000 Centerpoint Energy, Inc.:
           6.85% due 6/1/15 *......................     72,298
  79,000 Consolidated Edison Co. of New York, Inc.:
           5.10% due 6/15/33.......................     68,398
  72,000 Consumers Energy Co.:
           4.00% due 5/15/10 *.....................     66,968
         Dominion Resources, Inc.:
 130,000   7.63% due 7/15/05.......................    141,832
 138,000   5.25% due 8/1/33........................    130,351
  49,000 Duke Energy Corp.:
           4.50% due 4/1/10........................     48,551
 130,000 FirstEnergy Corp., Series A:
           5.50% due 11/15/06......................    131,003
 125,000 Florida Power Corp.:
           5.90% due 3/1/33........................    121,098
 100,000 Georgia Power Co., Series F:
           6.20% due 2/1/06........................    108,460
  72,000 Great Lakes Power, Inc.:
           8.30% due 3/1/05........................     76,162
 100,000 Niagara Mohawk Power Corp.:
           5.38% due 10/1/04.......................    103,434
 125,000 NiSource Finance Corp.:
           7.63% due 11/15/05......................    137,348
  77,000 Noranda Inc:
           7.00% due 7/15/05.......................     81,178
  47,000 Old Dominion Electric Cooperative:
           5.68% due 12/1/28.......................     45,409
 125,000 Pepco Holdings, Inc.:
           3.75% due 2/15/06.......................    126,286
  78,000 Progress Energy, Inc.:
           7.75% due 3/1/31........................     86,047
  25,000 TECO Energy, Inc.:
           7.50% due 6/15/10.......................     24,531
  72,000 Westar Energy, Inc.:
           7.88% due 5/1/07........................     78,570
                                                    ----------
                                                     1,751,635
                                                    ----------
         UTILITIES - GAS, DISTRIBUTION - 0.43%
 250,000 KeySpan Corp.:
           6.15% due 6/1/06........................    271,266
                                                    ----------
         UTILITIES - GAS, PIPELINE - 0.12%
  70,000 Reliant Energy Resources Corp., Series B:
           8.13% due 7/15/05.......................     74,677
                                                    ----------

   PAR                                        MARKET
  VALUE                                       VALUE
-------------------------------------------------------
           U.S. MUNICIPALS - 0.69%
$  500,000 Illinois State Taxable Pension:
             5.10% due 6/1/33.............. $   437,505
                                            -----------
           TOTAL CORPORATE BONDS
           (Cost $17,888,968)..............  17,802,823
                                            -----------
           FOREIGN GOVERNMENT BONDS - 0.88%
           GOVERNMENT - 0.88%
   123,000 Government of United Kingdom:
             2.25% due 7/8/08 *............     116,438
           Quebec Province Canada:
   157,000   7.50% due 7/15/23.............     185,182
   125,000   5.00% due 7/17/09.............     129,457
           United Mexican States:
    50,000   8.00% due 9/24/22.............      52,250
    75,000   4.63% due 10/8/08.............      74,250
                                            -----------
                                                557,577
                                            -----------
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $570,900).................     557,577
                                            -----------
           UNITED STATES GOVERNMENT
           BONDS - 65.08%
           GOVERNMENT AGENCIES - 45.61%
           Federal Farm Credit Banks:
   250,000   3.88% due 12/15/04............     256,896
   420,000   2.50% due 3/15/06.............     420,292
           Federal Home Loan Bank:
   415,000   5.25% due 8/15/06.............     442,974
   510,000   2.75% due 3/14/08.............     490,759
   510,000   1.88% due 6/15/06.............     499,404
           Federal Home Loan Mtg. Corp.:
    18,479   8.00% due 2/1/30..............      19,791
    12,342   8.00% due 7/1/30..............      13,218
    84,059   7.50% due 12/1/30.............      89,533
   450,000   7.50% due TBA.................     479,110
   171,803   7.00% due 11/1/16.............     182,070
   671,000   6.25% due 7/15/32.............     703,318
   350,000   6.00% due TBA.................     355,578
   473,000   5.88% due 3/21/11.............     494,560
 3,150,000   5.50% due TBA.................   3,170,233
   326,000   4.50% due 7/15/13.............     311,926
   240,000   3.25% due 11/15/04............     245,035
   413,000   2.88% due 9/26/05.............     413,437
   413,000   2.70% due 10/2/06.............     411,345
   419,000   2.00% due 1/21/05.............     419,725

   PAR                                        MARKET
  VALUE                                       VALUE
-------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
           Federal National Mtg. Assoc.:
$   21,698   7.50% due 11/1/14............. $    23,165
   513,000   7.25% due 1/15/10.............     595,431
 1,318,234   7.00% due 9/1/31..............   1,389,820
   516,000   6.63% due 11/15/30............     567,056
   255,164   6.50% due 2/1/17..............     268,460
   309,813   6.50% due 3/1/17..............     325,957
   322,923   6.50% due 4/1/29/(1)/.........     334,632
   722,273   6.50% due 6/1/29..............     748,461
   533,839   6.50% due 8/1/31..............     552,549
 1,449,200   6.50% due 7/1/32..............   1,500,072
   150,694   6.00% due 12/1/16.............     156,165
 3,900,000   6.00% due TBA.................   3,964,592
 2,500,000   5.50% due TBA.................   2,501,875
   512,000   5.25% due 8/1/12..............     509,580
 2,600,000   5.00% due TBA.................   2,558,626
   250,000   4.50% due TBA.................     245,547
   521,000   3.25% due 8/15/08.............     507,090
   413,000   2.50% due 5/12/06.............     412,627
   413,000   2.38% due 3/17/06.............     412,426
   413,000   2.38% due 4/13/06.............     411,872
   413,000   1.75% due 6/16/06.............     403,012
           Government National Mtg. Assoc.:
    40,228   8.00% due 4/15/30.............      43,247
   154,565   7.00% due 9/15/28/(1)/........     163,572
   156,714   6.50% due 6/15/29/(1)/........     163,159
   766,004   6.50% due 10/15/32............     796,985
                                            -----------
                                             28,975,182
                                            -----------
           GOVERNMENT OBLIGATIONS - 19.47%
           United States Treasury Bonds:
   107,000   9.38% due 2/15/06.............     125,278
   991,000   7.13% due 2/15/23.............   1,207,239
   463,000   6.88% due 8/15/25.............     552,815
   990,000   6.25% due 8/15/23.............   1,098,939
   350,000   5.38% due 2/15/31.............     357,519
           United States Treasury Notes:
 1,010,000   7.00% due 7/15/06.............   1,136,605
 1,020,000   6.88% due 5/15/06.............   1,140,249
   902,000   6.50% due 10/15/06............   1,006,998
    66,000   6.50% due 2/15/10.............      75,856
   420,000   6.00% due 8/15/09.............     470,466
 2,000,000   4.38% due 8/15/12.............   2,001,250

--------------------------------------------------------------------------------

                                                                             7
August 31, 2003
             CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


    PAR                                                MARKET
   VALUE                                               VALUE
-----------------------------------------------------------------
            GOVERNMENT OBLIGATIONS - Continued
            United States Treasury Notes - Continued
$   346,000 4.25% due 8/15/13...................... $     340,377
     14,000 3.88% due 2/15/13......................        13,413
     48,000 3.63% due 5/15/13......................        45,135
  1,020,000 3.50% due 11/15/06.....................     1,047,014
    413,000 3.38% due 4/30/04......................       419,098
     76,000 3.25% due 8/15/08......................        75,329
    269,000 3.00% due 1/31/04......................       271,144
    101,000 2.63% due 5/15/08......................        97,820
     30,000 2.00% due 5/15/06......................        29,767
    854,000 1.50% due 2/28/05......................       852,699
                                                    -------------
                                                       12,365,010
                                                    -------------
            TOTAL UNITED STATES
            GOVERNMENT BONDS
            (Cost $41,803,852).....................    41,340,192
                                                    -------------
            SHORT-TERM INVESTMENTS - 9.44%
            GOVERNMENT AGENCIES - 9.44%
            Federal Home Loan Bank Disc. Notes:
  3,000,000   0.84% due 9/2/03/(1)/................     2,999,930
  3,000,000   0.80% due 9/2/03/(1)/................     2,999,933
                                                    -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $5,999,863)......................     5,999,863
                                                    -------------
            REPURCHASE AGREEMENT - 16.94%
 10,759,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.92%,
             dated 8/29/03, to be repurchased
             9/2/03 in the amount of $10,760,100
             and collateralized by Federal National
             Mortgage Assoc. Bonds, bearing
             interest at 1.18%, due 7/27/04 and
             having an approximate value of
             $11,083,838 /(1)/
             (Cost $10,759,000)....................    10,759,000
                                                    -------------
            TOTAL INVESTMENTS
            (Cost $77,022,583) - 120.37%...........    76,459,455
                                                    -------------
            Liabilities in excess of other assets,
             net - (20.37)%........................  (12,940,520)
                                                    -------------
            NET ASSETS - 100%...................... $  63,518,935
                                                    -------------


  TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date.
       The actual principal and maturity date will be determined upon settlement date.
  * Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003, the aggregate value of these securities was $1,275,970 representing 2.01% of net assets.
  /(1)/The security or a portion thereof represents collateral for TBA securities.

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8
                                                                August 31, 2003
                HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS


  PAR                                        MARKET
 VALUE                                       VALUE
-----------------------------------------------------
         CORPORATE BONDS - 92.63%
         AEROSPACE/DEFENSE - 0.13%
$125,000 Condor Systems, Inc.:
          11.88% due 5/1/09 /(1)/......... $   33,750
  45,000 Decrane Aircraft Holdings, Inc.:
          12.00% due 9/30/08..............     21,150
                                           ----------
                                               54,900
                                           ----------
         AIRLINES - 1.32%
  80,000 American Airlines, Inc.:
          7.80% due 10/1/06...............     55,408
 124,857 Atlas Air, Inc.:
          8.77% due 1/2/11 /(2)/..........     22,474
         Continental Airlines, Inc.:
  61,674   7.73% due 3/15/11..............     42,863
 148,309   6.95% due 8/2/09...............    104,221
 253,523 Delta Air Lines, Inc.:
          7.78% due 1/2/12................    203,563
 150,000 Northwest Airlines, Inc.:
          7.63% due 3/15/05...............    126,000
                                           ----------
                                              554,529
                                           ----------
         APPAREL & PRODUCTS - 0.17%
  25,000 Levi Strauss & Co.:
          7.00% due 11/1/06...............     21,813
  50,000 Warnaco, Inc.:
          8.88% due 6/15/13 *.............     52,000
                                           ----------
                                               73,813
                                           ----------
         APPLIANCES/FURNISHINGS - 0.26%
         Salton, Inc.,
  75,000   12.25% due 4/15/08.............     72,750
  40,000   10.75% due 12/15/05............     38,400
                                           ----------
                                              111,150
                                           ----------
         AUTOMOTIVE - 1.66%
 115,000 Diamond Triumph Auto Glass, Inc.:
          9.25% due 4/1/08................    100,625
 150,000 Eagle-Pincher, Inc.:
          9.75% due 9/1/13 *..............    153,750
 250,000 Goodyear Tire & Rubber Co.:
          7.86% due 8/15/11...............    195,625
 125,000 Pep Boys-Manny, Moe & Jack:
          6.92% due 7/7/06................    125,312

  PAR                                            MARKET
 VALUE                                           VALUE
---------------------------------------------------------
         AUTOMOTIVE - Continued
$125,000 Prestolite Electric, Inc.:
          9.63% due 2/1/08.................... $  111,563
  50,000 Venture Holdings Trust:
          11.00% due 6/1/07 /(1)/.............     10,000
                                               ----------
                                                  696,875
                                               ----------
         BEVERAGES - 0.19%
  75,000 Cott Beverages USA, Inc.:
          8.00% due 12/15/11..................     78,375
                                               ----------
         BROADCASTING - 9.63%
   2,945 Big City Radio, Inc.:
          11.25% due 3/15/05 /(1)(3)/.........      2,724
  75,000 CF Cable TV, Inc.:
          9.13% due 7/15/07...................     76,782
         Charter Communications Holdings, LLC:
 640,000   11.13% due 1/15/11.................    512,000
 550,000   10.75% due 10/1/09.................    440,000
  50,000   10.25% due 1/15/10.................     38,250
  75,000   10.00% due 5/15/11.................     56,625
 750,000   9.63% due 11/15/09.................    573,750
         CSC Holdings, Inc.:
 250,000   10.50% due 5/15/16.................    272,500
 300,000   7.88% due 2/15/18..................    288,000
  75,000   7.63% due 7/15/18..................     71,250
 175,000 Emmis Communications Corp.:
          12.50% due 3/15/11 /(3)/............    153,125
         Granite Broadcasting Corp.:
 100,000   10.38% due 5/15/05.................     98,500
 150,000   8.88% due 5/15/08..................    144,750
         Nexstar Finance Holdings, LLC:
 140,000   16.00% due 5/15/09 /(3)/...........    127,750
 275,000   11.38% due 4/1/13 /(3)/............    189,750
  25,000 Paxson Communications Corp.:
          12.25% due 1/15/09 /(3)/............     20,000
 450,000 Pegasus Satellite Commerce, Inc.:
          11.25% due 1/15/10 *................    364,500
  50,000 Rogers Cable, Inc.:
          8.75% due 5/1/32....................     51,750
 225,000 Rogers Cablesystems, Ltd.:
          11.00% due 12/1/15..................    246,375
  50,000 Salem Communications Holding Corp.:
          9.00% due 7/1/11....................     52,875

  PAR                                        MARKET
 VALUE                                       VALUE
-----------------------------------------------------
         BROADCASTING - Continued
$ 75,000 Susquehanna Media Co.:
          7.38% due 4/15/13............... $   76,406
 185,000 Young Broadcasting, Inc.:
          9.00% due 1/15/06...............    185,925
                                           ----------
                                            4,043,587
                                           ----------
         BUILDING MATERIALS - 0.83%
         Armstrong World Industries, Inc.:
 100,000   9.75% due 4/15/08 /(1)/........     52,000
 150,000   6.50% due 8/15/05 /(1)/........     78,000
  25,000   6.35% due 8/15/49 /(1)/........     12,500
 125,000 Koppers Industries, Inc.:
          9.88% due 12/1/07...............    127,500
 125,000 MMI Products, Inc.:
          11.25% due 4/15/07 /(5)/........     78,750
                                           ----------
                                              348,750
                                           ----------
         CHEMICAL - 2.16%
 200,000 Equistar Chemicals, LP:
          10.63% due 5/1/11 *.............    199,000
 285,000 Huntsman International, LLC:
          9.88% due 3/1/09................    293,550
 100,000 Methanex Corp.:
          8.75% due 8/15/12...............    107,250
 125,000 Rockwood Specialties Group, Inc.:
          10.63% due 5/15/11 *............    130,312
  25,000 Solutia, Inc.:
          11.25% due 7/15/09..............     22,500
 150,000 Westlake Chemical Corp.:
          8.75% due 7/15/11 *.............    153,000
                                           ----------
                                              905,612
                                           ----------
         COMMERCIAL SERVICES - 3.40%
         Crown Cork & Seal Co., Inc.:
 605,000   8.38% due 1/15/05..............    620,125
 100,000   8.00% due 4/15/23..............     81,000
 150,000 Crown European Holdings SA:
          10.88% due 3/1/13 *.............    165,750
 100,000 Mobile Mini, Inc.:
          9.50% due 7/1/13 *..............    104,500
 200,000 Monitronics International, Inc.:
          11.75% due 9/1/10 *.............    198,250
         Owens-Brockway Glass Container:
  75,000   8.75% due 11/15/12.............     78,750
 150,000   7.75% due 5/15/11 *............    150,000

--------------------------------------------------------------------------------

                                                                             9
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


  PAR                                                MARKET
 VALUE                                               VALUE
-------------------------------------------------------------
         COMMERCIAL SERVICES - Continued
$ 25,000 Petroleum Helicopters, Inc.:
          9.38% due 5/1/09........................ $   27,250
                                                   ----------
                                                    1,425,625
                                                   ----------
         CONGLOMERATES - 0.95%
         Tyco International Group SA:
 125,000   6.88% due 1/15/29......................    117,031
 275,000   6.75% due 2/15/11 /(5)/................    279,813
                                                   ----------
                                                      396,844
                                                   ----------
         ELECTRONICS/ELECTRICAL
         EQUIPMENT - 1.29%
 100,000 Flextronics International, Ltd.:
          6.50% due 5/15/13 *.....................     95,750
  75,000 Pioneer Standard Electronics, Inc.:
          9.50% due 8/1/06........................     77,344
  75,000 Xerox Capital Trust I:
          8.00% due 2/1/27........................     60,562
         Xerox Corp.:
 125,000   7.63% due 6/15/13......................    121,875
 150,000   7.20% due 4/1/16.......................    138,750
  50,000   7.13% due 6/15/10......................     48,500
                                                   ----------
                                                      542,781
                                                   ----------
         FERTILIZERS - 0.31%
 125,000 IMC Global, Inc.:
          11.25% due 6/1/11 /(5)/.................    129,375
                                                   ----------
         FINANCE COMPANIES - 0.85%
  50,000 AmeriCredit Corp.:
          9.88% due 4/15/06.......................     48,000
 135,000 Hanover Equipment Trust:
          8.50% due 9/1/08........................    135,675
  77,904 Jet Equipment Trust:
          8.24% due 11/1/12 *.....................     26,585
 200,000 United States West Capital Funding, Inc.:
          6.88% due 7/15/28.......................    148,000
                                                   ----------
                                                      358,260
                                                   ----------
         FINANCIAL SERVICES - 12.21%
 325,000 American Tower Escrow Corp.:
          zero coupon due 8/1/08..................    214,500
 500,000 Athena Neurosciences Finance, LLC:
          7.25% due 2/21/08.......................    378,750

  PAR                                             MARKET
 VALUE                                            VALUE
----------------------------------------------------------
         FINANCIAL SERVICES - Continued
$225,000 Bear Island Paper Co., LLC:
          10.00% due 12/1/07................... $  184,500
 200,000 Bluewater Finance, Ltd.:
          10.25% due 2/15/12 /(5)/.............    198,000
 350,000 Chukchansi Economic Development Auth.:
          14.50% due 6/15/09 *.................    429,625
 175,000 Eircom Funding:
          8.25% due 8/15/13 *..................    183,750
 170,000 ESI Tractebel Acquisition Corp.:
          7.99% due 12/30/11...................    167,875
  75,000 Frontier Escrow Corp.:
          8.00% due 4/15/13 *..................     76,125
  25,000 H&E Equipment Services, LLC:
          11.13% due 6/15/12...................     21,000
 100,000 Huntsman Advanced Materials, LLC:
          11.00% due 7/15/10 *.................    105,500
 100,000 IOS Capital, LLC:
          7.25% due 6/30/08....................     94,500
 990,000 JP Morgan High Yield Debt Index 100:
          8.00% due 6/20/08 *..................    999,900
 650,000 JP Morgan High Yield Debt Index:
          6.40% due 6/20/08 *..................    637,000
  75,000 LaBranche & Co., Inc.:
          12.00% due 3/2/07....................     81,750
 375,000 Madison River Capital, LLC:
          13.25% due 3/1/10....................    367,500
  95,000 Nexstar Finance LLC, Inc.:
          12.00% due 4/1/08....................    106,400
 125,000 PCA, LLC/PCA Finance Corp:
          11.88% due 8/1/09....................    135,625
         PDVSA Finance, Ltd.:
 100,000   8.50% due 11/16/12..................     86,500
 325,000   6.80% due 11/15/08..................    281,125
 100,000 PX Escrow Corp.:
          9.63% due 2/1/06 /(3)/...............     74,000
         Terra Capital, Inc.:
 125,000   12.88% due 10/15/08.................    132,500
 200,000   11.50% due 6/1/10...................    170,000
                                                ----------
                                                 5,126,425
                                                ----------
         FOODS - 0.49%
  50,000 Del Monte Corp.:
          8.63% due 12/15/12 *.................     52,063

  PAR                                         MARKET
 VALUE                                        VALUE
------------------------------------------------------
         FOODS - Continued
$100,000 Fleming Cos., Inc.:
          10.63% due 7/31/07 /(1)/......... $       10
         Smithfield Foods, Inc.:
  25,000   8.00% due 10/15/09..............     26,250
 125,000   7.75% due 5/15/13 *.............    128,750
                                            ----------
                                               207,073
                                            ----------
         FREIGHT - 0.00%
 169,535 Anthony Crane Rental, LP:
          9.38% due 2/1/08 /(2)(4)/........         17
                                            ----------
         HEALTHCARE - 1.88%
 175,000 Apogent Technologies, Inc.:
          6.50% due 5/15/13 *..............    172,375
         HEALTHSOUTH Corp.:
 100,000   10.75% due 10/1/08..............     82,000
 225,000   8.38% due 10/1/11...............    185,625
  75,000   7.63% due 6/1/12................     61,125
 150,000 Medco Health Solutions, Inc.:
          7.25% due 8/15/13................    155,249
 125,000 Psychiatric Solutions, Inc.:
          10.63% due 6/15/13 *.............    133,750
                                            ----------
                                               790,124
                                            ----------
         HEAVY DUTY TRUCKS/PARTS - 0.56%
 225,000 Dana Corp.:
           9.00% due 8/15/11...............    236,250
                                            ----------
         HOME BUILDERS - 0.10%
 150,000 Oakwood Homes Corp.:
           7.88% due 3/1/04/ (1)/..........     42,000
                                            ----------
         HOSPITAL MANAGEMENT - 1.30%
         HCA, Inc.:
 225,000   6.95% due 5/1/12................    227,446
         IASIS Healthcare Corp.:
 180,000   13.00% due 10/15/09.............    201,150
         Tenet Healthcare Corp.:
  50,000   7.38% due 2/1/13................     49,125
  75,000   6.50% due 6/1/12................     69,000
                                            ----------
                                               546,721
                                            ----------
         HOSPITAL SUPPLIES - 0.46%
 190,000 Universal Hospital Services, Inc.:
           10.25% due 3/1/08...............    193,800
                                            ----------

--------------------------------------------------------------------------------

10
                                                                August 31, 2003
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


  PAR                                        MARKET
 VALUE                                       VALUE
-----------------------------------------------------
         HOUSEHOLD PRODUCTS - 0.27%
$ 75,000 Jacuzzi Brands, Inc.:
           9.63% due 7/1/10 *............. $   78,000
  50,000 Royster-Clark, Inc.:
           10.25% due 4/1/09..............     36,000
                                           ----------
                                              114,000
                                           ----------
         INFORMATION PROCESSING -
         HARDWARE - 0.13%
  50,000 Seagate Technology:
           8.00% due 5/15/09..............     53,875
                                           ----------
         INSURANCE - 1.07%
 300,000 Crum & Forster Holdings Corp.:
           10.38% due 6/15/13 *...........    313,500
 150,000 Fairfax Financial Holdings, Ltd.:
           8.25% due 10/1/15..............    137,812
                                           ----------
                                              451,312
                                           ----------
         LEISURE AND TOURISM - 6.32%
         AMC Entertainment, Inc.:
 125,000   9.88% due 2/1/12...............    134,688
 125,000   9.50% due 2/1/11...............    131,250
 150,000 Courtyard by Marriott II:
           10.75% due 2/1/08..............    147,375
 100,000 Hard Rock Hotel, Inc.:
           8.88% due 6/1/13 *.............    103,000
 260,000 Hollywood Casino Corp.:
           13.00% due 8/1/06 /(1)/........    171,600
  75,000 John Q Hammons Hotels, Inc.:
           8.88% due 5/15/12..............     78,375
 175,000 Mandalay Resort Group:
           10.25% due 8/1/07..............    195,562
 250,000 MGM Mirage, Inc.:
           8.50% due 9/15/10..............    280,625
 100,000 Park Place Entertainment Corp.:
           9.38% due 2/15/07..............    109,500
   5,000 Perkins Family Restaurants, LP:
           10.13% due 12/15/07............      4,750
  75,000 Prime Hospitality Corp.:
           8.38% due 5/1/12...............     72,375
 200,000 Riviera Holdings Corp.:
           11.00% due 6/15/10.............    195,000

  PAR                                          MARKET
 VALUE                                         VALUE
-------------------------------------------------------
         LEISURE AND TOURISM - Continued
$ 50,000 Six Flags, Inc.:
           8.88% due 2/1/10................. $   46,000
 175,000 Steinway Musical Instruments, Inc.:
           8.75% due 4/15/11................    176,750
 150,000 Tricon Global Restaurants, Inc.:
           8.88% due 4/15/11 /(5)/..........    169,125
  75,000 Vail Resorts, Inc.:
           8.75% due 5/15/09................     76,875
 222,000 Waterford Gaming, LLC:
           8.63% due 9/15/12 *..............    229,770
 100,000 Worldspan, LP:
           9.63% due 6/15/11 *..............    103,500
 200,000 Wynn Las Vegas, LLC:
           12.00% due 11/1/10...............    227,000
                                             ----------
                                              2,653,120
                                             ----------
         MACHINERY - 0.85%
  75,000 Briggs & Stratton Corp.:
           8.88% due 3/15/11................     82,875
 100,000 Dresser, Inc.:
           9.38% due 4/15/11................    102,000
 230,000 National Equipment Services, Inc.:
           10.00% due 11/30/04 /(1)/........     43,700
  80,000 Park-Ohio Industries, Inc.:
           9.25% due 12/1/07................     73,600
         Terex Corp.:
  25,000   10.38% due 4/1/11................     27,687
  25,000   9.25% due 7/15/11................     26,688
                                             ----------
                                                356,550
                                             ----------
         METALS - 0.43%
 125,000 Freeport McMoRan Resources:
           7.00% due 2/15/08................     88,750
  15,305 National Steel Corp.:
           9.88% due 3/1/09 /(1)/...........      1,110
 210,000 Renco Metals, Inc.:
           11.50% due 7/1/03/ (2)(6)/.......          0
  15,000 Russel Metals, Inc.:
           10.00% due 6/1/09................     15,900
  75,000 Ryerson Tull, Inc.:
           9.13% due 7/15/06................     72,750
                                             ----------
                                                178,510
                                             ----------

  PAR                                   MARKET
 VALUE                                  VALUE
------------------------------------------------
         MISCELLANEOUS - 0.89%
         Doane Pet Care Co.:
$100,000   10.75% due 3/1/10......... $  107,000
  50,000   9.75% due 5/15/07.........     46,500
 175,000 Service Corp. International:
           7.70% due 4/15/09.........    175,438
  40,000 Stewart Enterprises, Inc.:
           10.75% due 7/1/08.........     44,800
                                      ----------
                                         373,738
                                      ----------
         MULTIMEDIA - 1.08%
  75,000 Haights Cross Operating Co.:
           11.75% due 8/15/11 *......     75,000
         Shaw Communications, Inc.:
 250,000   8.25% due 4/11/10.........    262,500
  75,000   7.25% due 4/6/11..........     74,625
  40,000   7.20% due 12/15/11........     39,800
                                      ----------
                                         451,925
                                      ----------
         OIL AND GAS - 5.81%
         Chesapeake Energy Corp.:
  25,000   9.00% due 8/15/12.........     27,000
  75,000   7.75% due 1/15/15.........     76,125
  25,000   7.50% due 9/15/13 *.......     25,313
 275,000 Citgo Petroleum Corp.:
           11.38% due 2/1/11 *.......    306,625
 175,000 Colorado Interstate Gas Co.:
           6.85% due 6/15/37.........    175,000
 100,000 Dynegy Holdings, Inc.:
           8.75% due 2/15/12.........     85,000
 150,000 Encore Acquisition Co.:
           8.38% due 6/15/12.........    156,000
         Forest Oil Corp.:
  50,000   8.00% due 12/15/11........     50,500
  75,000   7.75% due 5/1/14..........     73,687
         Frontier Oil Corp.:
 135,000   11.75% due 11/15/09.......    148,500
  25,000   9.13% due 2/15/06.........     25,250
  25,000 Grant Prideco, Inc.:
           9.00% due 12/15/09........     26,312
 125,000 Hilcorp Energy, LP:
           10.50% due 9/1/10 *.......    128,281
 125,000 KCS Energy, Inc.:
           8.88% due 1/15/06.........    118,750

--------------------------------------------------------------------------------

                                                                             11
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


  PAR                                             MARKET
 VALUE                                            VALUE
----------------------------------------------------------
         OIL AND GAS - Continued
$154,757 Oslo Seismic Services, Inc.:
           8.28% due 6/1/11.................... $  120,904
 100,000 Tesoro Petroleum Corp.:
           8.00% due 4/15/08...................    103,750
  75,000 Universal Compression, Inc.:
           7.25% due 5/15/10 *.................     75,750
         Westport Resources Corp.:
 100,000   8.25% due 11/1/11...................    107,000
 100,000   8.25% due 11/1/11 *.................    107,000
 525,000 Williams Cos., Inc.:
           7.13% due 9/1/11....................    504,000
                                                ----------
                                                 2,440,747
                                                ----------
         PAPER/FOREST PRODUCTS - 1.58%
 100,000 Constar International, Inc.:
           11.00% due 12/1/12..................     90,250
 350,000 Georgia-Pacific Corp.:
           7.38% due 7/15/08 *.................    348,250
  75,000 Graphic Packaging International, Inc.:
           8.50% due 8/15/11 *.................     78,375
  50,000 Kappa Beheer BV:
           10.63% due 7/15/09..................     53,000
 125,000 Speciality Paperboard, Inc.:
           9.38% due 10/15/06..................     91,875
                                                ----------
                                                   661,750
                                                ----------
         POLLUTION CONTROL - 0.94%
         Allied Waste Industries, Inc.:
  25,000   8.88% due 4/1/08....................     26,813
  50,000   8.50% due 12/1/08...................     53,125
 100,000   7.88% due 1/1/09....................    102,375
         Allied Waste North America, Inc.:
 125,000   9.25% due 9/1/12....................    135,000
  75,000   7.88% due 4/15/13...................     76,500
                                                ----------
                                                   393,813
                                                ----------
         PUBLISHING - 0.27%
 100,000 Dex Media West, LLC:
           9.88% due 8/15/13 *.................    111,500
                                                ----------
         REAL ESTATE - 0.18%
  75,000 LNR Property Corp.:
          7.63% due 7/15/13 *..................     75,750
                                                ----------

  PAR                                           MARKET
 VALUE                                          VALUE
-------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS - 1.19%
$200,000 National Health Investors, Inc.:
           7.30% due 7/16/07.................. $192,250
  50,000 RFS Partnership, LP:
           9.75% due 3/1/12...................   50,750
         Senior Housing Properties Trust:
 175,000   8.63% due 1/15/12..................  182,000
  75,000   7.88% due 4/15/15..................   74,250
                                               --------
                                                499,250
                                               --------
         RETAIL - 2.22%
  61,000 Big 5 Corp.:
           10.88% due 11/15/07................   64,050
 125,000 JC Penney, Inc.:
           7.38% due 8/15/08..................  127,812
  50,000 MTS, Inc.:
           9.38% due 5/1/05/ (1)/.............    9,625
 175,000 Rent-Way, Inc.:
           11.88% due 6/15/10 *...............  180,250
 200,000 Rent-A-Center, Inc.:
           7.50% due 5/1/10...................  201,000
         Rite Aid Corp.:
  50,000   9.50% due 2/15/11 *................   53,500
 100,000   8.13% due 5/1/10 *.................  103,000
 100,000   7.70% due 2/15/27..................   80,500
 100,000 Saks, Inc.:
           9.88% due 10/1/11..................  112,750
                                               --------
                                                932,487
                                               --------
         SCHOOLS - 0.18%
  75,000 KinderCare Learning Centers, Inc.:
           9.50% due 2/15/09..................   75,375
                                               --------
         SEMICONDUCTORS - 0.64%
         Amkor Technology, Inc.:
 100,000   9.25% due 2/15/08..................  107,250
  50,000   7.75% due 5/15/13 *................   48,625
  25,000 ChipPAC, Inc.:
           12.75% due 8/1/09..................   27,688
  75,000 ON Semiconductor Corp.:
           12.00% due 3/15/10.................   83,250
                                               --------
                                                266,813
                                               --------

  PAR                                             MARKET
 VALUE                                            VALUE
---------------------------------------------------------
         TELECOMMUNICATIONS - 14.74%
         Airgate PCS, Inc.:
$525,000   13.50% due 10/1/09/ (3)/............. $315,000
 300,000   4.96% due 9/30/08....................  279,000
 175,000 Alamosa Delaware, Inc.:
           13.63% due 8/15/11...................  164,500
 650,000 Alamosa Holdings, Inc.:
           12.88% due 2/15/10/ (3)/.............  477,750
         Alaska Communications Systems Holdings,
          Inc.:
  50,000   9.88% due 8/15/11 *..................   50,250
 100,000   9.38% due 5/15/09....................   92,000
  75,000 Centennial Cellular Communications Co.:
           10.13% due 6/15/13 *.................   77,625
 100,000 Centennial Cellular Operating Co.:
           10.75% due 12/15/08..................   95,500
  75,000 Cincinnati Bell, Inc.:
           7.25% due 7/15/13 *..................   73,500
         Fairpoint Communications, Inc.:
 175,000   12.50% due 5/1/10....................  185,500
 350,000   9.50% due 5/1/08.....................  332,500
  50,000 GCI, Inc.:
           9.75% due 8/1/07.....................   50,375
 475,000 Horizon PCS, Inc.:
           13.75% due 6/15/11/ (1)/.............   78,375
 200,000 iPCS, Inc.:
           14.00% due 7/15/10/ (1)(3)/..........   12,000
 400,000 LCI International, Inc.:
           7.25% due 6/15/07....................  308,000
         Nextel Communications, Inc.:
 250,000   9.95% due 2/15/08 /(3)/..............  261,875
 250,000   9.38% due 11/15/09...................  270,000
 275,000   7.38% due 8/1/15.....................  275,687
 125,000 Nortel Networks, Ltd.:
           6.13% due 2/15/06....................  121,875
         PanAmSat Corp.:
 100,000   8.50% due 2/1/12.....................  103,250
 100,000   6.38% due 1/15/08....................  102,500
         Qwest Capital Funding, Inc.:
 500,000   7.90% due 8/15/10....................  432,500
  50,000   7.75% due 2/15/31....................   40,000
 275,000   7.63% due 8/3/21.....................  220,000
 150,000   7.25% due 2/15/11....................  126,750
  50,000   7.00% due 8/3/09.....................   42,750

--------------------------------------------------------------------------------

12
                                                                August 31, 2003
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                               MARKET
  VALUE                                              VALUE
-------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
          Qwest Corp.:
 $100,000   8.88% due 3/15/12 *................... $  107,000
          Rogers Wireless, Inc.:
   50,000   9.63% due 5/1/11......................     55,063
          Rural Cellular Corp.:
  100,000   9.75% due 1/15/10.....................     90,000
   25,000   9.63% due 5/15/08.....................     22,250
  300,000 TELUS Corp.:
            8.00% due 6/1/11......................    332,684
  600,000 United States West Communications, Inc.:
            6.88% due 9/15/33.....................    498,000
  575,000 US Unwired, Inc., Series B:
            13.38% due 11/1/09 /(3)/..............    319,125
  175,000 Western Wireless Corp.:
            9.25% due 7/15/13 *...................    175,000
                                                   ----------
                                                    6,188,184
                                                   ----------
TEXTILE - PRODUCTS - 0.12%
   50,000 Collins & Aikman Floor Cover:
            9.75% due 2/15/10.....................     51,250
                                                   ----------
UTILITIES - ELECTRIC - 9.52%
  510,000 AES Corp.:
            8.75% due 5/15/13 *...................    518,925
  475,000 AES Drax Energy, Ltd.:
            11.50% due 8/30/10/ (1)/..............      3,562
   50,000 BRL Universal Equipment:
            8.88% due 2/15/08.....................     53,000
1,275,000 Calpine Canada Energy Finance, ULC:
            8.50% due 5/1/08......................    969,000
          Calpine Corp.:
   50,000   8.75% due 7/15/07.....................     39,000
   50,000   4.00% due 12/26/06....................     45,250
          Edison Mission Energy:
  425,000   10.00% due 8/15/08....................    352,750
  225,000   9.88% due 4/15/11.....................    184,500
   50,000   7.73% due 6/15/09.....................     38,750
          Mirant Americas Generation, LLC:
  300,000   8.50% due 10/1/21 /(1)/...............    219,000
   75,000   7.63% due 5/1/06 /(1)/................     55,125
  225,000   7.20% due 10/1/08 /(1)/...............    165,375
  400,000 Mirant Corp.:
            8.30% due 5/1/11 /(1)/................    292,000

  PAR                                           MARKET
 VALUE                                          VALUE
---------------------------------------------------------
UTILITIES - ELECTRIC - Continued
        Mirant Mid-Atlantic, LLC:
$89,453   9.13% due 6/30/17 /(1)/............ $    86,821
100,252   8.63% due 6/30/12 /(1)/............      96,954
150,000 Mission Energy Holding Co.:
          13.50% due 7/15/08.................      84,000
125,000 Pacific Gas & Electric Co.:
          10.00% due 11/1/05 *...............     127,500
100,000 PG&E Corp.:
          6.88% due 7/15/08 *................     101,500
        Reliant Resources, Inc.:
250,000   9.50% due 7/15/13 *................     230,000
225,000   9.25% due 7/15/10 *................     209,250
155,000 Tiverton/Rumford Power Assoc., Ltd.:
          9.00% due 7/15/18 *................     127,100
                                              -----------
                                                3,999,362
                                              -----------
UTILITIES - GAS, PIPELINE - 3.87%
425,000 Dynegy-Roseton Danskammer:
          7.27% due 11/8/10..................     365,500
250,000 El Paso Production Holding Co.:
          7.75% due 6/1/13 *.................     242,500
175,000 Leviathan Gas Pipeline:
          10.38% due 6/1/09 /(5)/............     196,437
100,000 Southern Natural Gas Co.:
          8.88% due 3/15/10..................     105,500
350,000 Transcontinental Gas Pipe Line Corp.:
          8.88% due 7/15/12..................     377,125
325,000 Williams Cos., Inc.:
          8.63% due 6/1/10...................     338,000
                                              -----------
                                                1,625,062
                                              -----------
WATER SERVICES - 0.18%
 75,000 Companhia De Saneamento Basico,
          12.00% due 6/20/08 *...............      75,000
                                              -----------
        TOTAL CORPORATE BONDS
        (Cost $38,537,311)................... $38,892,259
                                              -----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
           COMMON STOCK - 0.25%
           TELECOMMUNICATIONS - 0.25%
   $11,585 Dobson Communications.,
            Class A + /(2)/ (Cost $79,357).......... $  106,582
                                                     ----------
           PREFERRED STOCK - 1.69%
           BROADCASTING - 0.83%
     2,975 Cablevision Systems Corp.:
             11.13%.................................    310,887
        50 Granite Broadcasting Corp.:
             12.75%.................................     37,500
                                                     ----------
                                                        348,387
                                                     ----------
           RETAIL - 0.06%
         3 Rent-Way, Inc. /(2)/.....................     25,000
                                                     ----------
           TELECOMMUNICATIONS - 0.80%
       180 Dobson Communications Corp.:
            6.00%*..................................     37,080
           Rural Cellular Corp.:
       128   12.25% /(4)/...........................     66,240
       325   11.38% /(4)/...........................    233,188
                                                     ----------
                                                        336,508
                                                     ----------
           TOTAL PREFERRED STOCK
           (Cost $533,528)..........................    709,895
                                                     ----------
           WARRANTS - 0.00%
           TELECOMMUNICATIONS - 0.00%
       200 GT Group Telecom, Inc. * +  /(2)/
           (Cost $0)................................          2
                                                     ----------

   PAR
  VALUE
  -----
           REPURCHASE AGREEMENT - 7.70%
$3,233,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 0.92%, dated
            8/29/03, to be repurchased 9/2/03 in the
            amount of $3,233,330 and collateralized
            by Federal National Mtg. Assn. Notes,
            bearing interest at 2.38%, due 10/1/04
            and having an approximate value of
            $3,334,874
            (Cost $3,233,000).......................  3,233,000
                                                     ----------

--------------------------------------------------------------------------------

                                                                             13
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


   PAR                                                             MARKET
  VALUE                                                            VALUE
----------------------------------------------------------------------------
           TOTAL INVESTMENTS
           (Cost $42,383,196) - 102.27%........................ $42,941,738
                                                                -----------
           SHORT BOND POSITION - (0.79%)
           AUTOMOTIVE - (0.53%)
$(250,000) Goodyear Tire & Rubber Co.:
             8.50% due 3/15/07.................................    (220,625)
                                                                -----------
           LEISURE AND TOURISM - (0.26%)
 (100,000) Regal Cinemas, Inc.:
             9.38% due 2/1/12..................................    (111,000)
                                                                -----------
           TOTAL SHORT BOND POSITION
           (Proceeds $(317,250))...............................    (331,625)
                                                                -----------
           Liabilities in excess of other assets,
            net - (1.48)%......................................    (624,099)
                                                                -----------
           NET ASSETS - 100%................................... $41,986,014
                                                                -----------
           +Non-income producing
           *Securities exempt from registration
            under Rule 144A of the Securities Act of
            1933. These securities may be sold in
            transactions exempt from registration,
            normally to qualified institutional
            buyers. At August 31, 2003, the
            aggregate value of these securities was
            $9,409,456 representing 22.41% of net
            assets.
           /(1)/Bond in default
           /(2)/Fair valued security - see Note 2.
           /(3)/The interest rate shown represents the
               step-up coupon rate at which the bond
               accrues or will accrue at a specified
               future date.
           /(4)/PIK ("Payment-in-kind") payment made
                with additional securities in lieu of cash
           /(5)/The security or a portion thereof
                represents collateral for securities sold
                short
           /(6)/Bond is in default and did not pay
                principal at maturity.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

14
                                                                August 31, 2003
            INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          COMMON STOCK - 93.42%
          ADVERTISING - 0.93%
   42,933 WPP Group, PLC........................ $  390,445
                                                 ----------
          AIRLINES - 0.22%
   43,600 Qantas Airways, Ltd...................     91,730
                                                 ----------
          AUTOMOTIVE - 5.03%
   12,110 Bayerische Motoren Werke AG...........    479,140
    8,400 Honda Motor Co., Ltd..................    341,946
    3,000 Nissan Motor Co., Ltd.................     32,215
    3,901 PSA Peugoet Citroen...................    178,276
    1,240 Renault SA +..........................     74,839
    7,400 TI Automotive, Ltd./ (1)/.............          0
   36,900 Toyota Motor Corp.....................  1,018,280
                                                 ----------
                                                  2,124,696
                                                 ----------
          BANKS - 14.79%
    6,494 ABN AMRO Holding NV...................    113,870
    6,099 Allied Irish Banks, PLC (Dublin)......     85,220
   18,336 Allied Irish Banks, PLC (London)......    256,003
    2,419 Australia & New Zealand Banking Group,
           Ltd..................................     27,520
    1,100 Banco Bradesco SA.....................     23,617
    1,300 Banco Itau SA.........................     49,231
      248 Banco Popular Espanol SA..............     11,178
    2,120 Bank of Ireland.......................     25,217
      500 Bank of Nova Scotia...................     22,218
    4,260 Barclays, PLC.........................     30,913
   12,299 BNP Paribas SA +......................    613,579
    8,600 Canadian Imperial Bank of Commerce....    352,408
   21,592 Danske Bank A/S.......................    396,427
   16,000 DBS Group Holdings, Ltd...............    114,983
   82,294 HSBC Holdings, PLC (GBP)..............  1,055,427
   17,400 HSBC Holdings, PLC (HKD)..............    226,445
      386 Julius Baer Holding, Ltd..............    109,210
    1,209 National Australia Bank, Ltd..........     24,408
    2,477 National Bank of Canada...............     62,690
   23,000 Oversea-Chinese Banking Corp., Ltd....    144,299
   23,633 Royal Bank of Scotland Group, PLC.....    586,804
    6,063 Societe Generale, Class A.............    402,588
    9,504 Standard Chartered, PLC...............    126,837
   17,559 UBS AG................................    947,796
      800 Uniao de Bancos Brasileiros SA GDR....     15,400
   31,000 United Overseas Bank, Ltd.............    224,548
   19,145 Westpac Banking Corp..................    194,558
                                                 ----------
                                                  6,243,394
                                                 ----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          BEVERAGES - 3.02%
    7,167 Companhia De Bebidas Das Americas
           ADR.................................... $  159,036
   72,216 Diageo, PLC.............................    772,383
    2,836 Fomento Economico Mexicano
           SA de CV ADR...........................    104,932
    3,758 Foster's Group, Ltd.....................     11,079
    9,147 Interbrew...............................    226,053
                                                   ----------
                                                    1,273,483
                                                   ----------
          BROADCASTING - 1.23%
   31,250 Mediaset SpA............................    274,838
    8,003 Societe Television Francaise............    243,443
                                                   ----------
                                                      518,281
                                                   ----------
          BUILDING MATERIALS - 1.46%
   11,388 Bouygues SA.............................    300,215
    4,208 CRH, PLC................................     78,828
   11,498 CRH, PLC (Dublin).......................    219,310
      256 Vinci SA................................     16,633
                                                   ----------
                                                      614,986
                                                   ----------
          CHEMICAL - 2.03%
   12,049 BASF AG.................................    555,540
    4,036 CIBA Specialty Chemicals Holding, Inc. +    277,833
       84 L'Air Liquide SA........................     12,079
      300 Shin Etsu Chemical Co...................     11,775
                                                   ----------
                                                      857,227
                                                   ----------
          COMMERCIAL SERVICES - 0.74%
    8,500 Secom Co., Ltd..........................    291,383
    1,749 Securitas AB............................     21,436
                                                   ----------
                                                      312,819
                                                   ----------
          CONGLOMERATES - 1.26%
    8,517 LVMH Moet Hennessy Louis Vuitton SA.....    512,633
      300 Siemens AG..............................     18,601
                                                   ----------
                                                      531,234
                                                   ----------
          DRUGS - 7.12%
   25,861 AstraZeneca, PLC........................    991,337
   11,635 GlaxoSmithKline, PLC....................    221,535
   32,993 Novartis AG.............................  1,213,975
      307 Roche Holdings AG-Genusschein...........     23,524
    3,600 Schering AG.............................    145,009
    3,200 Takeda Chemical Industries, Ltd.........    115,730
   11,200 Yamanouchi Pharmaceutical Co., Ltd......    293,714
                                                   ----------
                                                    3,004,824
                                                   ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 8.04%
   25,000 Canon, Inc............................ $1,201,954
   13,623 Elec De Portugal SA...................     29,653
      200 Funai Electric Co., Ltd...............     24,253
   15,732 Philips Electronics NV................    383,949
   12,000 Ricoh Co., Ltd........................    221,108
    6,185 Samsung Electronics Co., Ltd. GDR *...  1,147,318
    1,866 Samsung Electronics Co., Ltd., Reg S
           GDR +*...............................    346,143
      339 Schneider Electric SA.................     18,328
      200 SMC Corp..............................     22,248
                                                 ----------
                                                  3,394,954
                                                 ----------
          FINANCE COMPANIES - 0.10%
    2,500 Credit Saison Co., Ltd................     43,279
                                                 ----------
          FINANCIAL SERVICES - 3.50%
   12,470 3I Group, PLC.........................    123,733
    2,670 Acom Co., Ltd.........................    110,750
    9,008 Credit Suisse Group...................    281,570
   18,001 Grupo Financiero BBVA Bancomer
           SA de C.V. +.........................     14,601
   30,931 ING Groep NV..........................    603,911
    2,000 ORIX Corp.............................    132,836
    1,000 Sun Life Financial Services of Canada,
           Inc..................................     21,951
   40,275 UniCredito Italiano SpA...............    187,289
                                                 ----------
                                                  1,476,641
                                                 ----------
          FOODS - 2.91%
    5,538 Nestle SA.............................  1,206,795
      373 Unilever NV...........................     20,790
                                                 ----------
                                                  1,227,585
                                                 ----------
          FREIGHT - 0.62%
   10,662 Deutsche Post AG......................    171,131
    2,000 Mitsui & Co., Ltd.....................     12,769
    4,150 TPG NV................................     77,559
                                                 ----------
                                                    261,459
                                                 ----------
          HOUSEHOLD PRODUCTS - 1.53%
   18,000 KAO Corp..............................    339,375
   16,343 Reckitt Benckiser, PLC................    306,795
                                                 ----------
                                                    646,170
                                                 ----------

--------------------------------------------------------------------------------

                                                                             15
      INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - 0.04%
        1 Yahoo Japan Corp. +.............. $   18,083
                                            ----------
          INSURANCE - 2.32%
    2,203 ACE, Ltd.........................     70,937
       40 Millea Holdings, Inc.............    414,792
    6,233 Swiss Reinsurance +..............    382,980
    1,451 XL Capital, Ltd., Class A........    109,913
                                            ----------
                                               978,622
                                            ----------
          LEISURE AND TOURISM - 1.05%
    3,635 Accor SA.........................    141,823
      300 Four Seasons Hotels, Inc.........     14,475
   36,142 Ladbroke Group, PLC +............    110,892
    2,100 Nintendo Co., Ltd................    174,753
                                            ----------
                                               441,943
                                            ----------
          MEDICAL TECHNOLOGY - 0.29%
      151 Synthes-Stratec, Inc.............    122,880
                                            ----------
          METALS - 3.34%
      400 Alcan, Inc.......................     14,548
      673 Anglo American, PLC..............     12,554
   14,844 BHP Billiton, Ltd................    105,354
   74,081 BHP Billiton, PLC................    485,565
    4,476 Companhia Vale do Rio Doce ADR...    167,626
    2,765 Companhia Vale do Rio Doce SP ADR     94,369
      900 Hennes & Mauritz AB, Class B.....     18,941
    3,820 POSCO ADR........................    114,600
    6,991 Rio Tinto, Ltd...................    155,754
   10,980 Rio Tinto, PLC...................    240,935
                                            ----------
                                             1,410,246
                                            ----------
          MISCELLANEOUS - 0.89%
    1,000 Fuji Photo Film Co., Ltd.........     29,995
   15,000 Olympus Optical Co., Ltd.........    344,518
                                            ----------
                                               374,513
                                            ----------
          MULTIMEDIA - 1.47%
   30,598 Carlton Communications, PLC......     84,228
   15,647 News Corp., Ltd. ADR.............    537,475
                                            ----------
                                               621,703
                                            ----------
          OIL AND GAS - 8.49%
    6,590 BG Group, PLC....................     28,354
      300 Canadian Natural Resources, Ltd..     11,639

 NUMBER                                        MARKET
OF SHARES                                      VALUE
-------------------------------------------------------
          OIL AND GAS - Continued
    3,448 EnCana Corp....................... $  129,316
   25,250 ENI SPA +.........................    381,958
  102,000 PetroChina Co., Ltd...............     35,638
    9,088 Petroleo Brasileiro SA ADR........    200,845
    2,783 Scottish & Southern Energy, PLC...     27,658
   36,727 Shell Transport & Trading Co., PLC    229,720
    2,780 Statoil ASA.......................     25,009
    3,574 Suncor Energy, Inc................     67,098
  102,000 Tokyo Gas Co., Ltd................    310,323
   12,165 TotalFinaElf SA, Class B..........  1,868,292
      700 VEBA AG...........................     36,246
    4,050 YUKOS ADR.........................    231,862
                                             ----------
                                              3,583,958
                                             ----------
          PAPER/FOREST PRODUCTS - 0.30%
    2,647 Abitibi-Cons., Inc. (CAD) +.......     20,031
   16,025 Amcor, Ltd........................     93,964
      856 Sappi, Ltd........................     10,867
                                             ----------
                                                124,862
                                             ----------
          PUBLISHING - 1.09%
    3,923 Reed Elsevier NV..................     43,300
   36,217 Reed Elsevier, PLC................    277,092
   11,000 Singapore Press Holdings, Ltd.....    117,322
    2,600 Toppan Printing Co................     21,034
                                             ----------
                                                458,748
                                             ----------
          RAILROADS & EQUIPMENT - 0.94%
    5,305 Canadian National Railway Co.(CAD)    284,154
       27 East Japan Railway Co.............    114,076
                                             ----------
                                                398,230
                                             ----------
          RETAIL - 2.80%
    1,000 7-Eleven, Inc. (JPY)..............     27,338
   28,264 Great Universal Stores, PLC.......    304,972
    4,900 Jusco Co., Ltd. +.................    121,151
      381 Metro AG..........................     13,797
    1,951 Pinault-Printemps-Redoute SA......    167,833
    2,743 Swatch Group AG +.................     53,698
    1,521 Swatch Group AG, Class B +........    147,791
   88,720 Tesco, PLC........................    302,305
    6,409 Walmart De Mexico SA de CV........     17,509
    1,779 Woolworths, Ltd...................     13,585
      400 Yamada Denki Co...................     10,833
                                             ----------
                                              1,180,812
                                             ----------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
------------------------------------------------------------
          SECURITIES RELATED - 0.33%
   13,480 Investor AB, Class B................... $  110,413
    2,000 Nomura Holdings, Inc...................     29,104
                                                  ----------
                                                     139,517
                                                  ----------
          SEMICONDUCTORS - 0.27%
      200 Rohm Co., Ltd..........................     26,122
    7,500 Taiwan Semiconductor Manufacturing Co.,
           Ltd. ADR +............................     88,350
                                                  ----------
                                                     114,472
                                                  ----------
          TELECOMMUNICATIONS - 9.77%
    2,500 China Mobile, Ltd......................      6,427
  304,000 China Telecom Corp., Ltd...............     83,803
   23,712 KT Corp. ADR...........................    446,971
    4,067 Nokia Oyj..............................     66,708
      521 NTT DoCoMo, Inc........................  1,339,504
    4,712 Portugal Telecom, SGPS SA..............     34,085
   17,037 SK Telecom Co., Ltd. ADR...............    324,725
   42,772 Telecom Corp. of New Zealand, Ltd......    124,923
  198,742 Telefonaktiebolaget LM Ericsson,
           Class B +.............................    304,185
   16,800 Telenor ASA............................     71,649
  723,677 Vodafone Group, PLC....................  1,321,403
                                                  ----------
                                                   4,124,383
                                                  ----------
          TOBACCO - 1.29%
    8,082 Altadis SA.............................    191,027
   33,454 British American Tobacco, PLC..........    337,224
        3 Japan Tobacco, Inc.....................     17,534
                                                  ----------
                                                     545,785
                                                  ----------
          UTILITIES - COMMUNICATION - 1.46%
   16,900 Deutsche Telekom AG +..................    241,527
    2,298 Telefonica SA..........................     27,082
   11,452 Telefonos de Mexico SA de CV ADR.......    347,110
                                                  ----------
                                                     615,719
                                                  ----------
          UTILITIES - ELECTRIC - 1.93%
    3,500 CLP Holdings, Ltd......................     15,437
       42 Electrabel.............................     10,546
   33,500 Hong Kong Electric Holdings, Ltd.......    132,295
   21,783 Iberdrola SA...........................    370,702
    1,400 Kansai Electric Power Co., Inc.........     22,089
   24,000 Korea Electric Power Corp. ADR.........    221,520
    3,348 Scottish Power, PLC....................     19,132
    1,100 Tokyo Electric Power Co., Inc..........     21,399
                                                  ----------
                                                     813,120
                                                  ----------

--------------------------------------------------------------------------------

16
      INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2003


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          WATER SERVICES - 0.82%
   17,802 Vivendi Environnement..................... $   347,379
                                                     -----------
          TOTAL COMMON STOCK
          (Cost $36,939,731)........................  39,428,182
                                                     -----------
          PREFERRED STOCK - 0.03%
          AUTOMOTIVE - 0.03%
       29 Porsche AG 0.64%
          (Cost $10,333)............................      12,370
                                                     -----------
          EXCHANGE-TRADED FUNDS - 4.76%
   17,700 iShares MSCI EAFE Index Fund
          (Cost $1,971,104).........................   2,010,189
                                                     -----------

   PAR
  VALUE
----------
          REPURCHASE AGREEMENT - 1.58%
 $668,000 Agreement with Bank of America Securities,
           bearing interest at 1.03%, dated
           8/29/03, to be repurchased 9/2/03 in the
           amount of $668,076 and collateralized
           by Federal Home Loan Mtg. Corp.
           Notes, bearing interest at 1.75%, due
           5/15/05 and having an approximate
           value of $682,433
           (Cost $668,000)..........................     668,000
                                                     -----------
          TOTAL INVESTMENTS
          (Cost $39,589,168) - 99.79%...............  42,118,741
          Other assets less liabilities,
           net - 0.21%..............................      87,566
                                                     -----------
          NET ASSETS - 100%......................... $42,206,307
                                                     -----------
          ADR- American Depository Receipt
          +Non-income producing
          *Securities exempt from registration
           under Rule 144A of the Securities Act of
           1933. These securities may be sold in
           transactions exempt from registration,
           normally to qualified institutional
           buyers. At August 31, 2003, the
           aggregate value of these securities was
           $1,493,461 representing 3.54% of net
           assets.
          /(1)/Fair valued security - see Note 2.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             17
               LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS
August 31, 2003


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 97.60%
          AEROSPACE/DEFENSE - 0.92%
    8,100 Lockheed Martin Corp................... $   414,963
                                                  -----------
          AUTOMOTIVE - 2.71%
    3,100 AutoZone, Inc. +.......................     284,580
    5,500 Carlisle Cos., Inc.....................     250,195
   19,700 Delphi Automotive Systems Corp.........     178,482
    5,200 General Motors Corp....................     213,720
    5,200 Lear Corp. +...........................     288,860
                                                  -----------
                                                    1,215,837
                                                  -----------
          BANKS - 11.46%
   20,800 Bank of America Corp...................   1,648,400
    5,000 Bank One Corp..........................     197,350
   13,600 First Tennessee National Corp..........     562,360
   24,000 National City Corp.....................     760,320
   33,500 U.S. Bancorp...........................     800,650
   15,100 Wachovia Corp..........................     636,465
   10,700 Wells Fargo & Co.......................     536,498
                                                  -----------
                                                    5,142,043
                                                  -----------
          BUILDING MATERIALS - 0.76%
   11,400 Sherwin-Williams Co....................     342,912
                                                  -----------
          CHEMICAL - 1.00%
   17,400 Monsanto Co............................     447,354
                                                  -----------
          COMMERCIAL SERVICES - 1.00%
    5,600 Rent-A-Center, Inc. +..................     449,064
                                                  -----------
          DRUGS - 0.84%
    7,500 Merck & Co., Inc.......................     377,400
                                                  -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.98%
   19,600 American Power Conversion Corp.........     351,232
   16,100 Arrow Electronics, Inc. +..............     332,304
    5,200 Fisher Scientific International, Inc. +     203,944
                                                  -----------
                                                      887,480
                                                  -----------
          FINANCE COMPANIES - 0.87%
   16,800 MBNA Corp..............................     392,112
                                                  -----------
          FINANCIAL SERVICES - 12.05%
    6,400 Capital One Financial Corp.............     341,760
   51,000 Citigroup, Inc.........................   2,210,850

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          FINANCIAL SERVICES - Continued
    4,900 Freddie Mac............................ $   260,435
   31,300 JP Morgan Chase & Co...................   1,071,086
    4,600 Lehman Brothers Holdings, Inc..........     302,358
   15,800 Merrill Lynch & Co., Inc...............     849,724
   15,200 New Century Financial Corp.............     370,424
                                                  -----------
                                                    5,406,637
                                                  -----------
          HEALTHCARE - 0.05%
      904 Medco Health Solutions, Inc. +.........      24,137
                                                  -----------
          HEAVY DUTY TRUCKS/PARTS - 0.62%
   18,000 Dana Corp..............................     277,560
                                                  -----------
          HOME BUILDERS - 0.82%
    6,400 KB Home................................     366,208
                                                  -----------
          HOSPITAL SUPPLIES - 0.46%
    4,200 Johnson & Johnson......................     208,236
                                                  -----------
          HOUSEHOLD PRODUCTS - 1.67%
   15,000 Dial Corp..............................     304,050
    5,100 Procter & Gamble Co....................     445,179
                                                  -----------
                                                      749,229
                                                  -----------
          INFORMATIONPROCESSING -
          HARDWARE - 2.64%
   19,176 Hewlett-Packard Co.....................     381,986
    5,500 International Business Machines Corp...     451,055
   13,800 Storage Technology Corp. +.............     353,418
                                                  -----------
                                                    1,186,459
                                                  -----------
          INFORMATION PROCESSING -
          SERVICES - 1.73%
   24,300 EMC Corp. +............................     309,825
    9,700 Macromedia, Inc. +.....................     231,248
   15,800 VeriSign, Inc. +.......................     236,526
                                                  -----------
                                                      777,599
                                                  -----------
          INFORMATION PROCESSING -
          SOFTWARE - 2.42%
   24,800 Citrix Systems, Inc. +.................     510,632
   22,400 Computer Associates International, Inc.     574,112
                                                  -----------
                                                    1,084,744
                                                  -----------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          INSURANCE - 10.28%
   12,200 AFLAC, Inc........................... $   390,522
   18,300 Allstate Corp........................     654,225
   10,275 Fidelity National Financial, Inc.....     296,947
    8,400 GreenPoint Financial Corp............     284,592
    4,900 Health Net, Inc. +...................     155,967
    9,600 John Hancock Financial Services, Inc.     293,088
   12,700 Old Republic International Corp......     426,593
   10,600 PacifiCare Health Systems, Inc.,
           Class A +...........................     527,880
   19,300 Prudential Financial, Inc............     702,713
   15,750 W.R. Berkley Corp....................     521,010
    4,600 Wellpoint Health Networks, Inc.,
           Class A +...........................     358,800
                                                -----------
                                                  4,612,337
                                                -----------
          LEISURE AND TOURISM - 1.20%
   15,200 Hasbro, Inc..........................     281,200
   13,300 Mattel, Inc..........................     256,956
                                                -----------
                                                    538,156
                                                -----------
          MACHINERY - 1.66%
    7,400 Deere & Co...........................     418,174
    9,300 Precision Castparts Corp.............     329,220
                                                -----------
                                                    747,394
                                                -----------
          MULTIMEDIA - 3.32%
   40,800 AOL Time Warner, Inc. +..............     667,488
    5,700 McGraw-Hill Cos., Inc................     347,700
    5,300 Viacom, Inc., Class B................     238,500
   11,600 Walt Disney Co.......................     237,800
                                                -----------
                                                  1,491,488
                                                -----------
          OIL AND GAS - 12.31%
    8,400 Amerada Hess Corp....................     396,060
    9,600 ChevronTexaco Corp...................     699,552
    3,700 ConocoPhillips.......................     206,608
    7,900 Devon Energy Corp....................     408,825
   59,040 Exxon Mobil Corp.....................   2,225,808
    6,400 Kerr-McGee Corp......................     281,280
   15,100 Marathon Oil Corp....................     421,139
   13,700 Occidental Petroleum Corp............     470,321
   10,200 Sunoco, Inc..........................     414,426
                                                -----------
                                                  5,524,019
                                                -----------

--------------------------------------------------------------------------------

18
                                                                August 31, 2003
          LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          PAPER/FOREST PRODUCTS - 0.94%
   21,100 Pactiv Corp. +.................... $   423,688
                                             -----------
          PUBLISHING - 0.46%
    4,500 Tribune Co........................     208,125
                                             -----------
          RAILROADS & EQUIPMENT - 1.16%
   18,300 Burlington Northern Santa Fe Corp.     518,805
                                             -----------
          RETAIL - 3.68%
   10,200 Barnes & Noble, Inc. +............     267,240
   12,400 Federated Department Stores, Inc..     541,880
   13,600 SUPERVALU, Inc....................     327,760
    8,400 United Stationers, Inc. +.........     341,376
   17,100 Winn-Dixie Stores, Inc............     171,855
                                             -----------
                                               1,650,111
                                             -----------
          SAVINGS & LOAN - 3.65%
   15,900 Flagstar Bancorp, Inc.............     310,527
    5,300 Golden West Financial Corp........     457,231
   22,300 Washington Mutual, Inc............     869,254
                                             -----------
                                               1,637,012
                                             -----------
          TELECOMMUNICATIONS - 5.74%
   15,980 AT&T Corp.........................     356,354
   34,900 Avaya, Inc. +.....................     364,705
   15,400 BellSouth Corp....................     388,080
   19,300 Scientific-Atlanta, Inc...........     656,200
   23,000 Verizon Communications, Inc.......     812,360
                                             -----------
                                               2,577,699
                                             -----------
          TOBACCO - 1.42%
   15,500 Altria Group, Inc.................     638,910
                                             -----------
          UTILITIES - COMMUNICATION - 2.15%
   23,863 SBC Communications, Inc...........     536,679
   29,000 Sprint Corp. (FON Group)..........     428,330
                                             -----------
                                                 965,009
                                             -----------


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
           UTILITIES - ELECTRIC - 5.63%
     7,400 Dominion Resources, Inc................... $   448,292
     8,300 Entergy Corp..............................     435,335
     8,500 Exelon Corp...............................     500,650
     5,400 NiSource, Inc.............................     104,436
    10,800 PPL Corp..................................     428,436
     9,800 Public Service Enterprise Group, Inc......     414,932
     6,800 Southern Co...............................     192,984
                                                      -----------
                                                        2,525,065
                                                      -----------
           TOTAL COMMON STOCK
           (Cost $40,447,403)........................  43,807,792
                                                      -----------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 2.24%
           REGISTERED INVESTMENT
           COMPANIES - 2.24%
$1,004,416 American AAdvantage Money Market Fund:
           0.83% due 9/1/03
           (Cost $1,004,416).........................   1,004,416
                                                      -----------
           TOTAL INVESTMENTS
           (Cost $41,451,819) - 99.84%...............  44,812,208
           Other assets less liabilities, net - 0.16%      70,838
                                                      -----------
           NET ASSETS - 100%......................... $44,883,046
                                                      -----------
           + Non-income producing




SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             19
August 31, 2003
                MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
          COMMON STOCK - 96.93%
          ADVERTISING - 1.89%
   13,110 Lamar Advertising Co. +.............. $  438,005
    4,960 Omnicom Group, Inc...................    387,376
                                                ----------
                                                   825,381
                                                ----------
          AEROSPACE/DEFENSE - 0.44%
    3,730 L-3 Communications Holdings, Inc. +..    190,566
                                                ----------
          APPAREL & PRODUCTS - 3.24%
    8,200 Chicos FAS, Inc. +...................    266,418
    5,500 Nike, Inc., Class B..................    313,390
    7,500 Polo Ralph Lauren Corp...............    219,750
    5,330 Ross Stores, Inc.....................    268,525
   16,200 TJX Cos., Inc........................    350,892
                                                ----------
                                                 1,418,975
                                                ----------
          AUTOMOTIVE - 0.71%
      880 Danaher Corp.........................     67,980
      900 Donaldson Co., Inc...................     49,410
    3,900 SPX Corp. +..........................    192,465
                                                ----------
                                                   309,855
                                                ----------
          AUTO - REPLACEMENT PARTS - 0.65%
    3,800 Advance Auto Parts, Inc. +...........    283,670
                                                ----------
          BANKS - 1.19%
      640 M&T Bank Corp........................     53,913
    8,270 Northern Trust Corp..................    349,325
    4,840 Synovus Financial Corp...............    118,338
                                                ----------
                                                   521,576
                                                ----------
          BEVERAGES - 0.20%
    3,000 Constellation Brands, Inc., Class A +     86,250
                                                ----------
          BROADCASTING - 2.97%
   16,760 COX Communications, Inc., Class A +..    548,387
   14,230 Cox Radio, Inc., Class A +...........    343,512
    1,800 Grupo Televisa SA ADR................     67,500
    9,110 Univision Communications, Inc.,
           Class A +...........................    341,534
                                                ----------
                                                 1,300,933
                                                ----------
          BUILDING MATERIALS - 0.70%
    7,530 Fastenal Co..........................    304,438
                                                ----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          CHEMICAL - 0.74%
    5,070 Praxair, Inc............................ $  323,567
                                                   ----------
          COMMERCIAL SERVICES - 1.58%
    2,800 Ball Corp...............................    147,840
    4,700 Cintas Corp.............................    187,671
    9,945 Paychex, Inc............................    358,020
                                                   ----------
                                                      693,531
                                                   ----------
          CONGLOMERATES - 1.08%
    3,280 Eaton Corp..............................    307,139
    2,580 ITT Industries, Inc.....................    167,907
                                                   ----------
                                                      475,046
                                                   ----------
          DRUGS - 3.46%
    6,610 Barr Laboratories, Inc. +...............    447,299
    1,200 Mylan Laboratories, Inc.................     43,680
    1,500 Pharmaceutical Resources, Inc. +........     83,910
    5,400 Shire Pharmaceuticals Group PLC ADR +...    125,550
   13,880 Teva Pharmaceutical Industries, Ltd. ADR    814,922
                                                   ----------
                                                    1,515,361
                                                   ----------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 2.75%
    6,100 Amphenol Corp., Class A +...............    332,633
    8,900 Jabil Circuit, Inc. +...................    250,535
   10,660 Molex, Inc..............................    313,617
    9,700 PMC-Sierra, Inc. +......................    138,322
   28,200 Solectron Corp. +.......................    167,226
                                                   ----------
                                                    1,202,333
                                                   ----------
          FINANCIAL SERVICES - 4.03%
    2,250 Bear Stearns Cos., Inc..................    157,455
    8,800 Franklin Resources, Inc.................    380,072
    8,290 Legg Mason, Inc.........................    595,471
    2,190 Lehman Brothers Holdings, Inc...........    143,949
    3,820 Neuberger Berman, Inc...................    158,377
    7,700 T. Rowe Price Group, Inc................    327,250
                                                   ----------
                                                    1,762,574
                                                   ----------
          FOODS - 1.09%
    7,330 Bunge, Ltd..............................    221,806
    7,105 Dean Foods Co. +........................    206,400
    1,700 United Natural Foods, Inc. +............     50,575
                                                   ----------
                                                      478,781
                                                   ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
          FREIGHT - 0.15%
    2,440 Arkansas Best Corp.................... $   67,198
                                                 ----------
          HEALTHCARE - 2.50%
    5,800 AdvancePCS +..........................    233,044
    4,900 Anthem, Inc. +........................    358,680
   10,500 Caremark Rx, Inc. +...................    263,865
    6,010 Health Management Associates, Inc.,
           Class A..............................    133,903
    2,100 Mid Atlantic Medical Services, Inc. +.    103,026
                                                 ----------
                                                  1,092,518
                                                 ----------
          HEAVY DUTY TRUCKS/PARTS - 0.41%
    4,000 Navistar International Corp. +........    178,920
                                                 ----------
          HOSPITAL SUPPLIES - 3.26%
   11,920 Biomet, Inc...........................    354,382
    4,850 Boston Scientific Corp. +.............    291,485
    1,200 CR Bard, Inc..........................     80,400
      200 Medtronic, Inc........................      9,916
    1,650 Stryker Corp..........................    125,070
   10,170 Varian Medical Systems, Inc. +........    567,994
                                                 ----------
                                                  1,429,247
                                                 ----------
          HUMAN RESOURCES - 2.79%
    6,000 Hewitt Associates, Inc. +.............    149,700
   14,030 Manpower, Inc.........................    545,907
   23,580 Robert Half International, Inc. +.....    524,419
                                                 ----------
                                                  1,220,026
                                                 ----------
          INFORMATION PROCESSING - HARDWARE - 1.95%
    5,820 Lexmark International, Inc., Class A +    390,173
   13,940 Network Appliance, Inc. +.............    312,395
    6,512 Seagate Technology....................    149,841
                                                 ----------
                                                    852,409
                                                 ----------
          INFORMATION PROCESSING - SERVICES - 8.44%
   15,860 BISYS Group, Inc. +...................    291,031
   13,000 Check Point Software Technologies,
           Ltd. +...............................    227,110
    5,700 Cognos, Inc. +........................    174,705
    6,200 Computer Sciences Corp. +.............    263,934
   11,400 DST Systems, Inc. +...................    451,440
   10,910 EMC Corp. +...........................    139,103
    3,700 Fair Issac & Co., Inc.................    216,820

--------------------------------------------------------------------------------

20
           MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2003


  NUMBER                                          MARKET
 OF SHARES                                        VALUE
------------------------------------------------------------
               INFORMATION PROCESSING -
               SERVICES - Continued
     11,380    Fiserv, Inc. +................. $     442,113
      2,300    SunGard Data Systems, Inc. +...        64,860
      5,310    Symantec Corp. +...............       304,953
      4,300    Synopsys, Inc. +...............       293,303
     26,300    VeriSign, Inc. +...............       393,711
     12,900    Yahoo!, Inc. +.................       430,860
                                               -------------
                                                   3,693,943
                                               -------------
               INFORMATION PROCESSING -
               SOFTWARE - 6.02%
      8,590    Adobe Systems, Inc.............       333,550
     27,470    BEA Systems, Inc. +............       372,218
      7,650    ChoicePoint, Inc. +............       300,263
      7,780    Intuit, Inc. +.................       352,590
      2,310    Mercury Interactive Corp. +....       101,386
        600    Pixar, Inc. +..................        43,698
     30,890    Siebel Systems, Inc. +.........       311,371
      8,800    Software HOLDRs Trust..........       295,680
     15,280    VERITAS Software Corp. +.......       526,854
                                               -------------
                                                   2,637,610
                                               -------------
               INSURANCE - 2.26%
      4,900    Aetna, Inc.....................       279,300
        200    AFLAC, Inc.....................         6,402
      5,670    AMBAC Financial Group, Inc.....       368,096
      2,700    MGIC Investment Corp...........       152,199
      5,130    Safeco Corp....................       184,988
                                               -------------
                                                     990,985
                                               -------------
               LEISURE AND TOURISM - 5.78%
     13,470    CBRL Group, Inc................       469,833
      1,400    Harley-Davidson, Inc...........        69,748
      5,040    Harrah's Entertainment, Inc....       208,757
     28,400    Hilton Hotels Corp.............       433,952
      5,800    Mandalay Resort Group..........       220,400
      8,200    Marvel Enterprises, Inc. +.....       179,580
     16,070    Mattel, Inc....................       310,472
      6,100    Outback Steakhouse, Inc........       235,765
        100    PF Chang's China Bistro, Inc. +         4,650
     11,840    Starbucks Corp. +..............       336,730
      3,660    Wynn Resorts, Ltd. +...........        60,939
                                               -------------
                                                   2,530,826
                                               -------------
               MACHINERY - 1.11%
      3,800    Cummins, Inc...................       189,392
      4,100    Illinois Tool Works, Inc.......       296,389
                                               -------------
                                                     485,781
                                               -------------


  NUMBER                                          MARKET
 OF SHARES                                        VALUE
------------------------------------------------------------
            MEDICAL TECHNOLOGY - 2.67%
      3,480 Biotech HOLDRs Trust +............ $     458,803
      4,600 Chiron Corp. +....................       233,772
     13,020 Smith & Nephew PLC................        83,389
      7,610 Zimmer Holdings, Inc. +...........       393,741
                                               -------------
                                                   1,169,705
                                               -------------
            OIL AND GAS - 4.99%
      6,435 Apache Corp.......................       443,886
      5,810 BJ Services Co. +.................       217,120
      2,530 Cooper Cameron Corp. +............       122,857
      8,410 Murphy Oil Corp...................       485,509
      2,720 Nabors Industries, Ltd. +.........       109,208
     12,020 Smith International, Inc. +.......       469,862
      4,500 Talisman Energy, Inc..............       213,525
      3,300 Weatherford International, Ltd. +.       124,014
                                               -------------
                                                   2,185,981
                                               -------------
            OPTICAL INSTRUMENTS & LENSES - 1.61%
     13,490 Alcon, Inc........................       704,853
                                               -------------
            POLLUTION CONTROL - 1.05%
     18,730 Republic Services, Inc., Class A +       461,133
                                               -------------
            RETAIL - 3.21%
      8,100 CDW Corp. +.......................       418,041
      2,600 Express Scripts, Inc., Class A +..       168,506
      6,510 Family Dollar Stores, Inc.........       261,181
      9,000 Staples, Inc. +...................       221,670
      6,530 Tiffany & Co......................       254,148
      1,500 Whole Foods Market, Inc. +........        81,315
                                               -------------
                                                   1,404,861
                                               -------------
            SCHOOLS - 2.44%
      3,960 Apollo Group, Inc., Class A +.....       253,717
     10,300 Career Education Corp. +..........       464,839
      8,100 ITT Educational Services, Inc. +..       351,135
                                               -------------
                                                   1,069,691
                                               -------------
            SEMICONDUCTORS - 9.41%
     30,800 Agere Systems, Inc., Class A +....        93,016
     16,890 Altera Corp. +....................       379,012
     21,700 ASML Holding NV +.................       345,030
     34,600 Conexant Systems, Inc. +..........       189,608
      6,800 Cypress Semiconductor Corp. +.....       126,276
      4,790 Emulux Corp. +....................       115,966
      8,800 KLA-Tencor Corp. +................       522,368
     13,240 Lam Research Corp. +..............       340,533
     10,800 Linear Technology Corp............       445,176
     10,360 Maxim Integrated Products, Inc....       465,267
     16,105 Microchip Technology, Inc.........       451,101
      6,400 Novellus Systems, Inc. +..........       255,744

  NUMBER                                                  MARKET
 OF SHARES                                                VALUE
--------------------------------------------------------------------
            SEMICONDUCTORS - Continued
      6,700 Semiconductor HOLDRs Trust +.............. $     250,513
      4,490 Xilinx, Inc. +............................       138,472
                                                       -------------
                                                           4,118,082
                                                       -------------
            TELECOMMUNICATIONS - 7.72%
     16,200 Alcatel SA ADR +..........................       176,418
     19,050 Amdocs, Ltd. +............................       426,339
     23,930 AT&T Wireless Services, Inc. +............       206,277
     28,900 Corning, Inc. +...........................       238,425
     16,270 EchoStar Communications Corp.,
             Class A +................................       600,363
     10,100 Foundry Networks, Inc. +..................       196,445
     14,200 Juniper Networks, Inc. +..................       244,524
     19,790 Nextel Communications, Inc., Class A +....       381,551
     20,705 Nextel Partners, Inc., Class A +..........       170,402
     35,140 Sprint Corp. (PCS Group) +................       182,377
     13,000 UTStarcom, Inc. +.........................       558,480
                                                       -------------
                                                           3,381,601
                                                       -------------
            THERAPEUTICS - 1.70%
     11,190 Gilead Sciences, Inc. +...................       746,373
                                                       -------------
            MEDICAL - BIOMEDICAL/GENE - 0.74%
      6,900 Genzyme Corp. +...........................       325,335
                                                       -------------
            TOTAL COMMON STOCK
            (Cost $35,315,045)........................    42,439,915
                                                       -------------
            EXCHANGE-TRADED FUNDS - 0.72%
        110 iShares Russell Midcap Growth Index
             Funds....................................         7,375
      9,220 Nasdaq-100 Index Tracking Stock +.........       307,856
                                                       -------------
            TOTAL EXCHANGE-TRADED FUNDS
            (Cost $268,140)...........................       315,231
                                                       -------------
    PAR
   VALUE
-----------
            REPURCHASE AGREEMENT - 1.98%
   $868,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 0.92%, dated
             8/29/03, to be repurchased 9/2/03 in the
             amount of $868,089 and collateralized
             by Federal National Mtg. Assoc. Notes,
             bearing interest at 1.30%, due 6/28/04
             and having an approximate value of
             $897,747 (Cost $868,000).................       868,000
                                                       -------------
            TOTAL INVESTMENTS
            (Cost $36,451,185) - 99.63%...............    43,623,146
            Other assets less liabilities, net - 0.37%       161,875
                                                       -------------
            NET ASSETS - 100%......................... $  43,785,021
                                                       -------------
            ADR - American Depository Receipt
            +Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             21
                 MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS
August 31, 2003


 NUMBER                                            MARKET
OF SHARES                                          VALUE
---------------------------------------------------------------
          COMMON STOCK - 97.28%
          AEROSPACE/DEFENSE - 1.18%
  417,300 Bombardier, Inc...................... $  1,600,017
                                                ------------
          AIRLINES - 1.42%
   38,700 Continental Airlines, Inc., Class B +      590,562
   98,200 ExpressJet Holdings, Inc. +..........    1,330,610
                                                ------------
                                                   1,921,172
                                                ------------
          APPAREL & PRODUCTS - 3.51%
  145,500 Foot Locker, Inc.....................    2,410,935
   30,300 Ross Stores, Inc.....................    1,526,514
   20,000 VF Corp..............................      802,000
                                                ------------
                                                   4,739,449
                                                ------------
          AUTOMOTIVE - 1.80%
   22,600 Borg-Warner, Inc.....................    1,609,572
   20,400 Compagnie Generale des Etablissements
           Michelin, Class B...................      829,341
                                                ------------
                                                   2,438,913
                                                ------------
          BANKS - 5.38%
   34,000 Bank of Hawaii Corp..................    1,152,600
   19,100 Comerica, Inc........................      942,394
   11,400 FirstMerit Corp......................      288,762
  109,400 Hibernia Corp., Class A..............    2,270,050
   55,700 UnionBanCal Corp.....................    2,615,115
                                                ------------
                                                   7,268,921
                                                ------------
          BEVERAGES - 1.84%
   86,700 Constellation Brands, Inc., Class A +    2,492,625
                                                ------------
          BROADCASTING - 1.61%
  326,100 UnitedGlobalCom, Inc., Class A +.....    2,178,348
                                                ------------
          CHEMICAL - 1.87%
   89,900 Engelhard Corp.......................    2,523,493
                                                ------------
          COMMERCIAL SERVICES - 3.91%
  292,700 BearingPoint, Inc. +.................    2,400,140
   18,900 Rent-A-Center, Inc. +................    1,515,591
   81,200 United Rentals, Inc. +...............    1,370,656
                                                ------------
                                                   5,286,387
                                                ------------
          DRUGS - 0.84%
   80,700 King Pharmaceuticals, Inc. +.........    1,133,835
                                                ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 8.84%
   42,900 Ametek, Inc........................... $  1,800,084
  149,100 Arrow Electronics, Inc. +.............    3,077,424
  193,800 Flextronics International, Ltd. +.....    2,614,362
   15,100 Harman International Industries, Inc..    1,504,715
  179,600 Vishay Intertechnology, Inc. +........    2,958,012
                                                 ------------
                                                   11,954,597
                                                 ------------
          FERTILIZERS - 1.52%
  262,700 IMC Global, Inc.......................    2,056,941
                                                 ------------
          FINANCIAL SERVICES - 2.01%
   79,800 CIT Group, Inc........................    2,174,550
   14,100 Webster Financial Corp................      549,195
                                                 ------------
                                                    2,723,745
                                                 ------------
          FOODS - 4.70%
   86,300 Bunge, Ltd............................    2,611,438
   71,100 Dean Foods Co. +......................    2,065,455
   80,900 Sensient Technologies Corp............    1,682,720
                                                 ------------
                                                    6,359,613
                                                 ------------
          FREIGHT - 2.66%
   68,200 CNF, Inc..............................    2,025,540
   63,200 Werner Enterprises, Inc...............    1,564,200
                                                 ------------
                                                    3,589,740
                                                 ------------
          HARDWARE & TOOLS - 0.32%
   10,000 Black & Decker Corp...................      427,800
                                                 ------------
          HEALTHCARE - 2.81%
   40,350 Dentsply International, Inc...........    1,765,312
   11,700 Laboratory Corp. of America Holdings +      353,925
   46,400 Oxford Health Plans, Inc. +...........    1,682,000
                                                 ------------
                                                    3,801,237
                                                 ------------
          HOME BUILDERS - 1.29%
    6,000 Beazer Homes USA, Inc. +..............      498,720
   11,740 MDC Holdings, Inc.....................      599,797
   21,600 Toll Brothers, Inc. +.................      641,952
                                                 ------------
                                                    1,740,469
                                                 ------------
          HOSPITAL MANAGEMENT - 1.42%
   59,200 Triad Hospitals, Inc. +...............    1,918,080
                                                 ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-------------------------------------------------------------
          HOSPITAL SUPPLIES - 0.58%
   13,400 AmerisourceBergen Corp............. $    780,014
                                              ------------
          INSURANCE - 12.44%
   41,770 ACE, Ltd...........................    1,344,994
   54,000 AMBAC Financial Group, Inc.........    3,505,680
   78,100 Converium Holding AG ADR...........    1,765,841
   49,200 Health Net, Inc. +.................    1,566,036
   45,700 Radian Group, Inc..................    2,174,863
  106,200 Reinsurance Group of America, Inc..    4,016,484
   33,800 RenaissanceRe Holdings, Ltd........    1,412,840
   29,500 St. Paul Cos., Inc.................    1,025,420
                                              ------------
                                                16,812,158
                                              ------------
          LEISURE AND TOURISM - 4.21%
  178,800 Bally Total Fitness Holding Corp. +    1,730,784
   39,300 Blockbuster, Inc., Class A.........      805,257
   49,400 CEC Entertainment, Inc. +..........    1,937,468
   54,800 Penn National Gaming, Inc. +.......    1,213,820
                                              ------------
                                                 5,687,329
                                              ------------
          MACHINERY - 2.09%
   41,500 Flowserve Corp. +..................      873,575
   22,500 Pentair, Inc.......................      963,000
   58,900 Timken Co..........................      983,630
                                              ------------
                                                 2,820,205
                                              ------------
          METALS - 0.51%
   57,200 Grupo Imsa SA de CV................      689,260
                                              ------------
          OIL AND GAS -7.62%
   85,600 Cal Dive International, Inc. +.....    1,810,440
      862 Cross Timbers Royalty Trust........       19,259
   36,500 EOG Resources, Inc.................    1,547,600
   52,807 IHC Caland NV......................    2,670,457
   27,900 Petro-Canada.......................    1,099,260
   22,600 Unocal Corp........................      692,012
  117,300 XTO Energy, Inc....................    2,462,127
                                              ------------
                                                10,301,155
                                              ------------
          PAPER/FOREST PRODUCTS - 3.20%
  119,100 Pactiv Corp. +.....................    2,391,528
  122,400 Smurfit-Stone Container Corp. +....    1,931,472
                                              ------------
                                                 4,323,000
                                              ------------

--------------------------------------------------------------------------------

22
                                                                August 31, 2003
          MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED



 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          POLLUTION CONTROL - 2.38%
  130,700 Republic Services, Inc., Class A +.... $  3,217,834
                                                 ------------
          RAILROADS & EQUIPMENT - 1.26%
   31,800 Canadian National Railway Co..........    1,708,614
                                                 ------------
          REAL ESTATE INVESTMENT TRUSTS - 0.59%
   20,100 Rouse Co..............................      801,387
                                                 ------------
          RETAIL - 2.70%
    4,700 Fossil, Inc. +........................      131,882
   51,300 United Stationers, Inc. +.............    2,084,832
   60,900 Yankee Candle Co., Inc. +.............    1,428,105
                                                 ------------
                                                    3,644,819
                                                 ------------
          SEMICONDUCTORS - 6.20%
  308,800 Axcelis Technologies, Inc. +..........    2,686,560
  185,900 Fairchild Semiconductor International,
           Inc., Class A +......................    3,290,430
  135,000 Teradyne, Inc. +......................    2,407,050
                                                 ------------
                                                    8,384,040
                                                 ------------
          UTILITIES - ELECTRIC - 4.13%
   49,700 Cinergy Corp..........................    1,700,734
   55,300 PPL Corp..............................    2,193,751
   77,000 TXU Corp..............................    1,694,000
                                                 ------------
                                                    5,588,485
                                                 ------------
          UTILITIES - GAS, DISTRIBUTION - 0.44%
   21,600 AGL Resources, Inc....................      601,128
                                                 ------------
          TOTAL COMMON STOCK
          (Cost $116,471,610)...................  131,514,810
                                                 ------------

   PAR                                                     MARKET
  VALUE                                                    VALUE
--------------------------------------------------------------------
           REPURCHASE AGREEMENT - 2.82%
$3,815,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 0.92%, dated
            8/29/03, to be repurchased 9/2/03 in
            the amount of $3,815,390 and
            collateralized by Federal National Mtg.
            Assoc. Notes, bearing interest at
            1.76%, due 5/27/05 and having an
            approximate value of $3,933,183
            (Cost $3,815,000).......................... $  3,815,000
                                                        ------------
           TOTAL INVESTMENTS
           (Cost $120,286,610) - 100.10%...............  135,329,810
           Liabilities in excess of other assets, net -
            (0.10)%....................................    (140,229)
                                                        ------------
           NET ASSETS - 100%........................... $135,189,581
                                                        ------------
           ADR- American Depository Receipt
           +Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             23
           MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS
August 31, 2003



 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.96%
          BOND FUNDS - 34.99%
1,427,324 VC II Core Bond Fund #.................... $14,301,789
  308,361 VC II High Yield Bond Fund #..............   2,383,631
                                                     -----------
                                                      16,685,420
                                                     -----------
          INTERNATIONAL EQUITY FUND - 17.99%
  946,094 VC II International Growth II Fund #......   8,581,073
                                                     -----------
          LARGE CAP EQUITY FUNDS - 24.99%
  684,594 VC II Capital Appreciation Fund #.........   5,243,989
  608,402 VC II Large Cap Value Fund #..............   6,674,168
                                                     -----------
                                                      11,918,157
                                                     -----------
          MID CAP EQUITY FUND - 12.00%
  304,293 VC II MidCap Value Fund #.................   4,290,537
  250,909 VC II MidCap Growth Fund #................   1,430,179
                                                     -----------
                                                       5,720,716
                                                     -----------
          SMALL CAP EQUITY FUNDS - 9.99%
  241,728 VC II Small Cap Growth Fund #.............   2,344,758
  206,858 VC II Small Cap Value Fund #..............   2,420,242
                                                     -----------
                                                       4,765,000
                                                     -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $44,010,503) - 99.96%...............  47,670,366
                                                     -----------
          Other assets less liabilities, net - 0.04%      21,184
                                                     -----------
          NET ASSETS - 100.00%...................... $47,691,550
                                                     -----------
          #Security represents an investment in an
           affiliated company.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

24
                                                                August 31, 2003
                MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS


   PAR                                                 MARKET
  VALUE                                                VALUE
---------------------------------------------------------------
           COMMERCIAL PAPER - 61.51%
           Amstel Funding Corp.:
$1,000,000   1.08% due 9/29/03...................... $  999,160
 1,000,000   0.90% due 9/15/03......................    999,650
           Apreco, Inc. (LOC - Citibank):
 1,000,000   1.05% due 9/23/03......................    999,358
 1,000,000   1.04% due 9/16/03......................    999,567
           Atlantis One Funding Corp.:
 1,000,000   1.05% due 9/11/03......................    999,708
 1,000,000   1.04% due 9/18/03......................    999,509
           Barton Capital Corp. (LOC - SocGen):
 1,000,000   1.05% due 9/10/03......................    999,738
 1,000,000   1.05% due 9/17/03......................    999,533
           Cafco, LLC:
 1,000,000   1.05% due 9/22/03......................    999,388
 1,000,000   1.05% due 10/6/03......................    998,979
           Compass Securitization, LLC (LOC -
            AMBAC):
 1,115,000   1.06% due 9/22/03......................  1,114,311
 1,000,000   1.05% due 9/19/03......................    999,475
 1,000,000 CRC Funding, LLC:
             1.05% due 9/19/03......................    999,475
           CXC, Inc.:
 1,000,000   1.06% due 10/1/03......................    999,117
 1,000,000   1.06% due 10/16/03.....................    998,675
 1,000,000   1.05% due 10/2/03......................    999,096
 1,000,000 Delaware Funding Corp. (LOC - JP Morgan):
             1.05% due 9/8/03.......................    999,796
           Dorada Finance, Inc.:
 1,000,000   1.06% due 9/19/03......................    999,470
 1,000,000   1.06% due 10/9/03......................    998,881
           Govco, Inc.:
 1,000,000   1.05% due 9/23/03......................    999,358
 1,000,000   1.03% due 9/4/03.......................    999,914
 1,000,000   0.92% due 9/15/03......................    999,642
           Greyhawk Fund Corp.:
 1,000,000   1.07% due 9/26/03......................    999,257
 1,000,000   1.07% due 10/20/03.....................    998,544
 1,000,000 K2 USA, LLC:
             1.06% due 10/7/03......................    998,940

   PAR                                              MARKET
  VALUE                                             VALUE
-------------------------------------------------------------
           Old Line Funding Corp.:
$1,000,000   1.06% due 10/2/03................... $   999,087
 1,000,000   1.03% due 9/12/03...................     999,685
           Quincy Capital Corp.:
 1,000,000   1.06% due 9/17/03...................     999,529
 1,000,000   1.05% due 9/2/03....................     999,971
           Royal Bank of Scotland, PLC:
 1,000,000   1.05% due 10/15/03..................     998,717
 1,000,000   1.05% due 10/16/03..................     998,687
           Sheffield Receivables Corp. (LOC -
            Barclays):
 1,000,000   1.06% due 9/9/03....................     999,764
 1,000,000   1.06% due 10/10/03..................     998,852
 1,000,000 Sigma Finance, Inc.:
             1.07% due 4/2/04 /(1)/..............     999,971
           Surrey Funding Corp. (LOC - Barclays):
 1,000,000   1.07% due 9/12/03...................     999,673
 1,000,000   1.07% due 9/25/03...................     999,287
 1,000,000   1.06% due 9/2/03....................     999,971
           Sydney Capital, Inc.:
 1,000,000   1.06% due 9/8/03....................     999,794
 1,000,000   1.06% due 9/16/03...................     999,558
 1,000,000 Tulip Funding Corp. (LOC - ABN AMRO):
             1.07% due 9/2/03....................     999,970
 3,000,000 UBS Finance, Inc.:
             1.08% due 9/2/03....................   2,999,910
           White Pine Finance, LLC:
 1,000,000   1.08% due 9/25/03...................     999,280
 1,000,000   1.08% due 10/7/03...................     998,920
 1,000,000   1.00% due 10/7/03...................     999,000
           Windmill Funding Corp. (LOC - ABN
            AMRO):
 1,000,000   1.06% due 9/17/03...................     999,529
 1,000,000   1.05% due 9/5/03....................     999,883
 1,000,000   1.03% due 9/10/03...................     999,742
                                                  -----------
           TOTAL COMMERCIAL PAPER
           (Cost $49,087,321)....................  49,087,321
                                                  -----------
           GOVERNMENT AGENCIES - 27.69%
 1,000,000 Federal Farm Credit Banks:
             1.00% due 7/2/04....................   1,000,000
 1,000,000   1.25% due 7/2/04....................   1,000,000
 1,500,000   1.05% due 9/26/03...................   1,498,906
 1,500,000   1.05% due 10/3/03...................   1,498,600

   PAR                                                    MARKET
  VALUE                                                   VALUE
-------------------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
           Federal National Mtg. Assoc.:
$1,000,000   1.45% due 9/14/04......................... $ 1,000,000
 2,000,000   1.36% due 9/10/04.........................   2,000,000
 1,000,000   1.20% due 8/17/04.........................   1,000,000
 1,000,000   1.08% due 7/23/04.........................   1,000,000
 1,600,000   1.06% due 10/2/03.........................   1,598,540
 1,500,000   1.06% due 11/12/03........................   1,496,820
 1,000,000   1.05% due 9/22/03.........................     999,388
 1,510,000   1.05% due 10/8/03.........................   1,508,370
 1,500,000   1.04% due 9/30/03.........................   1,498,743
 1,500,000   1.00% due 10/1/03.........................   1,498,750
 1,500,000   0.88% due 9/24/03.........................   1,499,157
 2,000,000 Student Loan Marketing Assn.:
             1.187% due 9/18/03........................   2,000,000
                                                        -----------
           TOTAL GOVERNMENT AGENCIES
           (Cost $22,097,274)..........................  22,097,274
                                                        -----------
           U.S. TREASURY BILLS - 1.87%
 1,500,000 United States Treasury Bills:
             1.00% due 2/5/04
             (Cost $1,493,458).........................   1,493,458
                                                        -----------
           REPURCHASE AGREEMENTS - 5.57%
   441,000 State Street Bank & Trust Co., Joint
            Repurchase Agreement (see Note 2)..........     441,000
 4,000,000 UBS Warburg, LLC, Joint Repurchase
            Agreement (see Note 2).....................   4,000,000
                                                        -----------
           TOTAL REPURCHASE AGREEMENTS
           (Cost $4,441,000)...........................   4,441,000
                                                        -----------
           TOTAL INVESTMENTS
           (Cost $77,119,053) - 96.64%.................  77,119,053
           Other assets less liabilities, net - 3.36%..   2,679,250
                                                        -----------
           NET ASSETS - 100%........................... $79,798,303
                                                        -----------

           (1) Security is a "floating rate" bond where the coupon
            rate fluctuates. The date reflected is as of August 31,
            2003.
           LOC - Letter of Credit
Allocation of investments as a percentage of net assets by industry category as of August 31, 2003:
           Government Agencies.........................      27.69%
           Securities Holding Company..................      21.29%
           Receivable Company..........................      18.93%
           Multi-Asset Company.........................      12.52%
           Banks.......................................       8.07%
           Finance.....................................       3.76%
           Collateralized Loan Obligations.............       2.51%
           U.S. Treasury...............................       1.87%
                                                        -----------
                                                             96.64%
                                                        -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             25
August 31, 2003
                SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                               MARKET
OF SHARES                                             VALUE
--------------------------------------------------------------
          COMMON STOCK - 93.48%
          AEROSPACE/DEFENSE - 0.32%
    5,400 DRS Technologies, Inc. +................. $  140,400
                                                    ----------
          APPAREL & PRODUCTS - 0.85%
   29,100 Charming Shoppes, Inc. +.................    174,600
   13,700 J. Jill Group, Inc. +....................    204,267
                                                    ----------
                                                       378,867
                                                    ----------
          AUTOMOTIVE - 1.42%
    9,000 Oshkosh Truck Corp., Class B.............    352,170
    6,400 Superior Industries International, Inc...    276,928
                                                    ----------
                                                       629,098
                                                    ----------
          BANKS - 0.94%
    2,300 First State Bancorp......................     66,539
   11,400 Greater Bay Bancorp......................    234,498
    6,200 Umpqua Holdings Corp.....................    115,630
                                                    ----------
                                                       416,667
                                                    ----------
          BROADCASTING - 1.16%
   18,000 Acme Communications, Inc. +..............    139,500
   21,100 Pegasus Solutions, Inc. +................    304,895
    6,200 Sinclair Broadcast Group, Inc., Class A +     69,006
                                                    ----------
                                                       513,401
                                                    ----------
          CHEMICAL - 3.99%
   14,900 Cabot Corp...............................    405,131
    8,200 FMC Corp. +..............................    204,098
   12,700 Minerals Technologies, Inc...............    641,985
   17,200 Nova Chemicals Corp......................    361,200
    8,400 Olin Corp................................    152,964
                                                    ----------
                                                     1,765,378
                                                    ----------
          COMMERCIAL SERVICES - 2.16%
   25,000 BearingPoint, Inc. +.....................    205,000
      900 Gaiam, Inc., Class A +...................      4,680
   10,000 Maximus, Inc. +..........................    358,200
    8,300 Plexus Corp. +...........................    136,950
   39,900 PRG-Shultz International, Inc. +.........    251,370
                                                    ----------
                                                       956,200
                                                    ----------
          DRUGS - 1.44%
   15,300 Alpharma, Inc., Class A..................    320,841
    4,800 Medicis Pharmaceutical Corp., Class A....    293,184
    1,600 Salix Pharmaceuticals, Ltd. +............     22,064
                                                    ----------
                                                       636,089
                                                    ----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 14.84%
   21,100 Advanced Energy Industries, Inc..........   507,666
    3,500 Ametek, Inc..............................   146,860
    9,200 C&D Technologies, Inc....................   183,448
    8,900 Coherent, Inc. +.........................   233,180
   20,000 Cymer, Inc. +............................   915,400
    3,000 Digital Theater Systems, Inc. +..........    67,020
   27,600 Electro Scientific Industries, Inc. +....   560,004
   13,200 Flir Systems, Inc. +.....................   346,632
   10,900 Gentex Corp. +...........................   408,859
   16,900 Kemet Corp. +............................   207,194
   18,400 Merix Corp. +............................   220,984
   12,400 Mettler-Toledo International, Inc. +.....   477,524
    7,100 Microtune, Inc. +........................    16,330
    7,000 Park Electrochemical Corp................   160,440
   13,300 PMC-Sierra, Inc. +.......................   189,658
   19,800 Tektronix, Inc. +........................   468,072
    9,400 Trimble Navigation, Ltd. +...............   251,450
   19,200 Varian, Inc. +...........................   652,800
   14,100 Wilson Greatbatch Technologies, Inc. +...   557,937
                                                    ---------
                                                    6,571,458
                                                    ---------
          FINANCE COMPANIES - 0.65%
    9,000 Financial Federal Corp. +................   289,260
                                                    ---------
          FINANCIAL SERVICES - 1.85%
    7,800 American Capital Strategies, Ltd.........   193,596
    6,400 Jeffries Group, Inc......................   190,080
   11,800 NCO Group, Inc. +........................   250,278
    7,200 Waddell & Reed Financial, Inc., Class A..   185,400
                                                    ---------
                                                      819,354
                                                    ---------
          FREIGHT - 4.13%
   29,400 Forward Air Corp. +......................   892,584
   11,600 Knight Transportation, Inc. +............   318,420
   10,000 Landstar System, Inc. +..................   617,100
                                                    ---------
                                                    1,828,104
                                                    ---------
          HEALTHCARE - 0.67%
   13,700 American Medical Systems Holdings, Inc. +   284,412
      600 Steris Corp. +...........................    14,052
                                                    ---------
                                                      298,464
                                                    ---------
          HOSPITAL SUPPLIES - 1.38%
   14,000 Conceptus, Inc. +........................   226,940
      800 Merit Medical Systems, Inc. +............    16,568
    6,600 Varian Medical Systems, Inc. +...........   368,610
                                                    ---------
                                                      612,118
                                                    ---------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-------------------------------------------------------------
          HUMAN RESOURCES - 1.85%
   12,300 CDI Corp.............................   313,035
    8,600 Labor Ready, Inc. +..................    79,722
   15,400 Resources Connection, Inc. +.........   425,810
                                                ---------
                                                  818,567
                                                ---------
          INFORMATION PROCESSING - HARDWARE - 1.42%
    6,200 Advanced Digital Information Corp. +.    83,700
   10,600 Avocent Corp. +......................   309,520
    5,900 Drexler Technology Corp. +...........   107,498
    4,000 Logitech International SA ADR +......   127,840
                                                ---------
                                                  628,558
                                                ---------
          INFORMATION PROCESSING - SERVICES - 7.06%
   46,600 Adaptec, Inc. +......................   340,646
   11,100 aQuantive, Inc. +....................   119,214
   18,600 Catapult Communications Corp. +......   247,566
    9,000 Cognizant Technology Solutions Corp.,
           Class A +...........................   313,470
   12,000 Digital Insight Corp. +..............   287,400
   43,400 Entrust, Inc. +......................   173,600
    9,800 FileNET Corp. +......................   206,682
   15,500 Jack Henry & Associates, Inc.........   289,695
   24,900 National Instruments Corp............   986,289
   18,000 webMethods, Inc. +...................   162,360
                                                ---------
                                                3,126,922
                                                ---------
          INFORMATION PROCESSING - SOFTWARE - 5.33%
   12,625 Ascential Software Corp. +...........   220,938
   34,400 Aspen Technologies, Inc. +...........   117,648
   24,600 Borland Software Corp. +.............   233,454
    8,000 Business Objects SA ADR +............   216,240
    8,600 F5 Networks, Inc. +..................   168,646
   12,000 Global Payments, Inc.................   453,000
    7,300 Hyperion Solutions Corp. +...........   240,754
   26,900 Informatica Corp. +..................   239,141
   38,800 Lawson Software, Inc. +..............   273,540
    4,200 Seachange International, Inc. +......    42,966
    3,600 Tumbleweed Communications Corp. +....    13,680
   11,800 Verity, Inc. +.......................   140,656
                                                ---------
                                                2,360,663
                                                ---------


--------------------------------------------------------------------------------

26
         SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2003


 NUMBER                                         MARKET
OF SHARES                                       VALUE
------------------------------------------------------------
          INSURANCE - 1.43%
   12,700 AmerUs Group Co................... $    409,321
   14,300 Phoenix Cos., Inc.................      151,866
    3,800 Sierra Health Services, Inc. +....       74,138
                                             ------------
                                                  635,325
                                             ------------
          LEISURE AND TOURISM - 3.44%
   19,600 Argosy Gaming Co. +...............      473,340
   12,400 Four Seasons Hotels, Inc..........      598,796
    1,600 K2, Inc. +........................       28,624
    2,700 Penn National Gaming, Inc. +......       59,805
   12,200 Station Casinos, Inc..............      362,950
                                             ------------
                                                1,523,515
                                             ------------
          MACHINERY - 3.69%
   16,360 CNH Global NV.....................      227,077
    7,900 Cognex Corp. +....................      242,214
    8,900 Crane Co..........................      227,751
    5,100 Cuno, Inc. +......................      214,914
   17,200 Flowserve Corp. +.................      362,060
    8,400 Pentair, Inc......................      359,520
                                             ------------
                                                1,633,536
                                             ------------
          MEDICAL TECHNOLOGY - 0.87%
    1,400 Connetics Corp. +.................       26,236
    9,100 CTI Molecular Imaging, Inc. +.....      136,864
   11,600 InterMune, Inc. +.................      220,864
                                             ------------
                                                  383,964
                                             ------------
          METALS - 1.27%
    6,700 Cleveland-Cliffs, Inc. +..........      173,530
    9,100 Reliance Steel & Aluminum Co......      209,937
    4,200 Roper Industries, Inc.............      179,256
                                             ------------
                                                  562,723
                                             ------------
          MULTIMEDIA - 0.67%
   30,100 Entravision Communications Corp. +      297,990
                                             ------------


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          OIL AND GAS - 6.08%
   17,500 Cal Dive International, Inc. +...... $    370,125
   18,700 Chesapeake Energy Corp..............      202,708
   14,000 FMC Technologies, Inc. +............      331,380
   14,600 Patterson-UTI Energy, Inc. +........      435,664
   30,500 PetroQuest Energy, Inc. +...........       61,915
   21,100 Premcor, Inc. +.....................      516,950
    9,400 Spinnaker Exploration Co. +.........      208,868
    5,300 Stone Energy Corp. +................      205,110
   20,200 Superior Energy Services, Inc. +....      217,554
   10,900 Swift Energy Co. +..................      140,610
                                               ------------
                                                  2,690,884
                                               ------------
          REAL ESTATE - 0.63%
   15,500 Jones Lang LaSalle, Inc. +..........      280,550
                                               ------------
          RETAIL - 4.52%
    4,300 Cost Plus, Inc. +...................      173,032
   11,400 Fred's, Inc., Class A...............      407,550
    6,700 Guitar Center, Inc. +...............      224,718
    6,300 Regis Corp..........................      217,917
    1,700 Tractor Supply Co. +................       58,650
   16,100 Tuesday Morning Corp. +.............      557,382
    7,400 Urban Outfitters, Inc. +............      362,822
                                               ------------
                                                  2,002,071
                                               ------------
          SEMICONDUCTORS - 16.03%
   44,200 ARM Holdings, PLC ADR +.............      242,216
   52,100 Atmel Corp. +.......................      239,139
   17,200 Exar Corp. +........................      281,220
   34,700 Integrated Circuit Systems, Inc. +..    1,197,844
   19,400 Integrated Device Technology, Inc. +      270,630
   21,600 Integrated Silicon Solution, Inc. +.      203,688
    6,000 Intersil Corp., Class A +...........      174,780
   31,300 Lam Research Corp. +................      805,036
   24,700 Lattice Semiconductor Corp. +.......      217,360
   25,000 LTX Corp. +.........................      371,500
   34,700 Micrel, Inc. +......................      471,920
   13,600 Pericom Semiconductor Corp. +.......      142,106
   47,300 Semtech Corp. +.....................      997,557
   36,600 Varian Semiconductor Equipment
           Associates, Inc. +.................    1,484,862
                                               ------------
                                                  7,099,858
                                               ------------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
           TELECOMMUNICATIONS - 2.78%
    29,900 Advanced Fibre Communications, Inc. +..... $    695,773
    15,300 Anaren, Inc. +............................      183,447
     5,600 NII Holdings, Inc., Class B +.............      352,744
                                                      ------------
                                                         1,231,964
                                                      ------------
           THERAPEUTICS - 0.30%
     4,700 Medicines Co. +...........................      134,655
                                                      ------------
           UTILITIES - ELECTRIC - 0.31%
     9,800 Headwaters, Inc. +........................      136,612
                                                      ------------
           TOTAL COMMON STOCK
           (Cost $36,398,230)........................   41,403,215
                                                      ------------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 6.05%
           GOVERNMENT AGENCIES - 6.05%
$2,677,000 Student Loan Marketing Assn. Discount
            Notes 0.82% due 9/2/03                    $  2,676,939
                                                      ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $2,676,939).........................    2,676,939
                                                      ------------
           TOTAL INVESTMENTS
           (Cost $39,075,169) - 99.53%...............   44,080,154
           Other assets less liabilities, net - 0.47%      210,236
                                                      ------------
           NET ASSETS - 100%......................... $ 44,290,390
                                                      ------------
           ADR - American Depository Receipt
           + Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             27
                SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS
August 31, 2003


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          COMMON STOCK - 94.24%
          AEROSPACE/DEFENSE - 0.25%
   12,450 AAR Corp. +........................... $    99,725
    3,910 Kaman Corp., Class A..................      50,439
                                                 -----------
                                                     150,164
                                                 -----------
          AIRLINES - 0.46%
    9,760 Alaska Air Group, Inc. +..............     269,278
                                                 -----------
          APPAREL & PRODUCTS - 2.55%
   13,060 Dress Barn, Inc. +....................     168,474
   14,160 Footstar, Inc. +......................     150,521
   24,820 Payless ShoeSource, Inc. +............     365,847
   14,820 Russell Corp..........................     285,730
   36,250 Stein Mart, Inc. +....................     204,087
   13,730 Unifi, Inc. +.........................      94,600
   16,690 Vans, Inc. +..........................     154,382
    4,050 Wolverine World Wide, Inc.............      81,405
                                                 -----------
                                                   1,505,046
                                                 -----------
          APPLIANCES/FURNISHINGS - 2.94%
    9,100 Bassett Furniture Industries, Inc.....     126,672
   23,750 Bush Industries, Inc., Class A........     109,488
   17,840 CompX International, Inc., Class A....      97,763
   10,860 Furniture Brands International, Inc. +     311,139
   20,490 Griffon Corp. +.......................     386,236
   10,240 Helen of Troy, Ltd. +.................     222,198
   10,600 HON Industries, Inc...................     389,232
   15,556 Interface, Inc., Class A +............      88,825
                                                 -----------
                                                   1,731,553
                                                 -----------
          AUTOMOTIVE - 1.27%
   12,030 ArvinMeritor, Inc.....................     226,405
   28,840 Cooper Tire & Rubber Co...............     519,120
                                                 -----------
                                                     745,525
                                                 -----------
          BANKS - 7.80%
   11,772 Associated Banc-Corp..................     449,337
      158 BancTrust Financial Group, Inc........       2,542
    8,210 City National Corp....................     424,457
    4,660 Colonial BancGroup, Inc...............      68,269
    8,435 Commerce Bancshares, Inc..............     365,910
    3,200 Community Bank Systems, Inc...........     140,160
    5,600 Compass Bancshares, Inc...............     192,528
    1,600 Corus Bankshares, Inc.................      82,880

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          BANKS - Continued
   10,400 First Commonwealth Financial Corp.... $   134,264
   19,030 FirstMerit Corp......................     482,030
    5,775 Fulton Financial Corp................     116,655
    5,916 Humboldt Bancorp.....................      88,083
    5,202 Mercantile Bank Corp.................     173,071
    4,740 Mercantile Bankshares Corp...........     193,629
    8,206 North Valley Bancorp.................     129,245
    5,890 Silicon Valley Bancshares +..........     138,533
    1,580 Simmons First National Corp., Class A      37,825
    6,850 Susquehanna Bancshares, Inc..........     180,566
   12,180 UMB Financial Corp...................     579,524
    6,430 Washington Trust Bancorp, Inc........     171,424
    7,050 WesBanco, Inc........................     171,597
    7,900 Whitney Holding Corp.................     274,525
                                                -----------
                                                  4,597,054
                                                -----------
          BUILDING MATERIALS - 2.84%
   16,470 Butler Manufacturing Co..............     242,439
    9,241 Centex Construction Productions, Inc.     414,459
   18,020 Lafarge North America, Inc...........     617,005
   10,260 Patrick Industries, Inc..............      65,869
    3,200 Texas Industries, Inc................      81,824
    5,550 Watsco, Inc..........................     102,675
    4,680 York International Corp..............     151,070
                                                -----------
                                                  1,675,341
                                                -----------
          CHEMICAL - 1.93%
   24,380 Ashland, Inc.........................     806,003
    4,070 H.B. Fuller Co.......................     107,814
    5,550 Hawkins, Inc.........................      68,099
    6,670 Stepan Co............................     153,743
                                                -----------
                                                  1,135,659
                                                -----------
          COMMERCIAL SERVICES - 0.81%
   10,350 Cornell Cos., Inc. +.................     164,668
    8,830 Healthcare Services Group, Inc. +....     146,137
    9,150 Wackenhut Corrections Corp. +........     165,157
                                                -----------
                                                    475,962
                                                -----------
          CONGLOMERATES - 1.17%
   26,190 Trinity Industries, Inc..............     689,321
                                                -----------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          DRUGS - 0.97%
   13,320 D&K Healthcare Resources, Inc..... $   205,394
   16,030 King Pharmaceuticals, Inc. +......     225,222
    9,960 Perrigo Co........................     139,938
                                             -----------
                                                 570,554
                                             -----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 5.53%
      189 ACT Manufacturing, Inc. +.........           1
   27,790 American Power Conversion Corp....     497,997
    8,750 Avnet, Inc. +.....................     157,937
    4,830 Belden, Inc.......................      88,582
   13,990 Coherent, Inc. +..................     366,538
   25,270 CTS Corp..........................     325,478
   23,240 Cyberoptics Corp. +...............     230,541
   13,530 Intermagnetics General Corp. +....     329,050
   14,300 Kemet Corp. +.....................     175,318
    6,750 Park Electrochemical Corp.........     154,710
   11,340 Paxar Corp. +.....................     146,399
   15,650 Pioneer-Standard Electronics, Inc.     151,648
    3,060 ScanSource, Inc. +................     116,249
      880 Standex International Corp........      20,152
    7,370 Teleflex, Inc.....................     349,559
   13,040 X-Rite, Inc.......................     148,656
                                             -----------
                                               3,258,815
                                             -----------
          FINANCIAL SERVICES - 2.37%
   10,210 Affiliated Managers Group, Inc. +.     692,238
    6,610 Raymond James Financial, Inc......     236,440
   14,680 Sovereign Bancorp, Inc............     288,902
    1,750 Stifel Financial Corp. +..........      21,875
    4,050 Webster Financial Corp............     157,748
                                             -----------
                                               1,397,203
                                             -----------
          FOODS - 0.11%
      180 J&J Snack Foods Corp. +...........       6,320
    2,070 Ralcorp Holdings, Inc. +..........      58,829
                                             -----------
                                                  65,149
                                             -----------
          FREIGHT - 4.84%
    5,090 Alexander & Baldwin, Inc..........     149,035
    7,740 CNF, Inc..........................     229,878
    3,200 Kirby Corp. +.....................      93,440
   23,840 Offshore Logistics, Inc. +........     509,222
   22,870 Overseas Shipholding Group, Inc...     592,562

--------------------------------------------------------------------------------

28
                                                                August 31, 2003
         SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          FREIGHT - Continued
   10,500 Ryder System, Inc................ $   315,315
    6,075 SCS Transportation, Inc. +.......      91,125
   12,340 Teekay Shipping Corp.............     555,917
    9,840 USF Corp.........................     313,404
                                            -----------
                                              2,849,898
                                            -----------
          GAS & PIPELINE UTILITIES - 0.08%
    2,520 Cascade Natural Gas Corp.........      47,930
                                            -----------
          HARDWARE & TOOLS - 1.43%
    1,680 Lincoln Electric Holdings, Inc...      38,163
    9,350 Snap-on, Inc.....................     275,825
   17,490 Stanley Works....................     529,422
                                            -----------
                                                843,410
                                            -----------
          HEALTHCARE - 1.19%
   16,960 Manor Care, Inc..................     468,096
   11,830 RehabCare Group, Inc. +..........     186,914
    1,770 Vital Signs, Inc.................      48,693
                                            -----------
                                                703,703
                                            -----------
          HOSPITAL SUPPLIES - 0.19%
    3,750 Datascope Corp...................     111,375
                                            -----------
          HOUSEHOLD PRODUCTS - 0.19%
   20,570 Oneida, Ltd......................     114,369
                                            -----------
          HUMAN RESOURCES - 0.45%
    8,920 Kelly Services, Inc., Class A....     233,883
    3,090 Labor Ready, Inc. +..............      28,644
                                            -----------
                                                262,527
                                            -----------
          INFORMATION PROCESSING -
          HARDWARE - 1.98%
    7,450 Electronics for Imaging, Inc. +..     159,579
    9,030 Interphase Corp. +...............      74,227
   57,530 Optimal Robotics Corp., Class A +     474,622
   13,700 Tech Data Corp. +................     456,895
                                            -----------
                                              1,165,323
                                            -----------
          INFORMATION PROCESSING -
          SERVICES - 0.80%
    8,570 Adaptec, Inc. +..................      62,647
    6,880 Analysts International Corp. +...      20,296
   29,950 Braun Consulting, Inc. +.........      47,620

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
      405 Clarent Corp. +......................  $         4
        1 CycleLogic, Inc. +...................            8
    7,580 Jack Henry & Associates, Inc.........      141,670
    4,850 Micros Systems, Inc. +...............      177,364
    2,010 Systems & Computer Technology
           Corp. +.............................       22,110
                                                ------------
                                                     471,719
                                                ------------
          INFORMATION PROCESSING -
          SOFTWARE - 1.52%
    6,600 Agile Software Corp. +...............       65,934
   11,437 Ascential Software Corp. +...........      200,147
   26,070 Autodesk, Inc........................      466,653
   17,460 Retek, Inc. +........................      126,236
    2,180 Sybase, Inc. +.......................       36,864
                                                ------------
                                                     895,834
                                                ------------
          INSURANCE - 14.00%
   16,880 Alfa Corp............................      218,258
      170 American Physicians Capital, Inc. +..        4,760
    9,570 Astoria Financial Corp...............      307,580
   14,380 Axis Capital Holdings, Ltd. +........      353,029
   18,800 Ceres Group, Inc. +..................       70,876
    4,350 Commerce Group, Inc..................      159,950
    6,870 Delphi Financial Group, Inc., Class A      330,172
   12,770 Endurance Specialty Holdings, Ltd....      376,587
    4,650 FBL Financial Group, Inc., Class A...      112,809
   18,960 Health Net, Inc. +...................      603,497
   28,100 Horace Mann Educators Corp...........      423,748
   57,420 Humana, Inc. +.......................    1,010,018
    5,890 Old Republic International Corp......      197,845
    4,880 PacifiCare Health Systems, Inc.,
           Class A +...........................      243,024
   53,850 PMI Group, Inc.......................    1,905,213
   10,318 PXRE Group, Ltd......................      187,169
    4,950 Radian Group, Inc....................      235,570
   13,590 Reinsurance Group of America, Inc....      513,974
   10,570 Selective Insurance Group, Inc.......      310,969
    5,080 StanCorp Financial Group, Inc........      287,985
   13,100 State Auto Financial Corp............      330,369
    9,050 Universal American Financial Corp. +.       68,328
                                                ------------
                                                   8,251,730
                                                ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          LEISURE AND TOURISM - 4.16%
   13,830 Arctic Cat, Inc...................... $   302,047
   12,640 Bob Evans Farms, Inc.................     341,659
   13,300 Brunswick Corp.......................     358,834
    3,210 Callaway Golf Co.....................      48,246
   12,680 CEC Entertainment, Inc. +............     497,310
   23,360 Jack in the Box, Inc. +..............     494,998
    4,250 O'Charley's, Inc. +..................      72,080
   16,900 Prime Hospitality Corp. +............     151,255
   12,930 Steak N Shake Co. +..................     186,839
                                                -----------
                                                  2,453,268
                                                -----------
          MACHINERY - 3.43%
    9,500 Applied Industrial Technologies, Inc.     215,175
    6,770 Briggs & Stratton Corp...............     398,076
    9,010 Cognex Corp. +.......................     276,247
   11,840 Cummins, Inc.........................     590,106
    3,420 Lufkin Industries, Inc...............      87,894
    2,540 NACCO Industries, Inc., Class A......     197,358
    4,400 Tecumseh Products Co., Class A.......     172,568
    2,130 Tennant Co...........................      84,667
                                                -----------
                                                  2,022,091
                                                -----------
          MEDICAL TECHNOLOGY - 0.86%
    2,930 Haemonetics Corp. +..................      62,145
   33,200 Maxim Pharmaceuticals, Inc. +........     229,080
    7,360 West Pharmaceutical Services, Inc....     213,440
                                                -----------
                                                    504,665
                                                -----------
          METALS - 2.25%
   18,250 AMCOL International Corp.............     198,195
   27,420 Brush Engineered Materials, Inc. +...     245,683
    5,600 Harsco Corp..........................     218,344
   23,800 Intermet Corp........................      90,916
    1,560 Lawson Products, Inc.................      43,493
   11,570 Mueller Industries, Inc. +...........     334,142
   24,220 Wolverine Tube, Inc. +...............     111,412
    5,660 Worthington Industries, Inc..........      85,466
                                                -----------
                                                  1,327,651
                                                -----------
          MOBILE HOMES - 0.71%
    6,770 Coachmen Industries, Inc.............      88,484
    8,490 Monaco Coach Corp. +.................     157,659

--------------------------------------------------------------------------------

                                                                             29
          SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          MOBILE HOMES - Continued
   13,860 National R.V. Holdings, Inc. +....... $    98,683
    4,010 Palm Harbor Homes, Inc. +............      74,225
                                                -----------
                                                    419,051
                                                -----------
          MULTIMEDIA - 0.24%
    6,090 Belo Corp............................     142,019
                                                -----------
          OIL AND GAS - 3.64%
    6,900 Frontier Oil Corp....................     106,329
    3,700 Newfield Exploration Co. +...........     145,373
   14,820 ONEOK, Inc...........................     311,072
    6,719 Premcor, Inc. +......................     164,615
   27,240 Pride International, Inc. +..........     465,532
    5,190 Seacor Smit, Inc. +..................     204,071
   10,580 Spinnaker Exploration Co. +..........     235,088
   17,880 Tidewater, Inc.......................     513,513
                                                -----------
                                                  2,145,593
                                                -----------
          OPTICAL INSTRUMENTS & LENSES - 0.00%
       80 Ocular Sciences, Inc. +..............       1,809
                                                -----------
          PAPER/FOREST PRODUCTS - 1.77%
   14,710 Boise Cascade Corp...................     400,847
    7,850 Glatfelter...........................     101,501
   10,820 Temple-Inland, Inc...................     538,620
                                                -----------
                                                  1,040,968
                                                -----------
          PUBLISHING - 0.28%
   11,550 Bowne & Co., Inc.....................     167,822
                                                -----------
          REAL ESTATE INVESTMENT TRUSTS - 2.69%
   11,590 Boykin Lodging Co....................      90,402
    5,240 Brandywine Realty Trust..............     128,118
   11,530 Equity Inns, Inc.....................      79,096
    4,150 First Industrial Realty Trust, Inc...     126,368
   14,170 Great Lakes REIT, Inc................     217,509
   16,310 Highwoods Properties, Inc............     374,314
    1,390 LaSalle Hotel Properties.............      22,935
    3,350 Prentiss Properties Trust............     100,668
   16,120 Summit Properties, Inc...............     354,962
    9,590 Winston Hotels, Inc..................      88,995
                                                -----------
                                                  1,583,367
                                                -----------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          RETAIL - 8.40%
    8,180 BJ's Wholesale Club, Inc. +.......... $   178,651
   11,850 Bon-Ton Stores, Inc. +...............      71,112
   29,380 Borders Group, Inc. +................     568,209
   13,518 Brookstone, Inc. +...................     381,883
    4,820 Copart, Inc. +.......................      48,393
    7,920 Dillard's, Inc., Class A.............     119,830
   17,955 Galyans Trading Co., Inc. +..........     194,471
   13,280 Linens 'N Things, Inc. +.............     383,792
    7,203 Myers Industries, Inc................      75,631
   15,460 Nordstrom, Inc.......................     403,042
   24,550 Rex Stores Corp. +...................     347,382
   18,010 Ruddick Corp.........................     298,786
    7,360 ShopKo Stores, Inc. +................     101,347
   50,570 Toys "R" Us, Inc. +..................     688,763
    9,630 United Stationers, Inc. +............     391,363
    3,530 Weis Markets, Inc....................     123,903
    3,770 West Marine, Inc. +..................      79,849
    6,670 Winn-Dixie Stores, Inc...............      67,034
    8,328 Zale Corp. +.........................     424,312
                                                -----------
                                                  4,947,753
                                                -----------
          SAVINGS & LOAN - 0.19%
    4,334 Washington Federal, Inc..............     109,910
                                                -----------
          SECURITIES RELATED - 0.25%
   15,930 E*TRADE Group, Inc. +................     147,034
                                                -----------
          SEMICONDUCTORS - 2.36%
   11,988 Actel Corp. +........................     351,128
    7,850 Alliance Semiconductor Corp. +.......      44,509
    6,150 Cohu, Inc............................     135,915
    8,530 Credence Systems Corp. +.............      98,010
    5,000 Dupont Photomasks, Inc. +............     128,050
   45,630 Lattice Semiconductor Corp. +........     401,544
   20,710 Parlex Corp. +.......................     167,917
    2,900 Veeco Instruments, Inc. +............      61,915
                                                -----------
                                                  1,388,988
                                                -----------
          TELECOMMUNICATIONS - 1.52%
   34,290 Advanced Fibre Communications, Inc. +     797,928
       68 MRV Communications, Inc. +...........         146
   14,900 Tellabs, Inc. +......................      97,297
                                                -----------
                                                    895,371
                                                -----------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
           TEXTILE - PRODUCTS - 1.20%
     8,720 G&K Services, Inc., Class A............... $   288,196
    16,220 UniFirst Corp.............................     417,665
                                                      -----------
                                                          705,861
                                                      -----------
           UTILITIES - ELECTRIC - 2.32%
     9,630 Black Hills Corp..........................     312,108
     7,950 MDU Resources Group, Inc..................     269,903
    13,270 PNM Resources, Inc........................     363,598
    19,300 Puget Energy, Inc.........................     420,740
                                                      -----------
                                                        1,366,349
                                                      -----------
           UTILITIES - GAS, DISTRIBUTION - 0.30%
     7,690 Vectren Corp..............................     174,563
                                                      -----------
           TOTAL COMMON STOCK
           (Cost $50,449,654)........................  55,528,575
                                                      -----------
           EXCHANGE-TRADED FUNDS - 2.34%
     9,809 iShares Russell 2000 Value Index Fund
           (Cost $1,269,448).........................   1,379,636
                                                      -----------
   PAR
  VALUE
-----------
           REPURCHASE AGREEMENT - 3.12%
$1,839,000 Agreement with State Street bank & Trust
            Co., bearing interest at 0.92%, dated
            8/29/03, to be repurchased 9/2/03 in the
            amount of $1,839,188 and collateralized
            by Federal National Mtg. Assoc. Notes,
            bearing interest at 1.30%, due 6/28/04
            and having an approximate value of
            $1,895,800
            (Cost $1,839,000)........................   1,839,000
                                                      -----------
           TOTAL INVESTMENTS
           (Cost $53,558,102) - 99.70%...............  58,747,211
           Other assets less liabilities, net - 0.30%     175,628
                                                      -----------
           NET ASSETS - 100%......................... $58,922,839
                                                      -----------
           + Non-income producing


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

30
                                                                August 31, 2003
              SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
          COMMON STOCK - 86.86%
          AIRLINES - 0.40%
    3,850 Delta Air Lines, Inc................ $ 49,549
                                               --------
          APPAREL & PRODUCTS - 0.04%
      230 Gap, Inc............................    4,805
                                               --------
          APPLIANCES/FURNISHINGS - 0.11%
      490 Maytag Corp.........................   13,279
                                               --------
          AUTOMOTIVE - 0.64%
      290 Borg-Warner, Inc....................   20,654
      400 Danaher Corp........................   30,900
      300 SPX Corp. +.........................   14,805
    1,900 Visteon Corp........................   12,825
                                               --------
                                                 79,184
                                               --------
          BANKS - 5.82%
    2,860 Bank of America Corp................  226,655
    1,170 Comerica, Inc.......................   57,728
    1,700 FleetBoston Financial Corp..........   50,303
      540 HSBC Holdings, PLC ADR..............   34,733
    1,780 Mellon Financial Corp...............   55,803
      850 National City Corp..................   26,928
      450 Synovus Financial Corp..............   11,002
      750 Wachovia Corp.......................   31,612
    3,540 Wells Fargo & Co....................  177,496
      160 Westamerica Bancorp.................    7,053
      740 Zions Bancorp.......................   41,218
                                               --------
                                                720,531
                                               --------
          BEVERAGES - 3.00%
    5,290 Coca-Cola Bottling Co...............  230,221
    3,160 PepsiCo, Inc........................  140,746
                                               --------
                                                370,967
                                               --------
          BROADCASTING - 1.24%
      710 Clear Channel Communications, Inc. +   32,035
    4,080 Comcast Corp., Class A +............  121,380
                                               --------
                                                153,415
                                               --------
          BUILDING MATERIALS - 1.69%
       90 Lafarge North America, Inc..........    3,082
    1,260 Lowe's Cos., Inc....................   69,124

 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
          BUILDING MATERIALS - Continued
    1,760 Masco Corp.......................... $ 43,630
    2,250 Vulcan Materials Co.................   93,172
                                               --------
                                                209,008
                                               --------
          CHEMICAL - 0.96%
    2,750 Ashland, Inc........................   90,915
      920 Engelhard Corp......................   25,824
      770 W.R. Grace & Co. +..................    2,595
                                               --------
                                                119,334
                                               --------
          COMMERCIAL SERVICES - 1.30%
    3,820 Cendant Corp. +.....................   68,684
    6,620 Concord EFS, Inc. +.................   91,687
       30 Fluor Corp..........................    1,105
                                               --------
                                                161,476
                                               --------
          CONGLOMERATES - 4.17%
      710 3M Co...............................  101,154
   14,030 General Electric Co. @..............  414,867
                                               --------
                                                516,021
                                               --------
          DRUGS - 6.96%
    1,880 Abbott Laboratories.................   75,764
      360 Allergan, Inc.......................   28,606
    1,860 Amgen, Inc. +.......................  122,574
    4,450 Bristol-Myers Squibb Co.............  112,897
      320 Eli Lilly and Co....................   21,290
      410 Merck & Co., Inc....................   20,631
    9,310 Pfizer, Inc. @......................  278,555
    3,090 Schering-Plough Corp................   46,937
      820 Watson Pharmaceuticals, Inc. +......   33,702
    2,830 Wyeth...............................  121,265
                                               --------
                                                862,221
                                               --------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.37%
      560 Agilent Technologies, Inc. +........   13,619
       90 Amphenol Corp., Class A +...........    4,908
       50 AVX Corp............................      699
      410 Hawaiian Electric Industries, Inc...   17,622
      280 Mettler-Toledo International, Inc. +   10,783
      890 Paxar Corp. +.......................   11,490
    1,100 Pitney Bowes, Inc...................   42,900

 NUMBER                                           MARKET
OF SHARES                                         VALUE
---------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
      190 PMC-Sierra, Inc. +.................... $  2,709
    2,400 Thermo Electron Corp. +...............   54,696
      330 Waters Corp. +........................   10,065
                                                 --------
                                                  169,491
                                                 --------
          FERTILIZERS - 0.05%
      830 IMC Global, Inc.......................    6,499
                                                 --------
          FINANCE COMPANIES - 0.69%
    3,660 MBNA Corp.............................   85,424
                                                 --------
          FINANCIAL SERVICES - 6.87%
      310 American Express Co...................   13,966
    1,550 Capital One Financial Corp............   82,770
    1,360 Charles Schwab Corp...................   14,770
    9,170 Citigroup, Inc. @.....................  397,519
    1,080 Fannie Mae............................   69,973
    1,180 Freddie Mac...........................   62,717
      460 Goldman Sachs Group, Inc..............   40,705
    2,470 JP Morgan Chase & Co..................   84,523
      290 Lehman Brothers Holdings, Inc.........   19,062
    1,200 Merrill Lynch & Co., Inc..............   64,536
                                                 --------
                                                  850,541
                                                 --------
          FOODS - 1.03%
    1,550 General Mills, Inc....................   71,858
      140 Hershey Foods Corp....................    9,786
    1,710 McCormick & Co., Inc..................   45,657
                                                 --------
                                                  127,301
                                                 --------
          FREIGHT - 0.02%
      930 ABX Air, Inc. +.......................    2,186
                                                 --------
          HARDWARE & TOOLS - 0.51%
    1,110 Black & Decker Corp...................   47,486
      530 Stanley Works.........................   16,043
                                                 --------
                                                   63,529
                                                 --------
          HEALTHCARE - 1.05%
      840 Anthem, Inc. +........................   61,488
      280 Health Management Associates, Inc.,
           Class A..............................    6,239
      100 Laboratory Corp. of America Holdings +    3,025

--------------------------------------------------------------------------------

                                                                             31
        SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
          HEALTHCARE - Continued
    1,780 McKesson Corp........................... $ 58,277
       49 Medco Health Solutions, Inc. +..........    1,308
                                                   --------
                                                    130,337
                                                   --------
          HOSPITAL MANAGEMENT - 0.45%
    1,380 HCA, Inc................................   52,426
      110 LifePoint Hospitals, Inc. +.............    3,169
                                                   --------
                                                     55,595
                                                   --------
          HOSPITAL SUPPLIES - 2.61%
    1,230 AmerisourceBergen Corp..................   71,598
    2,160 Becton, Dickinson and Co................   78,927
      910 Cardinal Health, Inc....................   51,806
    2,440 Johnson & Johnson.......................  120,975
                                                   --------
                                                    323,306
                                                   --------
          HOUSEHOLD PRODUCTS - 3.84%
    2,150 American Greetings Corp., Class A +.....   39,775
    1,020 Colgate-Palmolive Co....................   56,386
    4,020 Gillette Co.............................  130,489
    2,310 International Flavors & Fragrances, Inc.   72,765
    2,020 Procter & Gamble Co.....................  176,326
                                                   --------
                                                    475,741
                                                   --------
          INFORMATION PROCESSING -
          HARDWARE - 3.97%
      390 Apple Computer, Inc. +..................    8,826
    3,710 Dell, Inc. +............................  121,057
    5,210 Hewlett-Packard Co......................  103,783
    2,320 International Business Machines Corp....  190,263
      730 Lexmark International, Inc., Class A +..   48,939
    4,790 Sun Microsystems, Inc. +................   18,490
                                                   --------
                                                    491,358
                                                   --------
          INFORMATION PROCESSING -
          SERVICES - 1.83%
      220 Ceridian Corp. +........................    4,277
    1,760 eBay, Inc. +............................   97,469
    1,080 Fiserv, Inc. +..........................   41,958
    1,160 SunGard Data Systems, Inc. +............   32,712
      630 Symantec Corp. +........................   36,181
    1,030 Unisys Corp. +..........................   13,369
                                                   --------
                                                    225,966
                                                   --------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
----------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - 3.84%
      290 Adobe Systems, Inc..................... $ 11,260
   13,940 Microsoft Corp. @......................  369,689
    7,360 Oracle Corp. +.........................   94,061
                                                  --------
                                                   475,010
                                                  --------
          INSURANCE - 6.88%
      800 Aetna, Inc.............................   45,600
    3,060 AFLAC, Inc.............................   97,950
    1,129 American International Group, Inc. #...   67,254
      390 Arthur J. Gallagher & Co...............   10,530
      690 Chubb Corp.............................   46,879
      770 Hartford Financial Services Group, Inc.   40,979
      950 Jefferson-Pilot Corp...................   42,056
    1,920 John Hancock Financial Services, Inc...   58,618
    3,940 Lincoln National Corp..................  139,555
    3,170 Marsh & McLennan Cos., Inc.............  158,500
      120 MGIC Investment Corp...................    6,764
      470 PMI Group, Inc.........................   16,629
      880 St. Paul Cos., Inc.....................   30,589
    1,820 UnitedHealth Group, Inc................   89,963
                                                  --------
                                                   851,866
                                                  --------
          LEISURE AND TOURISM - 1.49%
       50 Electronic Arts, Inc. +................    4,488
    2,000 Mattel, Inc............................   38,640
    6,320 McDonald's Corp........................  141,694
                                                  --------
                                                   184,822
                                                  --------
          MACHINERY - 0.80%
      830 Crane Co...............................   21,240
      810 Illinois Tool Works, Inc...............   58,555
      450 Pentair, Inc...........................   19,260
                                                  --------
                                                    99,055
                                                  --------
          MEDICAL TECHNOLOGY - 0.12%
      250 Quest Diagnostics, Inc. +..............   15,000
                                                  --------
          MULTIMEDIA - 2.07%
    6,930 AOL Time Warner, Inc. +@...............  113,375
    2,070 Viacom, Inc., Class B..................   93,150
    2,410 Walt Disney Co.........................   49,405
                                                  --------
                                                   255,930
                                                  --------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
------------------------------------------------------
          OIL AND GAS - 1.94%
      390 Cooper Cameron Corp. +............. $ 18,938
      610 Diamond Offshore Drilling, Inc.....   12,322
    1,500 Helmerich & Payne, Inc.............   43,875
      650 Nabors Industries, Ltd. +..........   26,097
      430 ONEOK, Inc.........................    9,026
    1,330 Tidewater, Inc.....................   38,198
    2,730 Transocean, Inc. +.................   57,658
      860 Valero Energy Corp.................   33,884
                                              --------
                                               239,998
                                              --------
          PAPER/FOREST PRODUCTS - 0.23%
      270 Boise Cascade Corp.................    7,358
    1,580 Louisiana-Pacific Corp. +..........   20,777
                                              --------
                                                28,135
                                              --------
          PUBLISHING - 1.08%
    2,890 Tribune Co.........................  133,662
                                              --------
          RAILROADS & EQUIPMENT - 0.52%
    1,250 CSX Corp...........................   40,350
    1,280 Norfolk Southern Corp..............   24,371
                                              --------
                                                64,721
                                              --------
          REAL ESTATE INVESTMENT
          TRUSTS - 0.38%
      770 First Industrial Realty Trust, Inc.   23,446
    2,290 Host Marriott Corp. +..............   22,946
                                              --------
                                                46,392
                                              --------
          RETAIL - 5.64%
    1,430 Bed Bath & Beyond, Inc. +..........   61,533
    1,390 Costco Wholesale Corp. +...........   44,605
    2,260 Dollar General Corp................   51,822
      250 Dollar Tree Stores, Inc. +.........    9,808
    1,310 Home Depot, Inc....................   42,130
      410 Kohl's Corp. +.....................   25,932
    4,040 Staples, Inc. +....................   99,505
    1,590 Target Corp........................   64,554
    5,050 Wal-Mart Stores, Inc. @............  298,808
                                              --------
                                               698,697
                                              --------
          SAVINGS & LOAN - 0.33%
    1,060 Washington Mutual, Inc.............   41,319
                                              --------

--------------------------------------------------------------------------------

32
                                                                August 31, 2003
        SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          SCHOOLS - 0.37%
      710 Apollo Group, Inc., Class A +......... $    45,490
                                                 -----------
          SEMICONDUCTORS - 3.41%
      810 Advanced Micro Devices, Inc. +........       9,145
    1,200 Analog Devices, Inc. +................      49,200
    2,040 Applied Materials, Inc. +.............      44,064
      340 Broadcom Corp., Class A +.............       9,289
    7,670 Intel Corp............................     219,515
      160 KLA-Tencor Corp. +....................       9,498
      820 Maxim Integrated Products, Inc........      36,826
    1,540 National Semiconductor Corp. +........      44,875
                                                 -----------
                                                     422,412
                                                 -----------
          TELECOMMUNICATIONS - 5.18%
      940 AT&T Corp.............................      20,962
    5,100 AT&T Wireless Services, Inc. +........      43,962
    2,200 BellSouth Corp........................      55,440
    2,190 CenturyTel, Inc.......................      76,125
    8,040 Cisco Systems, Inc. +.................     153,966
   14,020 Lucent Technologies, Inc. +...........      26,778
    4,310 Motorola, Inc.........................      46,246
    1,520 Nextel Communications, Inc., Class A +      29,306
    5,110 RF Micro Devices, Inc. +..............      45,070
    4,060 Verizon Communications, Inc...........     143,399
                                                 -----------
                                                     641,254
                                                 -----------
          UTILITIES - ELECTRIC - 0.98%
    1,170 DQE, Inc..............................      17,258
    1,250 OGE Energy Corp.......................      27,162
    3,520 Puget Energy, Inc.....................      76,736
                                                 -----------
                                                     121,156
                                                 -----------
          UTILITIES - GAS, DISTRIBUTION - 0.38%
      870 AGL Resources, Inc....................      24,212
      680 KeySpan Corp..........................      22,950
                                                 -----------
                                                      47,162
                                                 -----------
          UTILITIES - GAS, PIPELINE - 0.60%
    3,220 National Fuel Gas Co..................      74,543
                                                 -----------
          TOTAL COMMON STOCK
          (Cost $10,947,051)....................  10,753,688
                                                 -----------


   PAR                                                  MARKET
  VALUE                                                 VALUE
-----------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 0.77%
           U.S. TREASURY BILLS - 0.77%
           United States Treasury Bills:
$   75,000   0.96% due 9/25/03 @..................... $    74,952
    10,000   0.89% due 10/16/03 @....................       9,989
    10,000   0.88% due 10/2/03 @.....................       9,993
                                                      -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $94,934)............................      94,934
                                                      -----------
           REPURCHASE AGREEMENT - 11.52%
 1,426,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 0.92%, dated
            8/29/03, to be repurchased 9/2/03 in the
            amount of $1,426,146 and collateralized
            by Federal National Mortgage Assoc.
            Bonds, bearing interest at 1.18%, due
            7/27/04 and having an approximate value
            of $1,471,838
            (Cost $1,426,000) @......................   1,426,000
                                                      -----------
           TOTAL INVESTMENTS
           (Cost $12,467,985) - 99.15%...............  12,274,622
           Other assets less liabilities, net - 0.85%     105,778
                                                      -----------
           NET ASSETS - 100%......................... $12,380,400
                                                      -----------
           ADR- American Depository Receipt
           +Non-income producing
           #Security represents an investment in an
            affiliated company.
           @The security or a portion thereof
            represents collateral for open futures
            contracts.

        OPEN FUTURES CONTRACTS

 Number
   of                                           Value at    Value as of    Unrealized
Contracts     Description      Expiration Date Trade Date August 31, 2003 Appreciation
--------------------------------------------------------------------------------------
 32 Long  E-Mini S&P 500 Index September 2003  $1,605,789   $1,612,320       $6,531


--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                             33
August 31, 2003
                 STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS


  PAR                                       MARKET
 VALUE                                      VALUE
---------------------------------------------------
         CORPORATE BONDS - 35.31%
         AEROSPACE/DEFENSE - 0.02%
$ 25,000 Condor Systems, Inc.:
           11.88% due 5/1/09 /(1)/........ $  6,750
                                           --------
         AIRLINES - 0.50%
  57,865 Atlas Air, Inc.:
           8.01% due 1/2/10 /(2)/.........   11,573
         Continental Airlines, Inc.:
  24,669   7.73% due 3/15/11..............   17,145
  82,394   6.95% due 8/2/09...............   57,900
 115,238 Delta Air Lines, Inc.:
           7.78% due 1/2/12...............   92,529
  60,000 Northwest Airlines, Inc.:
           7.63% due 3/15/05..............   50,400
                                           --------
                                            229,547
                                           --------
         APPAREL & PRODUCTS - 0.11%
  25,000 Levi Strauss & Co.:
           7.00% due 11/1/06..............   21,813
  25,000 Warnaco, Inc.:
           8.88% due 6/15/13 *............   26,000
                                           --------
                                             47,813
                                           --------
         APPLIANCES/FURNISHINGS - 0.09%
         Salton, Inc.:
  25,000   12.25% due 4/15/08.............   24,250
  15,000   10.75% due 12/15/05............   14,400
                                           --------
                                             38,650
                                           --------
         AUTOMOTIVE - 0.43%
  25,000 Diamond Triumph Auto Glass, Inc.:
           9.25% due 4/1/08...............   21,875
  50,000 Eagle-Pincher, Inc.:
           9.75% due 9/1/13 *.............   51,250
  50,000 Pep Boys-Manny, Moe & Jack:
           6.92% due 7/7/06...............   50,125
  75,000 Prestolite Electric, Inc.:
           9.63% due 2/1/08...............   66,938
  25,000 Venture Holdings Trust:
           11.00% due 6/1/07 /(1)/........    5,000
                                           --------
                                            195,188
                                           --------

  PAR                                            MARKET
 VALUE                                           VALUE
---------------------------------------------------------
         BEVERAGES - 0.11%
$ 50,000 Cott Beverages USA, Inc.:
           8.00% due 12/15/11................. $   52,250
                                               ----------
         BROADCASTING - 3.69%
  25,000 CF Cable TV, Inc.:
           9.13% due 7/15/07..................     25,594
         Charter Communications Holdings, LLC:
 175,000   11.13% due 1/15/11.................    140,000
 225,000   10.75% due 10/1/09.................    180,000
  75,000   10.25% due 1/15/10.................     57,375
  25,000   10.00% due 5/15/11.................     18,875
 350,000   9.63% due 11/15/09.................    267,750
         CSC Holdings, Inc.:
 125,000   10.50% due 5/15/16.................    136,250
 125,000   7.88% due 2/15/18..................    120,000
  25,000   7.63% due 7/15/18..................     23,750
  75,000 Emmis Communications Corp.:
           12.50% due 3/15/11 /(3)/...........     65,625
         Granite Broadcasting Corp.:
  50,000   10.38% due 5/15/05.................     49,250
  75,000   8.88% due 5/15/08..................     72,375
         Nexstar Finance Holdings, LLC:
  37,000   16.00% due 5/15/09 /(3)/...........     33,762
 125,000   11.38% due 4/1/13 /(3)/............     86,250
  25,000 Paxson Communications Corp.:
           12.25% due 1/15/09 /(3)/...........     20,000
 155,000 Pegasus Satellite Commerce, Inc.
           11.25% due 1/15/10 *...............    125,550
 125,000 Rogers Cablesystems, Ltd.:...........
           11.00% due 12/1/15.................    136,875
  25,000 Salem Communications Holding Corp.:
           9.00% due 7/1/11...................     26,437
  25,000 Susquehanna Media Co.:
           7.38% due 4/15/13..................     25,469
  69,000 Young Broadcasting, Inc.:
           9.00% due 1/15/06..................     69,345
                                               ----------
                                                1,680,532
                                               ----------
         BUILDING MATERIALS - 0.33%
         Armstrong World Industries, Inc.:
  30,000   9.75% due 4/15/08 /(1)/............     15,600
  75,000   6.50% due 8/15/05 /(1)/............     39,000
  25,000   6.35% due 8/15/49 /(1)/............     12,500

  PAR                                       MARKET
 VALUE                                      VALUE
---------------------------------------------------
         BUILDING MATERIALS - Continued
$ 50,000 Koppers Industries, Inc.:
           9.88% due 12/1/07.............. $ 51,000
  50,000 MMI Products, Inc.:
           11.25% due 4/15/07.............   31,500
                                           --------
                                            149,600
                                           --------
         CHEMICAL - 0.82%
  75,000 Equistar Chemicals, LP:
           10.63% due 5/1/11 *............   74,625
 115,000 Huntsman International, LLC:
           9.88% due 3/1/09...............  118,450
  50,000 Methanex Corp.:
           8.75% due 8/15/12..............   53,625
  50,000 Rockwood Specialties Group, Inc.:
           10.63% due 5/15/11 *...........   52,125
  25,000 Solutia, Inc.:
           11.25% due 7/15/09.............   22,500
  50,000 Westlake Chemical Corp.:
           8.75% due 7/15/11 *............   51,000
                                           --------
                                            372,325
                                           --------
         COMMERCIAL SERVICES - 1.34%
         Crown Cork & Seal Co., Inc.:
 275,000   8.38% due 1/15/05..............  281,875
  40,000   8.00% due 4/15/23..............   32,400
  60,000 Crown European Holdings SA:
           10.88% due 3/1/13 *............   66,300
  50,000 Mobile Mini, Inc.:
           9.50% due 7/1/13 *.............   52,250
  75,000 Monitronics International, Inc.:
           11.75% due 9/1/10 *............   74,344
         Owens-Brockway Glass Container:
  25,000   8.75% due 11/15/12.............   26,250
  50,000   7.75% due 5/15/11 *............   50,000
  25,000 Petroleum Helicopters, Inc.:
           9.38% due 5/1/09...............   27,250
                                           --------
                                            610,669
                                           --------
         CONGLOMERATES - 0.38%
         Tyco International Group SA:
  50,000   6.88% due 1/15/29..............   46,813
 125,000   6.75% due 2/15/11..............  127,187
                                           --------
                                            174,000
                                           --------

--------------------------------------------------------------------------------

34
          STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2003


  PAR                                                MARKET
 VALUE                                               VALUE
-------------------------------------------------------------
         ELECTRONICS/ELECTRICAL
         EQUIPMENT - 0.52%
$ 25,000 Flextronics International, Ltd.:
           6.50% due 5/15/13 *.................... $   23,938
  50,000 Pioneer Standard Electronics, Inc.:
           9.50% due 8/1/06.......................     51,562
  25,000 Xerox Capital Trust I:
           8.00% due 2/1/27.......................     20,188
         Xerox Corp.:
  50,000   7.63% due 6/15/13......................     48,750
  75,000   7.20% due 4/1/16.......................     69,375
  25,000   7.13% due 6/15/10......................     24,250
                                                   ----------
                                                      238,063
                                                   ----------
         FERTILIZERS - 0.11%
  50,000 IMC Global, Inc.:
           11.25% due 6/1/11......................     51,750
                                                   ----------
         FINANCE COMPANIES - 0.29%
  25,000 AmeriCredit Corp.:
           9.88% due 4/15/06......................     24,000
  50,000 Hanover Equipment Trust:
           8.50% due 9/1/08.......................     50,250
  58,428 Jet Equipment Trust:
           8.24% due 11/1/12 *....................     19,938
  50,000 United States West Capital Funding, Inc.:
           6.88% due 7/15/28......................     37,000
                                                   ----------
                                                      131,188
                                                   ----------
         FINANCIAL SERVICES - 3.46%
 150,000 American Tower Escrow Corp.:
           Zero Coupon due 8/1/08.................     99,000
 200,000 Athena Neurosciences Finance, LLC:
           7.25% due 2/21/08......................    151,500
 105,000 Bear Island Paper Co., LLC:
           10.00% due 12/1/07.....................     86,100
  75,000 Bluewater Finance, Ltd.:
           10.25% due 2/15/12.....................     74,250
 125,000 Chukchansi Economic Development Auth.:
           14.50% due 6/15/09 *...................    153,437
  75,000 Eircom Funding:
           8.25% due 8/15/13 *....................     78,750
 107,000 ESI Tractebel Acquisition Corp.:
           7.99% due 12/30/11.....................    105,663

  PAR                                        MARKET
 VALUE                                       VALUE
-----------------------------------------------------
         FINANCIAL SERVICES - Continued
$ 25,000 Frontier Escrow Corp.:
           8.00% due 4/15/13 *............ $   25,375
  50,000 Huntsman Advanced Materials, LLC:
           11.00% due 7/15/10 *...........     52,750
  50,000 IOS Capital, LLC:
           7.25% due 6/30/08..............     47,250
  25,000 LaBranche & Co., Inc.:
           12.00% due 3/2/07..............     27,250
 175,000 Madison River Capital, LLC:
           13.25% due 3/1/10..............    171,500
  50,000 Nexstar Finance LLC, Inc.:
           12.00% due 4/1/08..............     56,000
  50,000 PCA, LLC/PCA Finance Corp:
           11.88% due 8/1/09..............     54,250
         PDVSA Finance, Ltd.:
  50,000   8.50% due 11/16/12.............     43,250
 150,000   6.80% due 11/15/08.............    129,750
 100,000 PX Escrow Corp.:
           9.63% due 2/1/06/ (3)/.........     74,000
         Terra Capital, Inc.:
 100,000   12.88% due 10/15/08............    106,000
  50,000   11.50% due 6/1/10..............     42,500
                                           ----------
                                            1,578,575
                                           ----------
         FOODS - 0.17%
  25,000 Del Monte Corp.:
           8.63% due 12/15/12 *...........     26,031
  75,000 Fleming Cos., Inc.:
           10.63% due 7/31/07/ (1)/.......          8
         Smithfield Foods, Inc.:
  25,000   8.00% due 10/15/09.............     26,250
  25,000   7.75% due 5/15/13 *............     25,750
                                           ----------
                                               78,039
                                           ----------
         HEALTHCARE - 0.71%
  75,000 Apogent Technologies, Inc.:
           6.50% due 5/15/13 *............     73,875
         HEALTHSOUTH Corp.:
  50,000   10.75% due 10/1/08.............     41,000
  50,000   8.38% due 10/1/11..............     41,250
  75,000   7.63% due 6/1/12...............     61,125
  50,000 Medco Health Solutions, Inc.:
           7.25% due 8/15/13..............     51,750

  PAR                                         MARKET
 VALUE                                        VALUE
------------------------------------------------------
         HEALTHCARE - Continued
$ 50,000 Psychiatric Solutions, Inc.:
           10.63% due 6/15/13 *............ $   53,500
                                            ----------
                                               322,500
                                            ----------
         HEAVY DUTY TRUCKS/PARTS - 0.22%
  95,000 Dana Corp.,
           9.00% due 8/15/11...............     99,750
                                            ----------
         HOSPITAL MANAGEMENT - 0.51%
 100,000 HCA, Inc.:
           6.95% due 5/1/12................    101,087
  75,000 IASIS Healthcare Corp.:
           13.00% due 10/15/09.............     83,812
         Tenet Healthcare Corp.:
  25,000   7.38% due 2/1/13................     24,563
  25,000   6.50% due 6/1/12................     23,000
                                            ----------
                                               232,462
                                            ----------
         HOSPITAL SUPPLIES - 0.19%
  85,000 Universal Hospital Services, Inc.:
           10.25% due 3/1/08...............     86,700
                                            ----------
         HOUSEHOLD PRODUCTS - 0.19%
  50,000 Jacuzzi Brands, Inc.:
           9.63% due 7/1/10 *..............     52,000
  50,000 Royster-Clark, Inc.:
           10.25% due 4/1/09...............     36,000
                                            ----------
                                                88,000
                                            ----------
         INFORMATION PROCESSING -
         HARDWARE - 0.06%
  25,000 Seagate Technology:
           8.00% due 5/15/09...............     26,938
                                            ----------
         INSURANCE - 0.38%
 100,000 Crum & Forster Holdings Corp.:
           10.38% due 6/15/13 *............    104,500
  75,000 Fairfax Financial Holdings, Ltd.:
           8.25% due 10/1/15...............     68,906
                                            ----------
                                               173,406
                                            ----------
         LEISURE AND TOURISM - 2.43%
  50,000 AMC Entertainment, Inc.:
           9.50% due 2/1/11................     52,500

--------------------------------------------------------------------------------

                                                                             35
August 31, 2003
          STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


  PAR                                          MARKET
 VALUE                                         VALUE
-------------------------------------------------------
         LEISURE AND TOURISM - Continued
$ 75,000 Courtyard by Marriott II:
           10.75% due 2/1/08................ $   73,688
  50,000 Hard Rock Hotel, Inc.:
           8.88% due 6/1/13 *...............     51,500
 125,000 Hollywood Casino Corp.:
           13.00% due 8/1/06/ (1)/..........     82,500
  25,000 John Q Hammons Hotels, Inc.:
           8.88% due 5/15/12................     26,125
  75,000 Mandalay Resort Group:
           10.25% due 8/1/07................     83,812
 125,000 MGM Mirage, Inc.:
           8.50% due 9/15/10................    140,312
  50,000 Park Place Entertainment Corp.:
           9.38% due 2/15/07................     54,750
  25,000 Prime Hospitality Corp.:
           8.38% due 5/1/12.................     24,125
  75,000 Riviera Holdings Corp.:
           11.00% due 6/15/10...............     73,125
  50,000 Six Flags, Inc.:
           8.88% due 2/1/10.................     46,000
  75,000 Steinway Musical Instruments, Inc.:
           8.75% due 4/15/11................     75,750
  50,000 Tricon Global Restaurants, Inc.:
           8.88% due 4/15/11................     56,375
  25,000 Vail Resorts, Inc.:
           8.75% due 5/15/09................     25,625
  74,000 Waterford Gaming, LLC:
           8.63% due 9/15/12 *..............     76,590
  50,000 Worldspan, LP:
           9.63% due 6/15/11 *..............     51,750
 100,000 Wynn Las Vegas, LLC:
           12.00% due 11/1/10...............    113,500
                                             ----------
                                              1,108,027
                                             ----------
         MACHINERY - 0.42%
  50,000 Briggs & Stratton Corp.:
           8.88% due 3/15/11................     55,250
  50,000 Dresser, Inc.:
           9.38% due 4/15/11................     51,000
         National Equipment Services, Inc.:
  25,000   10.00% due 11/30/04/ (1)/........      4,750
  50,000   10.00% due 11/30/04/ (1)/........      9,500

  PAR                                 MARKET
 VALUE                                VALUE
---------------------------------------------
        MACHINERY - Continued
$50,000 Park-Ohio Industries, Inc.:
          9.25% due 12/1/07......... $ 46,000
 25,000 Terex Corp.:
          9.25% due 7/15/11.........   26,688
                                     --------
                                      193,188
                                     --------
        METALS - 0.15%
 50,000 Freeport McMoRan Resources:
          7.00% due 2/15/08.........   35,500
 22,957 National Steel Corp.:
          9.88% due 3/1/09/ (1)/....    1,664
 75,000 Renco Metals, Inc.:
          11.50% due 7/1/03 /(2)(7)/        0
  5,000 Russel Metals, Inc.:
          10.00% due 6/1/09.........    5,300
 25,000 Ryerson Tull, Inc.:
          9.13% due 7/15/06.........   24,250
                                     --------
                                       66,714
                                     --------
        MISCELLANEOUS - 0.37%
        Doane Pet Care Co.:
 50,000   10.75% due 3/1/10.........   53,500
 25,000   9.75% due 5/15/07.........   23,250
        Service Corp. International:
 50,000   7.70% due 4/15/09.........   50,125
 25,000   7.70% due 4/15/09.........   25,063
 15,000 Stewart Enterprises, Inc.:
          10.75% due 7/1/08.........   16,800
                                     --------
                                      168,738
                                     --------
        MOBILE HOMES - 0.02%
 25,000 Oakwood Homes Corp.:
          8.13% due 3/1/09/ (1)/....    6,750
                                     --------
        MULTIMEDIA - 0.41%
 25,000 Haights Cross Operating Co.:
          11.75% due 8/15/11 *......   25,000
        Shaw Communications, Inc.:
 75,000   8.25% due 4/11/10.........   78,750
 50,000   7.25% due 4/6/11..........   49,750
 35,000   7.20% due 12/15/11........   34,825
                                     --------
                                      188,325
                                     --------

  PAR                                            MARKET
 VALUE                                           VALUE
---------------------------------------------------------
        OIL AND GAS - 2.40%
        Chesapeake Energy Corp.:
$25,000   9.00% due 8/15/12................... $   27,000
 50,000   7.75% due 1/15/15...................     50,750
125,000 Citgo Petroleum Corp.:
          11.38% due 2/1/11 *.................    139,375
 75,000 Colorado Interstate Gas Co.:
          6.85% due 6/15/37...................     75,000
 50,000 Dynegy Holdings, Inc.:
          8.75% due 2/15/12...................     42,500
 50,000 Encore Acquisition Co.:
          8.38% due 6/15/12...................     52,000
 25,000 Forest Oil Corp.:
          8.00% due 6/15/08...................     25,500
 75,000 Frontier Oil Corp.:
          11.75% due 11/15/09.................     82,500
 25,000 Grant Prideco, Inc.:
          9.00% due 12/15/09..................     26,313
 50,000 Hilcorp Energy, LP:
          10.50% due 9/1/10 *.................     51,312
100,000 KCS Energy, Inc.:
          8.88% due 1/15/06...................     95,000
 34,391 Oslo Seismic Services, Inc.:
          8.28% due 6/1/11....................     26,868
 50,000 Tesoro Petroleum Corp.:
          8.00% due 4/15/08...................     51,875
 25,000 Universal Compression, Inc.:
          7.25% due 5/15/10 *.................     25,250
        Westport Resources Corp.:
 75,000   8.25% due 11/1/11...................     80,250
 25,000   8.25% due 11/1/11 *.................     26,750
225,000 Williams Cos., Inc.:
          7.13% due 9/1/11....................    216,000
                                               ----------
                                                1,094,243
                                               ----------
        PAPER/FOREST PRODUCTS - 0.57%
 25,000 Constar International, Inc.:
          11.00% due 12/1/12..................     22,562
150,000 Georgia-Pacific Corp.:
          7.38% due 7/15/08 *.................    149,250
 25,000 Graphic Packaging International, Inc.:
          8.50% due 8/15/11 *.................     26,125
 25,000 Kappa Beheer BV:
          10.63% due 7/15/09..................     26,500

--------------------------------------------------------------------------------

36
                                                                August 31, 2003
         STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


  PAR                                           MARKET
 VALUE                                          VALUE
-------------------------------------------------------
         PAPER/FOREST PRODUCTS - Continued
         Speciality Paperboard, Inc.:
$ 50,000   9.38% due 10/15/06................. $ 36,750
                                               --------
                                                261,187
                                               --------
         POLLUTION CONTROL - 0.40%
         Allied Waste North America, Inc.:
  50,000   9.25% due 9/1/12...................   54,000
 125,000   7.88% due 4/15/13..................  127,500
                                               --------
                                                181,500
                                               --------
         PUBLISHING - 0.12%
  50,000 Dex Media West, LLC,
           9.88% due 8/15/13 *................   55,750
                                               --------
         REAL ESTATE - 0.06%
  25,000 LNR Property Corp.,
           7.63% due 7/15/13 *................   25,250
                                               --------
         REAL ESTATE INVESTMENT TRUSTS - 0.47%
  75,000 National Health Investors, Inc.:
           7.30% due 7/16/07..................   72,094
  40,000 RFS Partnership, LP:
           9.75% due 3/1/12...................   40,600
         Senior Housing Properties Trust:
  75,000   8.63% due 1/15/12..................   78,000
  25,000   7.88% due 4/15/15..................   24,750
                                               --------
                                                215,444
                                               --------
         RETAIL - 0.90%
  20,000 Big 5 Corp.:
           10.88% due 11/15/07................   21,000
  50,000 JC Penney, Inc.:
           7.38% due 8/15/08..................   51,125
  50,000 MTS, Inc.:
           9.38% due 5/1/05/ (1)/.............    9,625
  75,000 Rent-Way, Inc.:
           11.88% due 6/15/10 *...............   77,250
 100,000 Rent-A-Center, Inc.:
           7.50% due 5/1/10...................  100,500
         Rite Aid Corp.:
  50,000   9.50% due 2/15/11 *................   53,500
  50,000   7.70% due 2/15/27..................   40,250
  50,000 Saks, Inc.:
           9.88% due 10/1/11..................   56,375
                                               --------
                                                409,625
                                               --------

  PAR                                             MARKET
 VALUE                                            VALUE
---------------------------------------------------------
         SCHOOLS - 0.06%
$ 25,000 KinderCare Learning Centers, Inc.:
           9.50% due 2/15/09.................... $ 25,125
                                                 --------
         SEMICONDUCTORS - 0.34%
  75,000 Amkor Technology, Inc.:
           7.75% due 5/15/13 *..................   72,937
  25,000 ChipPAC, Inc.:
           12.75% due 8/1/09....................   27,688
  50,000 ON Semiconductor Corp.:
           12.00% due 3/15/10...................   55,500
                                                 --------
                                                  156,125
                                                 --------
         TELECOMMUNICATIONS - 6.06%
 300,000 Airgate PCS, Inc.:
           13.50% due 10/1/09/ (3)/.............  180,000
 100,000 Alamosa Delaware, Inc.:
           12.50% due 2/1/11....................   92,000
 200,000 Alamosa Holdings, Inc.:
           12.88% due 2/15/10/ (3)/.............  147,000
         Alaska Communications Systems Holdings,
          Inc.:
  25,000   9.88% due 8/15/11 *..................   25,125
  50,000   9.38% due 5/15/09....................   46,000
  25,000 Centennial Cellular Communications Co.:
           10.13% due 6/15/13 *.................   25,875
  50,000 Centennial Cellular Operating Co.:
           10.75% due 12/15/08..................   47,750
  25,000 Cincinnati Bell, Inc.:
           7.25% due 7/15/13 *..................   24,500
 275,000 Fairpoint Communications, Inc.:
           9.50% due 5/1/08.....................  261,250
 200,000 Horizon PCS, Inc.:
           13.75% due 6/15/11/ (1)/.............   33,000
 150,000 LCI International, Inc.:
           7.25% due 6/15/07....................  115,500
         Nextel Communications, Inc.:
 150,000   9.95% due 2/15/08/ (3)/..............  157,125
  25,000   9.75% due 10/31/07/ (3)/.............   25,750
  75,000   7.38% due 8/1/15.....................   75,188
  50,000 Nortel Networks, Ltd.:
           6.13% due 2/15/06....................   48,750
         PanAmSat Corp.:
  25,000   8.50% due 2/1/12.....................   25,813
  50,000   6.38% due 1/15/08....................   51,250

  PAR                                               MARKET
 VALUE                                              VALUE
------------------------------------------------------------
         TELECOMMUNICATIONS - Continued
$ 50,000 Pegasus Satellite Communication, Inc.:
           13.50% due 3/1/07/ (3)/............... $   32,250
         Qwest Capital Funding, Inc.:
 225,000   7.90% due 8/15/10.....................    194,625
  25,000   7.75% due 2/15/31.....................     20,000
 225,000   7.63% due 8/3/21......................    180,000
  25,000   7.25% due 2/15/11.....................     21,125
  50,000 Qwest Corp.:
           8.88% due 3/15/12 *...................     53,500
  25,000 Rogers Wireless, Inc.:
           9.63% due 5/1/11......................     27,531
  50,000 Rural Cellular Corp.:
           9.75% due 1/15/10.....................     45,000
 200,000 Southwestern Bell Telephone Co.:
           6.55% due 10/7/08.....................    219,839
 125,000 TELUS Corp.:
           8.00% due 6/1/11......................    138,618
         United States West Communications, Inc.:
  25,000   7.50% due 6/15/23.....................     22,000
 225,000   6.88% due 9/15/33.....................    186,750
 250,000 US Unwired, Inc., Series B:
           13.38% due 11/1/09/ (3)/..............    138,750
 100,000 Western Wireless Corp.:
           9.25% due 7/15/13 *...................    100,000
                                                  ----------
                                                   2,761,864
                                                  ----------
         TEXTILE - PRODUCTS - 0.06%
  25,000 Collins & Aikman Floor Cover:
           9.75% due 2/15/10.....................     25,625
                                                  ----------
         UTILITIES - ELECTRIC - 3.95%
 225,000 AES Corp.:
           8.75% due 5/15/13 *...................    228,937
 175,000 AES Drax Energy, Ltd.:
           11.50% due 8/30/10/ (1)/..............      1,313
  50,000 BRL Universal Equipment:
           8.88% due 2/15/08.....................     53,000
 475,000 Calpine Canada Energy Finance, ULC:
           8.50% due 5/1/08......................    361,000
         Calpine Corp.:
  50,000   7.75% due 4/15/09.....................     36,500
  25,000   4.00% due 12/26/06....................     22,625

--------------------------------------------------------------------------------

                                                                             37
         STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003


  PAR                                            MARKET
 VALUE                                           VALUE
----------------------------------------------------------
         UTILITIES - ELECTRIC - Continued
         Edison Mission Energy:
$150,000   10.00% due 8/15/08................. $   124,500
 125,000   9.88% due 4/15/11..................     102,500
  50,000   7.73% due 6/15/09..................      38,750
         Mirant Americas Generation, LLC:
  75,000   8.50% due 10/1/21/ (1)/............      54,750
 125,000   7.63% due 5/1/06/ (1)/.............      18,375
  75,000   7.20% due 10/1/08/ (1)/............      91,875
 225,000 Mirant Corp.:
           8.30% due 5/1/11/ (1)/.............     164,250
         Mirant Mid-Atlantic, LLC:
  44,726   9.13% due 6/30/17/ (1)/............      43,410
  50,126   8.63% due 6/30/12/ (1)/............      48,477
  75,000 Mission Energy Holding Co.:
           13.50% due 7/15/08.................      42,000
  50,000 Pacific Gas & Electric Co.:
           10.00% due 11/1/05 *...............      51,000
  50,000 PG&E Corp.:
           6.88% due 7/15/08 *................      50,750
         Reliant Resources, Inc.:
 100,000   9.50% due 7/15/13 *................      92,000
 100,000   9.25% due 7/15/10 *................      93,000
 100,000 Tiverton/Rumford Power Assoc., Ltd.:
           9.00% due 7/15/18 *................      82,000
                                               -----------
                                                 1,801,012
                                               -----------
         UTILITIES - GAS, PIPELINE - 1.43%
 150,000 Dynegy-Roseton Danskammer:
           7.27% due 11/8/10..................     129,000
 100,000 El Paso Production Holding Co.:
           7.75% due 6/1/13 *.................      97,000
  50,000 Leviathan Gas Pipeline:
           10.38% due 6/1/09..................      56,125
  50,000 Southern Natural Gas Co.:
           8.88% due 3/15/10..................      52,750
 175,000 Transcontinental Gas Pipe Line Corp.:
           8.88% due 7/15/12..................     188,562
 125,000 Williams Cos., Inc.:
           8.63% due 6/1/10...................     130,000
                                               -----------
                                                   653,437
                                               -----------
         WATER SERVICES - 0.06%
  25,000 Companhia De Saneamento Basico:
           12.00% due 6/20/08 *...............      25,000
                                               -----------

   PAR                                         MARKET
  VALUE                                        VALUE
--------------------------------------------------------
           TOTAL CORPORATE BONDS
           (Cost $15,827,033)............... $16,087,624
                                             -----------
           FOREIGN GOVERNMENT BONDS - 24.99%
$  395,000 Australian Government:
             7.50% due 7/15/05..............     267,902
           Brazil Federative Republic:
   100,000   14.50% due 10/15/09............     117,000
   500,000   11.00% due 1/11/12.............     501,250
   500,000   11.00% due 8/17/40.............     455,000
   150,000   10.25% due 6/17/13.............     142,125
   763,474   8.00% due 4/15/14..............     688,501
   100,000   2.19% due 4/15/12/ (5)/........      80,250
   192,000   2.13% due 4/15/06/ (5)/........     186,067
   135,000 Federal Republic of Germany:
             4.50% due 8/18/06..............     154,705
           Government of Canada:
   338,000   5.75% due 9/1/06...............     259,015
   255,000   5.75% due 6/1/29...............     194,256
    96,000 Government of France:
             5.50% due 4/25/29..............     114,856
    40,000 Government of United Kingdom:
             6.25% due 11/25/10.............      69,643
   330,000 Kingdom of Belgium:
             4.25% due 9/28/13..............     362,317
   304,000 Kingdom of Spain:
             5.15% due 7/30/09..............     359,560
 2,100,000 Kingdom Of Sweden:
             5.00% due 1/28/09..............     260,146
   124,286 National Republic of Bulgaria:
             1.94% due 1/28/04/ (4)/........     119,780
   100,000 Republic of Chile:
             6.88% due 4/28/09..............     110,875
           Republic of Colombia:
    50,000   11.75% due 2/25/20.............      58,250
   150,000   10.75% due 1/15/13.............     168,375
    86,816   9.75% due 4/9/11...............      97,452
   400,000 Republic of Ecuador:
             6.00% due 8/15/30/ (3)/........     236,000
           Republic of El Salvador:
    25,000   8.25% due 4/10/32 *............      23,250
    50,000   7.75% due 1/24/23 *............      51,500
   214,000 Republic of Greece:
             4.65% due 4/19/07..............     246,058

  PAR                                           MARKET
 VALUE                                          VALUE
---------------------------------------------------------
         FOREIGN GOVERNMENT BONDS - Continued
$172,000 Republic of Italy:
           5.25% due 12/15/05................ $   199,280
 125,000 Republic of Panama:
           9.63% due 2/8/11..................     140,625
         Republic of Peru:
  20,000   9.88% due 2/6/15..................      22,000
 110,000   9.13% due 2/21/12.................     117,700
         Republic of Philippines:
 125,000   9.88% due 1/15/19.................     130,625
 275,000   9.00% due 2/15/13.................     284,969
 105,000 Republic of South Africa:
           7.38% due 4/25/12.................     114,450
         Republic of Turkey:
 100,000   11.88% due 1/15/30................     108,375
 260,000   11.75% due 6/15/10................     286,650
 150,000   11.00% due 1/14/13................     158,438
  22,000   10.50% due 1/13/08................      23,760
 428,569 Republic of Venezuela:
           1.88% due 12/18/07 /(5)/..........     383,569
         Russian Federation:
 950,000   8.25% due 3/31/10.................   1,051,175
 900,000   5.00% due 3/31/30.................     823,500
 200,000   3.00% due 5/14/08 /(3)/...........     175,000
         United Mexican States:
 450,000   8.38% due 1/14/11.................     517,950
 485,000   8.13% due 12/30/19................     521,375
 150,000   7.50% due 1/14/12.................     163,725
 540,000   6.63% due 3/3/15..................     537,300
 300,000   6.38% due 1/16/13.................     301,800
                                              -----------
                                               11,386,399
                                              -----------
         TOTAL FOREIGN GOVERNMENT BONDS
         (Cost $10,428,352).................. $11,386,399
                                              -----------
         UNITED STATES GOVERNMENT
         BONDS - 14.89%
         GOVERNMENT AGENCIES - 12.92%
         Federal Home Loan Mtg. Corp.:
  68,147   7.00% due 6/1/29..................      71,843
  33,016   6.50% due 7/1/29..................      34,233
 101,592   6.00% due 1/1/30..................     103,401
 969,805   6.00% due 2/1/32..................     985,288

--------------------------------------------------------------------------------

38
                                                                August 31, 2003
          STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                       MARKET
  VALUE                                      VALUE
------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
           Federal National Mtg. Assoc.:
$   93,172   8.50% due 8/1/31............. $   100,154
    67,079   7.50% due 3/1/32.............      71,299
   726,750   6.50% due 12/1/31............     752,221
   931,871   6.00% due 2/1/32.............     947,334
   208,922   5.50% due 1/1/29.............     209,359
    65,283   5.50% due 5/1/29.............      65,296
 2,500,000   4.75% due 3/15/04............   2,547,327
                                           -----------
                                             5,887,755
                                           -----------
           GOVERNMENT OBLIGATIONS - 1.97%
           United States Treasury Notes:
   378,000   6.88% due 5/15/06............     422,563
   399,000   5.00% due 2/15/11............      52,807
    50,000   5.00% due 8/15/11............     420,072
                                           -----------
                                               895,442
                                           -----------
           TOTAL UNITED STATES GOVERNMENT
           BONDS
           (Cost $6,626,004)..............   6,783,197
                                           -----------
 NUMBER
OF SHARES
-----------
           COMMON STOCK - 0.19%
           TELECOMMUNICATIONS - 0.19%
     9,654 Dobson Communications Corp.,
            Class A +
           (Cost $66,130).................      88,817
                                           -----------
           PREFERRED STOCK - 0.71%
           BROADCASTING - 0.29%
     1,100 Cablevision Systems Corp.:
             11.13%.......................     114,950
        25 Granite Broadcasting Corp.:
             12.75%.......................      18,750
                                           -----------
                                               133,700
                                           -----------
           RETAIL - 0.06%
         3 Rent-Way, Inc. /(2)/...........      25,000
                                           -----------

 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
-------------------------------------------------------------------
           TELECOMMUNICATIONS - 0.36%
       150 Dobson Communications Corp.:
             6.00%*/(2)/................................ $   30,900
           Rural Cellular Corp.:
        51   12.25% /(6)/...............................     26,392
       150   11.38%/ (6)/...............................    107,625
                                                         ----------
                                                            164,917
                                                         ----------
           TOTAL PREFERRED STOCK
           (Cost $256,644)..............................    323,617
                                                         ----------
           WARRANTS - 0.00%
           TELECOMMUNICATIONS - 0.00%
        50 GT Group Telecom, Inc. * + /(2)/
           (Cost $0)....................................          0
                                                         ----------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 4.39%
           COMMERCIAL PAPER - 4.39%
$2,000,000 Gannett, Inc.:
             1.00% due 9/4/03
             (Cost $1,999,833)..........................  1,999,833
                                                         ----------
           REPURCHASE AGREEMENTS - 17.84%
 6,441,000 Agreement with State Street Bank & Trust Co.,
            bearing interest at 0.92%, dated 8/29/03,
            to be repurchased 9/2/03 in the amount of
            $6,441,658 and collateralized by Student
            Loan Marketing Assn. Notes, bearing
            interest at 3.63%, due 9/30/04 and having
            an approximate value of $6,578,264..........  6,441,000
 1,688,000 Agreement with State Street Bank & Trust Co.,
            bearing interest at 0.92%, dated 8/29/03,
            to be repurchased 9/2/03 in the amount of
            $1,688,173 and collateralized by Federal
            National Mtg. Assn. Notes, bearing interest
            at 4.75%, due 6/28/04 and having an
            approximate value of $1,726,441.............  1,688,000
                                                         ----------

 PAR                                               MARKET
VALUE                                              VALUE
------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENTS
      (Cost $8,129,000)......................... $ 8,129,000
                                                 -----------
      TOTAL INVESTMENTS
      (Cost $43,332,996) - 98.32%...............  44,798,487
      Other assets less liabilities, net - 1.68%     766,565
                                                 -----------
      NET ASSETS - 100%......................... $45,565,052
                                                 -----------

  +Non-income producing
  *Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August
   31, 2003, the aggregate value of these securities was $3,275,214 representing 7.19% of net assets.
  /(1)/Bond in default
  /(2)/Fair valued security - See Note 2.
  /(3)/The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
  /(4)/Variable rate security - the rate reflected is as of August 31, 2003; maturity date reflects next reset date.
  /(5)/Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of August 31, 2003.
  /(6)/PIK ("Payment-in-kind") payment made with
       additional securities in lieu of cash.
  /(7)/Bond is in default and did not pay principal at maturity.

--------------------------------------------------------------------------------

                                                                             39
          STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2003



        OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                            Gross
             Contract To                                  Unrealized
               Deliver     In Exchange For Delivery Date Appreciation
           ----------------------------------------------------------
             SEK 2,240,000   USD 270,313      11/7/03      $ 3,365
           /*/USD  261,289   AUD 410,000      11/7/03        3,100
                                                           -------
                                                             6,465
                                                           -------

                                                            Gross
             Contract To                                  Unrealized
               Deliver     In Exchange For Delivery Date Depreciation
           ----------------------------------------------------------
           /*/AUD  410,000   USD 262,892      11/7/03      $(1,497)
              CAD  625,000   USD 442,118      11/7/03       (7,706)
                                                           -------
                                                            (9,203)
                                                           -------
           Net Unrealized Appreciation (Depreciation)      $(2,738)
                                                           =======

  /*/Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
  AUD- Australian Dollar
  CAD- Canadian Dollar
  SEK- Swedish Krona
  USD- United States Dollar



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

40
                                                                August 31, 2003
                      STATEMENTS OF ASSETS AND LIABILITIES



                                                              AGGRESSIVE               CONSERVATIVE
                                                                GROWTH      CAPITAL       GROWTH
                                                              LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND  HIGH YIELD
                                                                 FUND         FUND         FUND        FUND     BOND FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated)............. $         - $33,685,724  $         -  $59,700,592 $39,708,738
Long-term investments, at market** (affiliated)..............  28,619,705           -   27,644,528            -           -
Short-term investments (cost equals market)..................           -           -            -    5,999,863           -
Repurchase agreements (cost equals market)...................           -   1,527,000            -   10,759,000   3,233,000
Deposit with brokers for securities sold short...............           -           -            -            -     322,788
Cash.........................................................      21,129         869       22,044          157      31,530
Foreign cash +...............................................           -           -            -            -           -
Receivable for:
    Investments sold.........................................      11,960           -       35,767            -     290,589
    Trust shares sold........................................      27,726      44,341       18,783       91,368      45,245
    Dividends and interest...................................           -      31,036            -      476,254     852,736
    Expense reimbursements...................................      13,559      14,995       13,272       23,167      16,687
    Futures variation margin.................................           -           -            -            -           -
Unrealized appreciation on forward foreign currency contracts           -           -            -            -           -
Other assets.................................................         306       2,106          325        2,602       2,365
                                                              ----------- -----------  -----------  ----------- -----------
TOTAL ASSETS.................................................  28,694,385  35,306,071   27,734,719   77,053,003  44,503,678
                                                              ----------- -----------  -----------  ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................      33,636      90,080       27,269   13,376,824   1,856,195
    Securities sold short, at value#.........................           -           -            -            -     331,625
    Trust shares reacquired..................................       6,051       2,774       27,280       65,552     257,834
    Interest payable on securities sold short................           -           -            -            -      10,632
Payable to affiliates:
    Advisory fees............................................       2,350      15,961        2,288       26,491      24,240
    Shareholder services.....................................           -       7,255            -       13,246       8,657
    Administrative services..................................           -       2,031            -        3,709       2,424
    Transfer agency fees.....................................         151         304          152          303         110
Unrealized depreciation on forward foreign currency contracts           -           -            -            -           -
Accrued expenses and other liabilities.......................      25,012      35,219       25,513       47,943      25,947
                                                              ----------- -----------  -----------  ----------- -----------
TOTAL LIABILITIES............................................      67,200     153,624       82,502   13,534,068   2,517,664
                                                              ----------- -----------  -----------  ----------- -----------
NET ASSETS................................................... $28,627,185 $35,152,447  $27,652,217  $63,518,935 $41,986,014
                                                              ----------- -----------  -----------  ----------- -----------
--------
* Identified cost of investment securities (unaffiliated).... $         - $33,356,510  $         -  $60,263,720 $39,150,196
                                                              ----------- -----------  -----------  ----------- -----------
** Identified cost of investment securities (affiliated)..... $26,409,931 $         -  $26,001,843  $         - $         -
                                                              ----------- -----------  -----------  ----------- -----------
+ Identified cost of foreign cash............................ $         - $         -  $         -  $         - $         -
                                                              ----------- -----------  -----------  ----------- -----------
# Proceeds from securities sold short........................ $         - $         -  $         -  $         - $   317,250
                                                              ----------- -----------  -----------  ----------- -----------

                                                              INTERNATIONAL               MID CAP
                                                                GROWTH II   LARGE CAP     GROWTH
                                                                  FUND      VALUE FUND     FUND
---------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated).............  $41,450,741  $43,807,792 $42,755,146
Long-term investments, at market** (affiliated)..............            -            -           -
Short-term investments (cost equals market)..................            -    1,004,416           -
Repurchase agreements (cost equals market)...................      668,000            -     868,000
Deposit with brokers for securities sold short...............            -            -
Cash.........................................................      (47,090)         610         605
Foreign cash +...............................................      179,093            -      31,085
Receivable for:
    Investments sold.........................................      558,756      917,666     568,850
    Trust shares sold........................................       24,989       34,871      67,032
    Dividends and interest...................................      136,298       80,319       8,297
    Expense reimbursements...................................       36,333       17,528      25,148
    Futures variation margin.................................            -            -           -
Unrealized appreciation on forward foreign currency contracts            -            -           -
Other assets.................................................        2,159        2,028       2,012
                                                               -----------  ----------- -----------
TOTAL ASSETS.................................................   43,009,279   45,865,230  44,326,175
                                                               -----------  ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................      591,235      863,360     449,699
    Securities sold short, at value#.........................            -            -           -
    Trust shares reacquired..................................      130,935       49,202      15,915
    Interest payable on securities sold short................            -            -           -
Payable to affiliates:
    Advisory fees............................................       31,551       18,502      28,192
    Shareholder services.....................................        8,764        9,251       8,810
    Administrative services..................................        2,454        2,590       2,467
    Transfer agency fees.....................................          252          253         252
Unrealized depreciation on forward foreign currency contracts            -            -           -
Accrued expenses and other liabilities.......................       37,781       39,026      35,819
                                                               -----------  ----------- -----------
TOTAL LIABILITIES............................................      802,972      982,184     541,154
                                                               -----------  ----------- -----------
NET ASSETS...................................................  $42,206,307  $44,883,046 $43,785,021
                                                               -----------  ----------- -----------
--------
* Identified cost of investment securities (unaffiliated)....  $38,921,168  $40,447,403 $35,583,185
                                                               -----------  ----------- -----------
** Identified cost of investment securities (affiliated).....  $         -  $         - $         -
                                                               -----------  ----------- -----------
+ Identified cost of foreign cash............................  $   178,032  $         - $    31,784
                                                               -----------  ----------- -----------
# Proceeds from securities sold short........................  $         -  $         - $         -
                                                               -----------  ----------- -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             41
August 31, 2003
                STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED



                                                                                                    CONSERVATIVE
                                                                     AGGRESSIVE       CAPITAL          GROWTH
                                                                       GROWTH       APPRECIATION     LIFESTYLE
                                                                   LIFESTYLE FUND       FUND            FUND
-------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share...................... $       34,192  $       45,884  $       29,523
Additional paid In capital........................................     33,558,965      51,408,763      29,243,783
Undistributed net investment income (loss)........................          7,130               -          10,762
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short and foreign exchange
 transactions.....................................................     (7,182,876)    (16,631,414)     (3,274,536)
Unrealized appreciation (depreciation) of:
    Investments...................................................      2,209,774         329,214       1,642,685
    Securities sold short.........................................              -               -               -
    Futures contracts.............................................              -               -               -
    Foreign currency translations.................................              -               -               -
                                                                   --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................... $   28,627,185  $   35,152,447  $   27,652,217
                                                                   --------------  --------------  --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000
    Outstanding...................................................      3,419,198       4,588,390       2,952,309
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE........................................................ $         8.37  $         7.66  $         9.37
                                                                   --------------  --------------  --------------


                                                                      CORE BOND      HIGH YIELD    INTERNATIONAL
                                                                        FUND         BOND FUND     GROWTH II FUND
-------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share...................... $       63,363  $       54,333  $       46,537
Additional paid In capital........................................     62,467,120      43,486,580      49,920,790
Undistributed net investment income (loss)........................         79,281          97,022          45,000
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short and foreign exchange
 transactions.....................................................      1,472,299      (2,196,088)    (10,334,634)
Unrealized appreciation (depreciation) of:
    Investments...................................................       (563,128)        558,542       2,529,573
    Securities sold short.........................................              -         (14,375)              -
    Futures contracts.............................................              -               -               -
    Foreign currency translations.................................              -               -            (959)
                                                                   --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................... $   63,518,935  $   41,986,014  $   42,206,307
                                                                   --------------  --------------  --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000
    Outstanding...................................................      6,336,254       5,433,273       4,653,665
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE........................................................ $        10.02  $         7.73  $         9.07
                                                                   --------------  --------------  --------------


                                                                     LARGE CAP         MID CAP
                                                                     VALUE FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share...................... $       40,908  $       76,818
Additional paid In capital........................................     43,432,536      54,409,248
Undistributed net investment income (loss)........................         25,753          (4,433)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short and foreign exchange
 transactions.....................................................     (1,976,540)    (17,867,867)
Unrealized appreciation (depreciation) of:
    Investments...................................................      3,360,389       7,171,961
    Securities sold short.........................................              -               -
    Futures contracts.............................................              -               -
    Foreign currency translations.................................              -            (706)
                                                                   --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................... $   44,883,046  $   43,785,021
                                                                   --------------  --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)........................  1,000,000,000   1,000,000,000
    Outstanding...................................................      4,090,838       7,681,848
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE........................................................ $        10.97  $         5.70
                                                                   --------------  --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

42
                                                                August 31, 2003
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED



                                                                              MODERATE       MONEY
                                                                MID CAP        GROWTH      MARKET II   SMALL CAP  SMALL CAP
                                                               VALUE FUND  LIFESTYLE FUND    FUND     GROWTH FUND VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated)............. $131,514,810  $         -   $         - $41,403,215 $56,908,211
Long-term investments, at market** (affiliated)..............            -   47,670,366             -           -           -
Short-term investments (cost equals market)..................            -            -    72,678,053   2,676,939           -
Repurchase agreements (cost equals market)...................    3,815,000            -     4,441,000           -   1,839,000
Deposit with brokers for securities sold short...............            -            -             -           -           -
Cash.........................................................          996       28,327           444         925         587
Foreign cash +...............................................       49,426            -             -           -           -
Receivable for:
    Investments sold.........................................      849,227       54,911     2,914,062      63,690     183,114
    Trust shares sold........................................      259,472       23,863             -     291,623      76,507
    Dividends and interest...................................       86,472            -        21,793       8,074      73,514
    Expense reimbursements...................................       30,243       21,248        25,299      16,114      24,688
    Futures variation margin.................................            -            -             -           -           -
Unrealized appreciation on forward foreign currency contracts            -            -             -           -           -
Other assets.................................................       21,255       13,339         3,510       2,760       2,219
                                                              ------------  -----------   ----------- ----------- -----------
TOTAL ASSETS.................................................  136,626,901   47,812,054    80,084,161  44,463,340  59,107,840
                                                              ------------  -----------   ----------- ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................    1,211,936       55,816             -      74,498      82,503
    Securities sold short, at value#.........................            -            -             -           -           -
    Trust shares reacquired..................................       18,669       22,958       168,260      24,569       2,593
    Interest payable on securities sold short................            -            -             -           -           -
Payable to affiliates:
    Advisory fees............................................       81,060        3,942        16,651      29,458      35,120
    Shareholder services.....................................       27,220            -        16,651       8,664      11,874
    Administrative services..................................        7,621            -         4,662       2,426       3,325
    Transfer agency fees.....................................          303          151           101         303         253
Unrealized depreciation on forward foreign currency contracts            -            -             -           -           -
Accrued expenses and other liabilities.......................       90,511       37,637        79,533      33,032      49,333
                                                              ------------  -----------   ----------- ----------- -----------
TOTAL LIABILITIES............................................    1,437,320      120,504       285,858     172,950     185,001
                                                              ------------  -----------   ----------- ----------- -----------
NET ASSETS................................................... $135,189,581  $47,691,550   $79,798,303 $44,290,390 $58,922,839
                                                              ------------  -----------   ----------- ----------- -----------
--------
* Identified cost of investment securities (unaffiliated).... $116,471,610  $         -   $         - $36,398,230 $51,719,102
                                                              ------------  -----------   ----------- ----------- -----------
** Identified cost of investment securities (affiliated)..... $          -  $44,010,503   $         - $         - $         -
                                                              ------------  -----------   ----------- ----------- -----------
+ Identified cost of foreign cash............................ $     49,341  $         -   $         - $         - $         -
                                                              ------------  -----------   ----------- ----------- -----------
# Proceeds from securities sold short........................ $          -  $         -   $         - $         - $         -
                                                              ------------  -----------   ----------- ----------- -----------

                                                               SOCIALLY
                                                              RESPONSIBLE  STRATEGIC
                                                                 FUND      BOND FUND
-------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated)............. $10,686,434 $34,669,654
Long-term investments, at market** (affiliated)..............      67,254           -
Short-term investments (cost equals market)..................      94,934   1,999,833
Repurchase agreements (cost equals market)...................   1,426,000   8,129,000
Deposit with brokers for securities sold short...............           -           -
Cash.........................................................         834      18,885
Foreign cash +...............................................           -       6,679
Receivable for:
    Investments sold.........................................     101,545     160,131
    Trust shares sold........................................       7,939     203,296
    Dividends and interest...................................      12,989     639,404
    Expense reimbursements...................................       9,140      24,088
    Futures variation margin.................................      10,410           -
Unrealized appreciation on forward foreign currency contracts           -       6,465
Other assets.................................................       1,430       1,266
                                                              ----------- -----------
TOTAL ASSETS.................................................  12,418,909  45,858,701
                                                              ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................           -     191,419
    Securities sold short, at value#.........................           -           -
    Trust shares reacquired..................................      16,057      12,760
    Interest payable on securities sold short................           -           -
Payable to affiliates:
    Advisory fees............................................       2,569      22,607
    Shareholder services.....................................       2,569       9,419
    Administrative services..................................         719       2,637
    Transfer agency fees.....................................         102           -
Unrealized depreciation on forward foreign currency contracts           -       9,203
Accrued expenses and other liabilities.......................      16,493      45,604
                                                              ----------- -----------
TOTAL LIABILITIES............................................      38,509     293,649
                                                              ----------- -----------
NET ASSETS................................................... $12,380,400 $45,565,052
                                                              ----------- -----------
--------
* Identified cost of investment securities (unaffiliated).... $10,869,438 $33,204,163
                                                              ----------- -----------
** Identified cost of investment securities (affiliated)..... $    77,613 $         -
                                                              ----------- -----------
+ Identified cost of foreign cash............................ $         - $     6,768
                                                              ----------- -----------
# Proceeds from securities sold short........................ $         - $         -
                                                              ----------- -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             43
               STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
August 31, 2003



                                                                                                         MODERATE
                                                                                         MID CAP          GROWTH
                                                                                        VALUE FUND    LIFESTYLE FUND
----------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share......................................... $       95,868  $       48,650
Additional paid In capital...........................................................    124,046,352      51,909,359
Undistributed net investment income (loss)...........................................         (2,003)         12,397
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................     (3,993,241)     (7,938,719)
Unrealized appreciation (depreciation) of:
    Investments......................................................................     15,043,200       3,659,863
    Securities sold short............................................................              -               -
    Futures contracts................................................................              -               -
    Foreign currency translations....................................................           (595)              -
                                                                                      --------------  --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................................... $  135,189,581  $   47,691,550
                                                                                      --------------  --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)...........................................  1,000,000,000   1,000,000,000
    Outstanding......................................................................      9,586,804       4,864,951
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................... $        14.10  $         9.80
                                                                                      --------------  --------------

                                                                                          MONEY
                                                                                        MARKET II       SMALL CAP
                                                                                          FUND         GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share......................................... $      797,983 $       45,651
Additional paid In capital...........................................................     79,000,320     55,763,673
Undistributed net investment income (loss)...........................................              -              -
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................              -    (16,523,919)
Unrealized appreciation (depreciation) of:
    Investments......................................................................              -      5,004,985
    Securities sold short............................................................              -              -
    Futures contracts................................................................              -              -
    Foreign currency translations....................................................              -              -
                                                                                      -------------- --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................................... $   79,798,303 $   44,290,390
                                                                                      -------------- --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)...........................................  1,000,000,000  1,000,000,000
    Outstanding......................................................................     79,798,303      4,565,068
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................... $         1.00 $         9.70
                                                                                      -------------- --------------

                                                                                                         SOCIALLY
                                                                                        SMALL CAP       RESPONSIBLE
                                                                                        VALUE FUND         FUND
----------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share......................................... $       50,355  $       13,137
Additional paid In capital...........................................................     56,771,743      14,713,115
Undistributed net investment income (loss)...........................................         21,591          30,345
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................     (3,109,959)     (2,189,365)
Unrealized appreciation (depreciation) of:
    Investments......................................................................      5,189,109        (193,363)
    Securities sold short............................................................              -               -
    Futures contracts................................................................              -           6,531
    Foreign currency translations....................................................              -               -
                                                                                      --------------  --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................................... $   58,922,839  $   12,380,400
                                                                                      --------------  --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)...........................................  1,000,000,000   1,000,000,000
    Outstanding......................................................................      5,035,481       1,313,674
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................... $        11.70  $         9.42
                                                                                      --------------  --------------

                                                                                         STRATEGIC
                                                                                         BOND FUND
-----------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share......................................... $       44,311
Additional paid In capital...........................................................     43,626,940
Undistributed net investment income (loss)...........................................        191,771
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................        240,010
Unrealized appreciation (depreciation) of:
    Investments......................................................................      1,465,491
    Securities sold short............................................................              -
    Futures contracts................................................................              -
    Foreign currency translations....................................................         (3,471)
                                                                                      --------------
    NET ASSETS APPLICABLE TO SHARES OUTSTANDING...................................... $   45,565,052
                                                                                      --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)...........................................  1,000,000,000
    Outstanding......................................................................      4,431,133
    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................... $        10.28
                                                                                      --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

44
                                             For the Year Ended August 31, 2003
                           STATEMENTS OF OPERATIONS



                                                                               AGGRESSIVE                CONSERVATIVE
                                                                                 GROWTH       CAPITAL       GROWTH
                                                                               LIFESTYLE    APPRECIATION  LIFESTYLE
                                                                                  FUND          FUND         FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................................... $          -  $   220,298  $         -
Dividends (affiliated).......................................................      230,750            -      576,138
Interest (unaffiliated)......................................................            -       19,606            -
                                                                              ------------  -----------  -----------
  Total investment income*...................................................      230,750      239,904      576,138
                                                                              ------------  -----------  -----------
EXPENSES:
Advisory fees................................................................       22,635      160,303       22,939
Custodian fees...............................................................        8,001       47,856        8,001
Shareholder service fees.....................................................            -       72,865            -
Audit fees and tax services fees.............................................        5,905        5,527        5,889
Legal fees...................................................................        1,946        5,360        1,953
Administrative services......................................................            -       20,402            -
Trustees' fees and expenses..................................................       17,524       26,722       18,126
Reports to shareholders......................................................       19,508       25,378       20,024
Transfer agency fees.........................................................        1,250        3,349        1,251
Interest expense on securities sold short....................................            -            -            -
Miscellaneous................................................................          702        9,202          624
                                                                              ------------  -----------  -----------
  Total expenses.............................................................       77,471      376,964       78,807
  Expense reimbursements.....................................................      (54,836)    (129,224)     (55,868)
  Fees paid indirectly (Note 6)..............................................            -            -            -
                                                                              ------------  -----------  -----------
  Net expenses...............................................................       22,635      247,740       22,939
                                                                              ------------  -----------  -----------
NET INVESTMENT INCOME (LOSS).................................................      208,115       (7,836)     553,199
                                                                              ------------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated).................................................            -   (4,904,594)           -
  Investments (affiliated)...................................................  (2,368,674)            -   (1,018,023)
  Futures contracts..........................................................            -            -            -
  Foreign currency transactions..............................................            -            -            -
  Net increase from payments by affiliates (Note 3)..........................            -            -            -
                                                                              ------------  -----------  -----------
                                                                                (2,368,674)  (4,904,594)  (1,018,023)
                                                                              ------------  -----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated).................................................            -    9,206,092            -
  Investments (affiliated)...................................................    5,507,178            -    2,717,921
  Futures contracts..........................................................            -            -            -
  Foreign currency translations..............................................            -            -            -
  Securities sold short......................................................            -            -            -
                                                                              ------------  -----------  -----------
                                                                                 5,507,178    9,206,092    2,717,921
                                                                              ------------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies    3,138,504    4,301,498    1,699,898
                                                                              ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................. $  3,346,619  $ 4,293,662  $ 2,253,097
                                                                              ------------  -----------  -----------
* Net of foreign withholding taxes on dividends and interest of.............. $          -  $        55  $         -
                                                                              ------------  -----------  -----------

                                                                                                       INTERNATIONAL
                                                                               CORE BOND   HIGH YIELD    GROWTH II    LARGE CAP
                                                                                 FUND      BOND FUND       FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................................... $        75  $   62,469   $   781,788  $   712,164
Dividends (affiliated).......................................................           -           -             -            -
Interest (unaffiliated)......................................................   2,072,534   2,979,735        11,680        8,183
                                                                              -----------  ----------   -----------  -----------
  Total investment income*...................................................   2,072,609   3,042,204       793,468      720,347
                                                                              -----------  ----------   -----------  -----------
EXPENSES:
Advisory fees................................................................     265,970     199,337       303,736      172,268
Custodian fees...............................................................      47,980      47,456        72,913       47,935
Shareholder service fees.....................................................     132,985      71,192        84,371       86,134
Audit fees and tax services fees.............................................       6,690       5,699        15,873        6,006
Legal fees...................................................................       9,351       5,080         6,223        6,212
Administrative services......................................................      37,236      19,934        23,624       24,117
Trustees' fees and expenses..................................................      46,378      20,477        29,976       29,602
Reports to shareholders......................................................      42,064      19,959        27,363       26,932
Transfer agency fees.........................................................       3,349       3,109         2,790        2,791
Interest expense on securities sold short....................................           -      11,064             -            -
Miscellaneous................................................................       5,483       2,432         8,612        9,245
                                                                              -----------  ----------   -----------  -----------
  Total expenses.............................................................     597,486     405,739       575,481      411,242
  Expense reimbursements.....................................................    (187,892)   (123,819)     (233,206)    (132,168)
  Fees paid indirectly (Note 6)..............................................           -           -             -            -
                                                                              -----------  ----------   -----------  -----------
  Net expenses...............................................................     409,594     281,920       342,275      279,074
                                                                              -----------  ----------   -----------  -----------
NET INVESTMENT INCOME (LOSS).................................................   1,663,015   2,760,284       451,193      441,273
                                                                              -----------  ----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated).................................................   2,080,193     763,989    (3,739,918)  (1,040,758)
  Investments (affiliated)...................................................           -           -             -            -
  Futures contracts..........................................................           -           -             -            -
  Foreign currency transactions..............................................           -           -          (214)           -
  Net increase from payments by affiliates (Note 3)..........................           -           -             -            -
                                                                              -----------  ----------   -----------  -----------
                                                                                2,080,193     763,989    (3,740,132)  (1,040,758)
                                                                              -----------  ----------   -----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated).................................................  (1,882,030)  2,615,907     6,172,611    4,323,877
  Investments (affiliated)...................................................           -           -             -            -
  Futures contracts..........................................................           -           -             -            -
  Foreign currency translations..............................................           -           -        (2,193)           -
  Securities sold short......................................................           -     (14,125)            -            -
                                                                              -----------  ----------   -----------  -----------
                                                                               (1,882,030)  2,601,782     6,170,418    4,323,877
                                                                              -----------  ----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies     198,163   3,365,771     2,430,286    3,283,119
                                                                              -----------  ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................. $ 1,861,178  $6,126,055   $ 2,881,479  $ 3,724,392
                                                                              -----------  ----------   -----------  -----------
* Net of foreign withholding taxes on dividends and interest of.............. $     1,288  $    1,467   $    97,060  $         -
                                                                              -----------  ----------   -----------  -----------

                                                                                MID CAP
                                                                                GROWTH
                                                                                 FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................................... $   117,254
Dividends (affiliated).......................................................           -
Interest (unaffiliated)......................................................      21,878
                                                                              -----------
  Total investment income*...................................................     139,132
                                                                              -----------
EXPENSES:
Advisory fees................................................................     252,716
Custodian fees...............................................................      47,940
Shareholder service fees.....................................................      78,974
Audit fees and tax services fees.............................................       5,825
Legal fees...................................................................       5,635
Administrative services......................................................      22,113
Trustees' fees and expenses..................................................      27,306
Reports to shareholders......................................................      25,609
Transfer agency fees.........................................................       2,790
Interest expense on securities sold short....................................           -
Miscellaneous................................................................       8,939
                                                                              -----------
  Total expenses.............................................................     477,847
  Expense reimbursements.....................................................    (209,335)
  Fees paid indirectly (Note 6)..............................................           -
                                                                              -----------
  Net expenses...............................................................     268,512
                                                                              -----------
NET INVESTMENT INCOME (LOSS).................................................    (129,380)
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated).................................................  (2,664,757)
  Investments (affiliated)...................................................           -
  Futures contracts..........................................................           -
  Foreign currency transactions..............................................      (4,433)
  Net increase from payments by affiliates (Note 3)..........................           -
                                                                              -----------
                                                                               (2,669,190)
                                                                              -----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated).................................................  11,664,050
  Investments (affiliated)...................................................           -
  Futures contracts..........................................................           -
  Foreign currency translations..............................................        (709)
  Securities sold short......................................................           -
                                                                              -----------
                                                                               11,663,341
                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies   8,994,151
                                                                              -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................. $ 8,864,771
                                                                              -----------
* Net of foreign withholding taxes on dividends and interest of.............. $     2,274
                                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             45
                    STATEMENTS OF OPERATIONS - CONTINUED
For the Year Ended August 31, 2003



                                                                                            MODERATE
                                                                                             GROWTH        MONEY     SMALL CAP
                                                                                MID CAP     LIFESTYLE    MARKET II    GROWTH
                                                                               VALUE FUND     FUND         FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................................... $ 1,141,756  $         -  $       79  $   133,672
Dividends (affiliated).......................................................           -      794,863           -            -
Interest (unaffiliated)......................................................      35,170            -   1,084,524       19,479
                                                                              -----------  -----------  ----------  -----------
  Total investment income*...................................................   1,176,926      794,863   1,084,603      153,151
                                                                              -----------  -----------  ----------  -----------
EXPENSES:
Advisory fees................................................................     762,003       39,050     196,844      258,990
Custodian fees...............................................................      48,872        8,001      48,882       47,804
Shareholder service fees.....................................................     254,567            -     196,844       76,174
Audit fees and tax services fees.............................................       7,965        6,648       7,300        5,343
Legal fees...................................................................      18,794        3,342      14,713        5,396
Administrative services......................................................      71,279           --      55,116       21,328
Trustees' fees and expenses..................................................      90,978       30,492      74,917       26,504
Reports to shareholders......................................................      80,979       33,944      67,560       25,091
Transfer agency fees.........................................................       3,349        1,250       1,117        3,349
Interest expense on securities sold short....................................           -            -           -            -
Miscellaneous................................................................       5,412          800       2,998        6,896
                                                                              -----------  -----------  ----------  -----------
Total expenses...............................................................   1,344,198      123,527     666,291      476,875
Expense reimbursements.......................................................    (275,017)     (84,476)   (225,360)    (123,429)
Fees paid indirectly (Note 6)................................................     (38,000)           -           -            -
                                                                              -----------  -----------  ----------  -----------
Net expenses.................................................................   1,031,181       39,051     440,931      353,446
                                                                              -----------  -----------  ----------  -----------
NET INVESTMENT INCOME (LOSS).................................................     145,745      755,812     643,672     (200,295)
                                                                              -----------  -----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated).................................................  (1,391,127)           -           -   (4,265,473)
  Investments (affiliated)...................................................           -   (2,774,285)          -            -
  Futures contracts..........................................................           -            -           -            -
  Foreign currency transactions..............................................      (2,203)           -           -           40
Net increase from payments by affiliates (Note 3)............................           -            -           -            -
                                                                              -----------  -----------  ----------  -----------
                                                                               (1,393,330)  (2,774,285)          -   (4,265,433)
                                                                              -----------  -----------  ----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated).................................................  23,565,797            -           -   14,419,025
  Investments (affiliated)...................................................           -    6,801,970           -            -
  Futures contracts..........................................................           -            -           -            -
  Forward currency contracts.................................................           -            -           -            -
  Foreign currency translations..............................................        (660)           -           -            -
  Securities sold short......................................................           -            -           -            -
                                                                              -----------  -----------  ----------  -----------
                                                                               23,565,137    6,801,970           -   14,419,025
                                                                              -----------  -----------  ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies  22,171,807    4,027,685           -   10,153,592
                                                                              -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................. $22,317,552  $ 4,783,497  $  643,672  $ 9,953,297
                                                                              -----------  -----------  ----------  -----------
* Net of foreign withholding taxes on dividends and interest of.............. $    30,050  $         -  $        -  $     1,768
                                                                              -----------  -----------  ----------  -----------

                                                                                            SOCIALLY
                                                                               SMALL CAP   RESPONSIBLE   STRATEGIC
                                                                               VALUE FUND     FUND       BOND FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................................... $   741,601  $   163,322  $   27,786
Dividends (affiliated).......................................................           -          228           -
Interest (unaffiliated)......................................................      17,939       11,449   2,563,449
                                                                              -----------  -----------  ----------
  Total investment income*...................................................     759,540      174,999   2,591,235
                                                                              -----------  -----------  ----------
EXPENSES:
Advisory fees................................................................     340,630       26,232     202,136
Custodian fees...............................................................      47,916       47,994     133,767
Shareholder service fees.....................................................     113,816       26,232      84,477
Audit fees and tax services fees.............................................       6,883        4,764       5,799
Legal fees...................................................................       8,633        1,950       6,119
Administrative services......................................................      31,868        7,345      23,603
Trustees' fees and expenses..................................................      42,542        9,781      27,298
Reports to shareholders......................................................      34,695        9,191      24,745
Transfer agency fees.........................................................       2,791        1,117       2,232
Interest expense on securities sold short....................................           -            -           -
Miscellaneous................................................................       9,730        1,572       2,173
                                                                              -----------  -----------  ----------
Total expenses...............................................................     639,504      136,178     512,349
Expense reimbursements.......................................................    (207,004)     (77,417)   (212,247)
Fees paid indirectly (Note 6)................................................           -            -           -
                                                                              -----------  -----------  ----------
Net expenses.................................................................     432,500       58,761     300,102
                                                                              -----------  -----------  ----------
NET INVESTMENT INCOME (LOSS).................................................     327,040      116,238   2,291,133
                                                                              -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated).................................................  (2,490,647)  (1,345,161)  1,186,942
  Investments (affiliated)...................................................           -         (305)          -
  Futures contracts..........................................................           -       (3,395)          -
  Foreign currency transactions..............................................           -            -      28,041
Net increase from payments by affiliates (Note 3)............................           -          305           -
                                                                              -----------  -----------  ----------
                                                                               (2,490,647)  (1,348,556)  1,214,983
                                                                              -----------  -----------  ----------
Net unrealized appreciation (depreciation) on:
  Investments (unaffiliated).................................................  11,481,647    2,508,654   1,775,860
  Investments (affiliated)...................................................           -       (2,882)          -
  Futures contracts..........................................................           -       84,250           -
  Forward currency contracts.................................................           -            -           -
  Foreign currency translations..............................................           -            -      (3,775)
  Securities sold short......................................................           -            -           -
                                                                              -----------  -----------  ----------
                                                                               11,481,647    2,590,022   1,772,085
                                                                              -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies   8,991,000    1,241,466   2,987,068
                                                                              -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................. $ 9,318,040  $ 1,357,704  $5,278,201
                                                                              -----------  -----------  ----------
* Net of foreign withholding taxes on dividends and interest of.............. $            $        72  $    6,464
                                                                              -----------  -----------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

46
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AGGRESSIVE
                                                                      GROWTH
                                                                  LIFESTYLE FUND       CAPITAL APPRECIATION FUND
                                                            -------------------------  -------------------------
                                                               For the Fiscal Year        For the Fiscal Year
                                                                 Ended August 31,           Ended August 31,
                                                            -------------------------  -------------------------
                                                                2003          2002         2003          2002
                                                            ------------  -----------  ------------  -----------
OPERATIONS:
Net investment income (loss)............................... $    208,115  $   130,514  $     (7,836) $   (28,265)
Net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign currencies..............   (2,368,674)  (2,399,573)   (4,904,594)  (6,781,732)
Capital gain distributions from underlying funds...........            -      111,281             -            -
Net unrealized appreciation (depreciation) on investments,
 futures contracts, securities sold short and foreign
 currencies................................................    5,507,178   (1,226,505)    9,206,092   (2,384,978)
                                                            ------------  -----------  ------------  -----------
 Increase (decrease) in net assets resulting from
 operations................................................    3,346,619   (3,384,283)    4,293,662   (9,194,975)
                                                            ------------  -----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................     (210,024)    (213,928)      (15,000)        (325)
Net realized gain on securities............................            -            -             -            -
                                                            ------------  -----------  ------------  -----------
 Decrease in net assets resulting from distributions to
 shareholders..............................................     (210,024)    (213,928)      (15,000)        (325)
                                                            ------------  -----------  ------------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   21,640,948    6,356,299    15,419,910   15,422,787
Reinvestment of distributions..............................      210,024      213,928        15,000          325
Cost of shares reacquired..................................  (16,882,437)  (1,299,995)  (11,967,390)  (9,218,357)
                                                            ------------  -----------  ------------  -----------
  Increase (decrease) in net assets resulting from trust
   share transactions......................................    4,968,535    5,270,232     3,467,520    6,204,755
                                                            ------------  -----------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................    8,105,130    1,672,021     7,746,182   (2,990,545)
NET ASSETS:
Beginning of period........................................   20,522,055   18,850,034    27,406,265   30,396,810
                                                            ------------  -----------  ------------  -----------
End of period.............................................. $ 28,627,185  $20,522,055  $ 35,152,447  $27,406,265
                                                            ------------  -----------  ------------  -----------
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $      7,130  $     9,039  $          -  $       (18)
                                                            ------------  -----------  ------------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................    2,965,863      762,908     2,285,673    1,941,426
Issued for distributions reinvested........................       27,487       25,270         2,358           35
Reacquired.................................................   (2,337,348)    (161,377)   (1,781,537)  (1,194,619)
                                                            ------------  -----------  ------------  -----------
 Increase (decrease) in trust shares outstanding...........      656,002      626,801       506,494      746,842
Trust shares outstanding:
 Beginning of period.......................................    2,763,196    2,136,395     4,081,896    3,335,054
                                                            ------------  -----------  ------------  -----------
 End of period.............................................    3,419,198    2,763,196     4,588,390    4,081,896
                                                            ------------  -----------  ------------  -----------

                                                               CONSERVATIVE GROWTH
                                                                  LIFESTYLE FUND             CORE BOND FUND
                                                            -------------------------  --------------------------
                                                               For the Fiscal Year         For the Fiscal Year
                                                                 Ended August 31,           Ended August 31,
                                                            -------------------------  --------------------------
                                                                2003          2002         2003          2002
                                                            ------------  -----------  ------------  ------------
OPERATIONS:
Net investment income (loss)............................... $    553,199  $   618,908  $  1,663,015  $  1,874,394
Net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign currencies..............   (1,018,023)  (1,049,874)    2,080,193      (259,986)
Capital gain distributions from underlying funds...........            -      120,028             -             -
Net unrealized appreciation (depreciation) on investments,
 futures contracts, securities sold short and foreign
 currencies................................................    2,717,921     (624,895)   (1,882,030)      657,374
                                                            ------------  -----------  ------------  ------------
 Increase (decrease) in net assets resulting from
 operations................................................    2,253,097     (935,833)    1,861,178     2,271,782
                                                            ------------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................     (555,753)    (720,202)   (1,772,964)   (1,877,947)
Net realized gain on securities............................            -            -             -      (239,854)
                                                            ------------  -----------  ------------  ------------
 Decrease in net assets resulting from distributions to
 shareholders..............................................     (555,753)    (720,202)   (1,772,964)   (2,117,801)
                                                            ------------  -----------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   19,290,638    5,921,459    58,493,116    29,708,223
Reinvestment of distributions..............................      555,753      720,202     1,772,964     2,117,801
Cost of shares reacquired..................................  (14,732,772)  (3,671,822)  (39,403,114)  (21,662,468)
                                                            ------------  -----------  ------------  ------------
  Increase (decrease) in net assets resulting from trust
   share transactions......................................    5,113,619    2,969,839    20,862,966    10,163,556
                                                            ------------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................    6,810,963    1,313,804    20,951,180    10,317,537
NET ASSETS:
Beginning of period........................................   20,841,254   19,527,450    42,567,755    32,250,218
                                                            ------------  -----------  ------------  ------------
End of period.............................................. $ 27,652,217  $20,841,254  $ 63,518,935  $ 42,567,755
                                                            ------------  -----------  ------------  ------------
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $     10,762  $    13,316  $     79,281  $          -
                                                            ------------  -----------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................    2,188,411      653,650     5,748,688     3,002,124
Issued for distributions reinvested........................       61,966       78,187       175,237       215,165
Reacquired.................................................   (1,684,195)    (407,580)   (3,867,618)   (2,190,901)
                                                            ------------  -----------  ------------  ------------
 Increase (decrease) in trust shares outstanding...........      566,182      324,257     2,056,307     1,026,388
Trust shares outstanding:
 Beginning of period.......................................    2,386,127    2,061,870     4,279,947     3,253,559
                                                            ------------  -----------  ------------  ------------
 End of period.............................................    2,952,309    2,386,127     6,336,254     4,279,947
                                                            ------------  -----------  ------------  ------------


                                                               HIGH YIELD BOND FUND
                                                            -------------------------
                                                               For the Fiscal Year
                                                                 Ended August 31,
                                                            -------------------------
                                                                2003          2002
                                                            ------------  -----------
OPERATIONS:
Net investment income (loss)............................... $  2,760,284  $ 1,817,759
Net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign currencies..............      763,989   (1,644,023)
Capital gain distributions from underlying funds...........            -            -
Net unrealized appreciation (depreciation) on investments,
 futures contracts, securities sold short and foreign
 currencies................................................    2,601,782   (1,756,632)
                                                            ------------  -----------
 Increase (decrease) in net assets resulting from
 operations................................................    6,126,055   (1,582,896)
                                                            ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................   (2,710,856)  (1,800,215)
Net realized gain on securities............................            -            -
                                                            ------------  -----------
 Decrease in net assets resulting from distributions to
 shareholders..............................................   (2,710,856)  (1,800,215)
                                                            ------------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   63,564,855    8,948,459
Reinvestment of distributions..............................    2,710,856    1,800,215
Cost of shares reacquired..................................  (46,731,169)  (5,440,976)
                                                            ------------  -----------
  Increase (decrease) in net assets resulting from trust
   share transactions......................................   19,544,542    5,307,698
                                                            ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................   22,959,741    1,924,587
NET ASSETS:
Beginning of period........................................   19,026,273   17,101,686
                                                            ------------  -----------
End of period.............................................. $ 41,986,014  $19,026,273
                                                            ------------  -----------
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $     97,022  $    31,617
                                                            ------------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................    8,454,739    1,162,727
Issued for distributions reinvested........................      367,969      240,318
Reacquired.................................................   (6,178,146)    (709,455)
                                                            ------------  -----------
 Increase (decrease) in trust shares outstanding...........    2,644,562      693,590
Trust shares outstanding:
 Beginning of period.......................................    2,788,711    2,095,121
                                                            ------------  -----------
 End of period.............................................    5,433,273    2,788,711
                                                            ------------  -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             47
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                           INTERNATIONAL
                                                          GROWTH II FUND           LARGE CAP VALUE FUND
                                                    --------------------------  -------------------------
                                                        For the Fiscal Year        For the Fiscal Year
                                                         Ended August 31,            Ended August 31,
                                                    --------------------------  -------------------------
                                                        2003          2002          2003          2002
                                                    ------------  ------------  ------------  -----------
OPERATIONS:
Net investment income (loss)....................... $    451,193  $    232,666  $    441,273  $   244,017
Net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign
 currencies........................................   (3,740,132)   (4,651,109)   (1,040,758)    (770,532)
Capital gain distributions from underlying funds...            -             -             -            -
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................    6,170,418       790,327     4,323,877   (1,435,140)

                                                    ------------  ------------  ------------  -----------
  Increase (decrease) in net assets resulting from
   operations......................................    2,881,479    (3,628,116)    3,724,392   (1,961,655)

                                                    ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................     (469,933)      (43,693)     (420,981)    (239,190)
Net realized gain on securities....................            -             -             -            -

                                                    ------------  ------------  ------------  -----------
    Decrease in net assets resulting from
     distributions to shareholders.................     (469,933)      (43,693)     (420,981)    (239,190)

                                                    ------------  ------------  ------------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   56,895,584    40,170,315    30,554,582   17,820,931
Reinvestment of distributions......................      469,933        43,693       420,981      239,190
Cost of shares reacquired..........................  (47,685,126)  (34,785,203)  (17,426,122)  (8,310,808)

                                                    ------------  ------------  ------------  -----------
  Increase (decrease) in net assets resulting from
   trust share transactions........................    9,680,391     5,428,805    13,549,441    9,749,313

                                                    ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   12,091,937     1,756,996    16,852,852    7,548,468
NET ASSETS:
Beginning of period................................   30,114,370    28,357,374    28,030,194   20,481,726

                                                    ------------  ------------  ------------  -----------
End of period...................................... $ 42,206,307  $ 30,114,370  $ 44,883,046  $28,030,194
                                                    ------------  ------------  ------------  -----------
Undistributed net investment income (loss) included
 in net assets at the end of the period............ $     45,000  $     63,953  $     25,753  $     4,992
                                                    ------------  ------------  ------------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    6,779,221     4,245,759     3,075,002    1,653,322
Issued for distributions reinvested................       53,795         4,364        41,049       22,030
Reacquired.........................................   (5,653,002)   (3,620,463)   (1,768,085)    (778,417)

                                                    ------------  ------------  ------------  -----------
  Increase (decrease) in trust shares outstanding..    1,180,014       629,660     1,347,966      896,935
Trust shares outstanding:
  Beginning of period..............................    3,473,651     2,843,991     2,742,872    1,845,937

                                                    ------------  ------------  ------------  -----------
  End of period....................................    4,653,665     3,473,651     4,090,838    2,742,872

                                                    ------------  ------------  ------------  -----------

                                                        MID CAP GROWTH FUND         MID CAP VALUE FUND
                                                    --------------------------  --------------------------
                                                        For the Fiscal Year         For the Fiscal Year
                                                         Ended August 31,            Ended August 31,
                                                    --------------------------  --------------------------
                                                        2003          2002          2003          2002
                                                    ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)....................... $   (129,380) $   (124,382) $    145,745  $    296,885
Net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign
 currencies........................................   (2,669,190)  (11,012,675)   (1,393,330)   (2,394,220)
Capital gain distributions from underlying funds...            -             -             -             -
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................   11,663,341     1,927,403    23,565,137    (9,044,584)

                                                    ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations......................................    8,864,771    (9,209,654)   22,317,552   (11,141,919)

                                                    ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................            -             -      (233,002)     (245,275)
Net realized gain on securities....................            -             -             -    (2,423,617)

                                                    ------------  ------------  ------------  ------------
    Decrease in net assets resulting from
     distributions to shareholders.................            -             -      (233,002)   (2,668,892)

                                                    ------------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   26,683,279    15,926,216    66,406,586    45,838,614
Reinvestment of distributions......................            -             -       233,002     2,668,892
Cost of shares reacquired..........................  (17,289,783)   (4,466,415)  (46,779,351)   (8,911,415)

                                                    ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions........................    9,393,496    11,459,801    19,860,237    39,596,091

                                                    ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   18,258,267     2,250,147    41,944,787    25,785,280
NET ASSETS:
Beginning of period................................   25,526,754    23,276,607    93,244,794    67,459,514

                                                    ------------  ------------  ------------  ------------
End of period...................................... $ 43,785,021  $ 25,526,754  $135,189,581  $ 93,244,794
                                                    ------------  ------------  ------------  ------------
Undistributed net investment income (loss) included
 in net assets at the end of the period............ $     (4,433) $       (834) $     (2,003) $     55,407
                                                    ------------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    5,664,363     2,812,734     5,760,943     3,464,812
Issued for distributions reinvested................            -             -        19,492       206,115
Reacquired.........................................   (3,727,714)     (821,052)   (4,130,864)     (714,439)

                                                    ------------  ------------  ------------  ------------
  Increase (decrease) in trust shares outstanding..    1,936,649     1,991,682     1,649,571     2,956,488
Trust shares outstanding:
  Beginning of period..............................    5,745,199     3,753,517     7,937,233     4,980,745

                                                    ------------  ------------  ------------  ------------
  End of period....................................    7,681,848     5,745,199     9,586,804     7,937,233

                                                    ------------  ------------  ------------  ------------

                                                         MODERATE GROWTH
                                                          LIFESTYLE FUND
                                                    -------------------------
                                                       For the Fiscal Year
                                                         Ended August 31,
                                                    -------------------------
                                                        2003          2002
                                                    ------------  -----------
OPERATIONS:
Net investment income (loss)....................... $    755,812  $   730,217
Net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign
 currencies........................................   (2,774,285)  (2,606,986)
Capital gain distributions from underlying funds...            -      220,842
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................    6,801,970   (1,412,908)

                                                    ------------  -----------
  Increase (decrease) in net assets resulting from
   operations......................................    4,783,497   (3,068,835)

                                                    ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................     (761,188)    (903,982)
Net realized gain on securities....................            -         (574)

                                                    ------------  -----------
    Decrease in net assets resulting from
     distributions to shareholders.................     (761,188)    (904,556)

                                                    ------------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   35,978,063   10,350,948
Reinvestment of distributions......................      761,188      904,556
Cost of shares reacquired..........................  (28,817,032)  (3,528,218)

                                                    ------------  -----------
  Increase (decrease) in net assets resulting from
   trust share transactions........................    7,922,219    7,727,286

                                                    ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   11,944,528    3,753,895
NET ASSETS:
Beginning of period................................   35,747,022   31,993,127

                                                    ------------  -----------
End of period...................................... $ 47,691,550  $35,747,022
                                                    ------------  -----------
Undistributed net investment income (loss) included
 in net assets at the end of the period............ $     12,397  $    17,773
                                                    ------------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    4,054,801    1,086,179
Issued for distributions reinvested................       82,867       93,625
Reacquired.........................................   (3,275,479)    (371,014)

                                                    ------------  -----------
  Increase (decrease) in trust shares outstanding..      862,189      808,790
Trust shares outstanding:
  Beginning of period..............................    4,002,762    3,193,972

                                                    ------------  -----------
  End of period....................................    4,864,951    4,002,762

                                                    ------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

48
                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                        MONEY MARKET II FUND        SMALL CAP GROWTH FUND
                                                    ---------------------------  --------------------------
                                                        For the Fiscal Year          For the Fiscal Year
                                                          Ended August 31,            Ended August 31,
                                                    ---------------------------  --------------------------
                                                         2003          2002          2003          2002
                                                    -------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)....................... $     643,672  $  1,010,487  $   (200,295) $   (214,819)
Net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign
 currencies........................................             -             -    (4,265,433)   (6,519,059)
Capital gain distributions from underlying funds...             -             -             -             -
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................             -             -    14,419,025    (3,450,341)

                                                    -------------  ------------  ------------  ------------
 Increase (decrease) in net assets resulting from
 operations........................................       643,672     1,010,487     9,953,297   (10,184,219)

                                                    -------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................      (643,672)   (1,010,487)            -             -
Net realized gain on securities....................             -             -             -             -

                                                    -------------  ------------  ------------  ------------
 Decrease in net assets resulting from
 distributions to shareholders.....................      (643,672)   (1,010,487)            -             -

                                                    -------------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   226,598,759    71,625,734    41,225,306    16,582,990
Reinvestment of distributions......................       643,672     1,010,487             -             -
Cost of shares reacquired..........................  (218,313,921)  (53,745,536)  (31,960,214)   (8,849,593)

                                                    -------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions........................     8,928,510    18,890,685     9,265,092     7,733,397

                                                    -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............     8,928,510    18,890,685    19,218,389    (2,450,822)
NET ASSETS:
Beginning of period................................    70,869,793    51,979,108    25,072,001    27,522,823

                                                    -------------  ------------  ------------  ------------
End of period...................................... $  79,798,303  $ 70,869,793  $ 44,290,390  $ 25,072,001
                                                    -------------  ------------  ------------  ------------
Undistributed net investment income (loss)
 included in net assets at the end of the period... $           -  $          -  $          -  $          -
                                                    -------------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................   226,598,759    71,625,734     5,322,885     1,761,696
Issued for distributions reinvested................       643,672     1,010,487             -             -
Reacquired.........................................  (218,313,921)  (53,745,536)   (4,146,581)     (946,899)

                                                    -------------  ------------  ------------  ------------
 Increase (decrease) in trust shares
 outstanding.......................................     8,928,510    18,890,685     1,176,304       814,797
Trust shares outstanding:
 Beginning of period...............................    70,869,793    51,979,108     3,388,764     2,573,967
                                                    -------------  ------------  ------------  ------------
 End of period.....................................    79,798,303    70,869,793     4,565,068     3,388,764

                                                    -------------  ------------  ------------  ------------

                                                       SMALL CAP VALUE FUND      SOCIALLY RESPONSIBLE FUND
                                                    --------------------------   ------------------------
                                                        For the Fiscal Year         For the Fiscal Year
                                                         Ended August 31,            Ended August 31,
                                                    --------------------------   ------------------------
                                                        2003          2002           2003         2002
                                                    ------------  ------------   -----------  -----------
OPERATIONS:
Net investment income (loss)....................... $    327,040  $    349,242  $   116,238  $    93,066
Net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign
 currencies........................................   (2,490,647)       57,573   (1,348,556)    (651,941)
Capital gain distributions from underlying funds...            -             -            -            -
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................   11,481,647    (6,779,216)   2,590,022   (1,738,855)

                                                    ------------  ------------   -----------  -----------
 Increase (decrease) in net assets resulting from
 operations........................................    9,318,040    (6,372,401)    1,357,704   (2,297,730)

                                                    ------------  ------------   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................     (395,002)     (337,469)     (89,502)     (91,639)
Net realized gain on securities....................     (718,060)     (776,890)           -            -

                                                    ------------  ------------   -----------  -----------
 Decrease in net assets resulting from
 distributions to shareholders.....................   (1,113,062)   (1,114,359)      (89,502)     (91,639)

                                                    ------------  ------------   -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   28,891,499    32,068,532    5,068,704    1,580,842
Reinvestment of distributions......................    1,113,062     1,114,359       89,502       91,639
Cost of shares reacquired..........................  (24,411,094)  (10,975,010)  (4,053,715)    (887,489)

                                                    ------------  ------------   -----------  -----------
  Increase (decrease) in net assets resulting from
   trust share transactions........................    5,593,467    22,207,881     1,104,491      784,992

                                                    ------------  ------------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   13,798,445    14,721,121     2,372,693   (1,604,377)
NET ASSETS:
Beginning of period................................   45,124,394    30,403,273   10,007,707   11,612,084

                                                    ------------  ------------   -----------  -----------
End of period...................................... $ 58,922,839  $ 45,124,394  $12,380,400  $10,007,707
                                                    ------------  ------------   -----------  -----------
Undistributed net investment income (loss)
 included in net assets at the end of the period... $     21,591  $     89,553  $    30,345  $     3,862
                                                    ------------  ------------   -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    3,008,871     2,745,947      609,464      160,749
Issued for distributions reinvested................      114,114       101,468       10,721        9,421
Reacquired.........................................   (2,583,885)   (1,028,179)    (492,612)     (94,602)

                                                    ------------  ------------   -----------  -----------
 Increase (decrease) in trust shares
 outstanding.......................................      539,100     1,819,236       127,573       75,568
Trust shares outstanding:
 Beginning of period...............................    4,496,381     2,677,145     1,186,101    1,110,533
                                                    ------------  ------------   -----------  -----------
 End of period.....................................    5,035,481     4,496,381     1,313,674    1,186,101

                                                    ------------  ------------   -----------  -----------

                                                       STRATEGIC BOND FUND
                                                    -------------------------
                                                       For the Fiscal Year
                                                         Ended August 31,
                                                    -------------------------
                                                        2003          2002
                                                    ------------  -----------
OPERATIONS:
Net investment income (loss)....................... $  2,291,133  $ 1,431,099
Net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign
 currencies........................................    1,214,983     (418,795)
Capital gain distributions from underlying funds...            -            -
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................    1,772,085     (515,990)

                                                    ------------  -----------
 Increase (decrease) in net assets resulting from
 operations........................................    5,278,201      496,314

                                                    ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................   (2,219,077)  (1,388,218)
Net realized gain on securities....................            -            -

                                                    ------------  -----------
 Decrease in net assets resulting from
 distributions to shareholders.....................   (2,219,077)  (1,388,218)

                                                    ------------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   32,083,742   14,694,918
Reinvestment of distributions......................    2,219,077    1,388,218
Cost of shares reacquired..........................  (17,964,350)  (4,136,665)

                                                    ------------  -----------
  Increase (decrease) in net assets resulting from
   trust share transactions........................   16,338,469   11,946,471

                                                    ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   19,397,593   11,054,567
NET ASSETS:
Beginning of period................................   26,167,459   15,112,892

                                                    ------------  -----------
End of period...................................... $ 45,565,052  $26,167,459
                                                    ------------  -----------
Undistributed net investment income (loss)
 included in net assets at the end of the period... $    191,771  $     8,485
                                                    ------------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    3,210,130    1,522,769
Issued for distributions reinvested................      222,875      145,531
Reacquired.........................................   (1,812,087)    (432,518)

                                                    ------------  -----------
 Increase (decrease) in trust shares
 outstanding.......................................    1,620,918    1,235,782
Trust shares outstanding:
 Beginning of period...............................    2,810,215    1,574,433
                                                    ------------  -----------
 End of period.....................................    4,431,133    2,810,215

                                                    ------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             49
                         NOTES TO FINANCIAL STATEMENTS


Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to VC II as its initial funding. On September 21, 1998, VALIC Separate Account A, invested an additional $74,900,000, and VC II commenced operations. VC II consists of the following 15 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest:

                      Aggressive Growth Lifestyle Fund*
                      Capital Appreciation Fund
                      Conservative Growth Lifestyle Fund*
                      Core Bond Fund
                      High Yield Bond Fund
                      International Growth II Fund
                      Large Cap Value Fund
                      Mid Cap Growth Fund
                      Mid Cap Value Fund
                      Moderate Growth Lifestyle Fund*
                      Money Market II Fund
                      Small Cap Growth Fund
                      Small Cap Value Fund
                      Socially Responsible Fund
                      Strategic Bond Fund

* The Lifestyle Funds represent "funds of funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.
Indemnifications
 Under VC II's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to VC II. In addition, in the normal course of business VC II enters into contracts that contain a variety of representations and warranties which provide general indemnifications. VC II's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against VC II that have not yet occurred. However, VC II expects the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 Futures traded on commodity exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly-traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short-term security with a remaining maturity of 60 days or less and all investments of the Money Market II Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign security exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. Securities of the Lifestyle Funds are valued at the net asset value (market value) of the underlying VC I and VC II Funds.
B. Futures and Forward Currency Contracts
 Futures Contracts. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract VC II is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund's exposure in these financial instruments. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. VC II's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities in the Funds which serve as collateral for open futures contracts are indicated in the Schedule of Investments.
 Forward Currency Contracts. Certain Funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the

--------------------------------------------------------------------------------

50
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED


contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
  The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.
C. Repurchase Agreements
  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At August 31, 2003, Money Market II Fund held 0.29% undivided interest, representing $441,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. which is dated August 29, 2003, bears interest at a rate of 0.88% per annum, has a principal amount of $153,250,000, a repurchase price of $153,264,984, and matures September 2, 2003. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
        Type of Collateral    Rate     Date     Amount        Value
        ---------------------------------------------------------------
        U.S. Treasury Bills   0.96%  02/12/04 $102,525,000 $102,012,375
        U.S. Treasury Bills   0.87   11/28/03   40,910,000   40,807,725
        U.S. Treasury Bills   0.94   02/05/04   13,580,000   13,518,890

 In addition, at August 31, 2003, Money Market II Fund held 1.14% undivided interest, representing $4,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated August 29, 2003, bears interest at a rate of 1.00% per annum, has a principal amount of $350,000,000, a repurchase price of $350,038,889, and matures September 2, 2003. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
        Type of Collateral    Rate     Date     Amount        Value
        ---------------------------------------------------------------
        U.S. Treasury Bonds   3.63%  04/15/28 $250,000,000 $331,565,000
        U.S. Treasury Bonds   3.88   04/15/29   19,761,000   26,882,074

D. Mortgage-Backed Dollar Rolls
  During the period ended August 31, 2003, the Core Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.
E. Foreign Currency Translation
  The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.

  Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

  In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign currencies and other assets and liabilities denominated in local currencies are "marked to market" daily to reflect fluctuations in foreign exchange rates.
F. Restricted Securities
  Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination, the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.
G. Short Sales
  All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in ''short sales against the box.'' This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in ''naked'' short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security

--------------------------------------------------------------------------------

                                                                             51
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED


sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

H. Investment Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders
  Securities transactions are recorded on a trade date basis. Senior Secured Floating Rate Loans are recorded on a settlement date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.
 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market II Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.
 At the end of the fiscal year, offsetting adjustments to undistributed net investment income, paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current fiscal year. Net assets are not affected by these adjustments.
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC entered into sub-advisory agreements with the following:
     AIG Global Investment Corp. -- sub-adviser for the Socially Responsible
      Fund, High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("SAAMCO") -- sub-adviser for the Money Market II Fund.
     Banc One Investment Advisors Corp. -- sub-adviser for Small Cap Value Fund. Credit Suisse Asset Management, LLC -- sub-adviser for the Capital
      Appreciation Fund.
     Franklin Advisers, Inc. -- sub-adviser for the Small Cap Growth Fund. INVESCO Funds Group, Inc. -- sub-adviser for the Mid Cap Growth Fund. Putnam Investment Management, LLC -- sub-adviser for the International
      Growth II Fund.
     SSgA Funds Management, Inc. -- sub-adviser for the Large Cap Value Fund. Wellington Management Co. LLP -- sub-adviser for the Mid Cap Value Fund.
The sub-advisers are compensated for their services by VALIC.

 VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

    Aggressive Growth Lifestyle Fund   0.10%
    ------------------------------------------------------------------------
    Capital Appreciation Fund          0.55%
    ------------------------------------------------------------------------
    Conservative Growth Lifestyle Fund 0.10%
    ------------------------------------------------------------------------
    Core Bond Fund                     0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
    ------------------------------------------------------------------------
    High Yield Bond Fund               0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
    ------------------------------------------------------------------------
    International Growth II Fund       0.90% on the first $100 million
                                       0.80% on assets over $100 million
    ------------------------------------------------------------------------
    Large Cap Value Fund               0.50%
    ------------------------------------------------------------------------
    Mid Cap Growth Fund                0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
    ------------------------------------------------------------------------
    Mid Cap Value Fund                 0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
    ------------------------------------------------------------------------
    Moderate Growth Lifestyle Fund     0.10%
    ------------------------------------------------------------------------
    Money Market II Fund               0.25%
    ------------------------------------------------------------------------
    Small Cap Growth Fund              0.85%
    ------------------------------------------------------------------------
    Small Cap Value Fund               0.75% on the first $50 million
                                       0.65% on the assets over $50 million
    ------------------------------------------------------------------------
    Socially Responsible Fund          0.25%
    ------------------------------------------------------------------------
    Strategic Bond Fund                0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million
    ------------------------------------------------------------------------

--------------------------------------------------------------------------------

52
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through December 31, 2004. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                   Maximum
                                                   Expense
                    Fund                          Limitation
                    ----------------------------------------
                    Aggressive Growth Lifestyle..    0.10%
                    Capital Appreciation.........    0.85%
                    Conservative Growth Lifestyle    0.10%
                    Core Bond....................    0.77%
                    High Yield Bond..............    0.99%
                    International Growth II *....    1.01%
                    Large Cap Value..............    0.81%
                    Mid Cap Growth...............    0.85%
                    Mid Cap Value................    1.05%
                    Moderate Growth Lifestyle....    0.10%
                    Money Market II..............    0.56%
                    Small Cap Growth.............    1.16%
                    Small Cap Value..............    0.95%
                    Socially Responsible.........    0.56%
                    Strategic Bond...............    0.89%

 *Effective September 1, 2003, the maximum expense limitation changed to 1.00%.

 Effective October 1, 2001, VC II entered into an Administrative Services Agreement with SAAMCo. SAAMCo receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VCII. During the year ended August 31, 2003, VCII accrued $357,965 for accounting and administrative services.

 Effective October 17, 2000, VC II entered into an Amended and Restated Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the year ended August 31, 2003, VC II incurred $35,884 in transfer agency and shareholder services fees.

 On August 26, 1998, VC II entered into an Administrative Service Agreement (currently referred to as a Shareholder Services Agreement) with VALIC where VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2003, the Series incurred $1,278,631 in shareholder services expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the trustees.

 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. At the end of the period, VC II had a retirement plan liability to its independent trustees totaling $306,433 which is included in the accrued expenses and other liabilities line of the Statement of Assets and Liabilities. During the period, a total of $5,649 was paid to retired trustees.

 At August 31, 2003 VALIC Separate Account A (a registered separate account of VALIC), VALIC Separate Account C (a registered separate account of VALIC) and A.G. Separate Account A owned, directly or indirectly, 100% of the outstanding shares of all Funds. The ownership breakdown is as follows:

                                           VALIC    VALIC     A.G.
                                          Separate Separate Separate
                                          Account  Account  Account
            Fund                             A        C        A
            --------------------------------------------------------
            Aggressive Growth Lifestyle..   98.13%   1.87%       -
            Capital Appreciation.........   97.76%   2.24%       -
            Conservative Growth Lifestyle   89.38%  10.62%       -
            Core Bond....................   97.00%   3.00%
            High Yield Bond..............   98.56%      -     1.44%
            International Growth II......  100.00%      -        -
            Large Cap Value..............  100.00%      -        -
            Mid Cap Growth...............  100.00%      -        -
            Mid Cap Value................   98.20%      -     1.80%
            Moderate Growth Lifestyle....   96.94%   3.06%       -
            Money Market II..............  100.00%      -        -
            Small Cap Growth.............   98.32%   1.68%       -
            Small Cap Value..............  100.00%      -        -
            Socially Responsible.........  100.00%      -        -
            Strategic Bond...............   90.95%   5.12%    3.93%

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2003, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                            Realized
Fund                                    Security           Gain/(Loss)   Income
--------------------------------------------------------------------------------
Socially Responsible          American International Group $      (305) $    228
Aggressive Growth Lifestyle   Various VCII Funds*           (2,368,674)  230,750
Conservative Growth Lifestyle Various VCII Funds*           (1,018,023)  576,138
Moderate Growth Lifestyle     Various VCII Funds*           (2,774,285)  794,863

 * See Schedule of Investments for details.

 On March 13, 2002, November 21, 2002 and February 12, 2003, AIG Global Investment Corp., the sub-adviser for the Socially Responsible Fund, purchased 181 shares in total, of AIG common stock. Due to VALIC being an indirect wholly owned subsidiary of AIG, the Fund has an investment restriction that states the Fund may not purchase any security issued by AIG. On April 23, 2003, AIG Global Investment Corp. sold the 181 shares of AIG common stock, resulting in a loss to the Fund of $305. AIG Global Investment Corp. reimbursed the Fund for the loss of $305. The reimbursement increased the Fund's total return by less than 0.01%.

--------------------------------------------------------------------------------

                                                                             53
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 4 -- Investment Activity
 During the period ended August 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term securities and government securities, were as follows:

                                          Cost of     Proceeds from
                                         Securities    Securities
           Fund                          Purchased   Sold or Matured
           ---------------------------------------------------------
           Aggressive Growth Lifestyle.. $16,622,786   $11,775,582
           Capital Appreciation.........  27,109,062    24,107,800
           Conservative Growth Lifestyle  19,796,273    15,000,258
           Core Bond....................  48,959,437    44,280,808
           High Yield Bond..............  53,820,945    32,253,455
           International Growth II......  33,559,064    23,161,431
           Large Cap Value..............  35,477,581    22,608,200
           Mid Cap Growth...............  40,414,207    30,138,679
           Mid Cap Value................  67,808,305    48,574,454
           Moderate Growth Lifestyle....  33,140,387    25,642,638
           Small Cap Growth.............  17,537,394    10,823,226
           Small Cap Value..............  23,847,792    18,803,298
           Socially Responsible.........   9,621,341     9,187,300
           Strategic Bond...............  29,243,769    17,122,449

The cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                   Cost of     Proceeds from
                                  Securities    Securities
                   Fund           Purchased   Sold or Matured
                   ------------------------------------------
                   Core Bond..... $64,418,116   $55,228,381
                   Strategic Bond   1,767,705     1,022,581

Note 5 -- Federal Income Taxes
 The following tables detail the tax basis of distributions as well as the components of distributable earnings. As of August 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2003.

 The information in the following table is presented on the basis of cost for Federal income tax purposes at the end of the period:

                                                                             Net
                              Identified Cost    Gross        Gross       Unrealized
                              of Investments   Unrealized   Unrealized   Appreciation
Fund                               Owned      Appreciation Depreciation (Depreciation)
--------------------------------------------------------------------------------------
Aggressive Growth Lifestyle..  $ 29,568,681   $ 2,248,837   $3,197,813   $  (948,976)
Capital Appreciation.........    35,184,932     3,071,303    3,043,510        27,793
Conservative Growth Lifestyle    27,337,765     1,688,301    1,381,538       306,763
Core Bond....................    77,042,799       486,399    1,069,742      (583,343)
High Yield Bond..............    42,498,098     2,562,805    2,119,165       443,640
International Growth II......    40,496,679     3,596,358    1,974,297     1,622,061
Large Cap Value..............    41,536,764     4,621,397    1,345,953     3,275,444
Mid Cap Growth...............    37,338,670     7,395,410    1,110,934     6,284,476
Mid Cap Value................   120,446,764    18,671,479    3,788,433    14,883,046
Moderate Growth Lifestyle....    47,759,579     3,810,548    3,899,761       (89,213)
Money Market II..............    77,119,053             -            -             -
Small Cap Growth.............    39,358,636     6,752,296    2,030,779     4,721,517
Small Cap Value..............    53,645,736     8,157,038    3,055,564     5,101,474
Socially Responsible.........    12,616,182       734,241    1,075,802      (341,561)
Strategic Bond...............    43,334,489     2,232,889      768,891     1,463,998

 The tax character of distributions paid during the fiscal year ended August 31, 2002 was as follows:

                                          Distributions paid from:
        -                             ---------------------------------
                                                 Net Long     Total
                                                   Term      Taxable
                                       Ordinary  Capital  Distributions
        Fund                            Income    Gains       Paid
        ----------------------------- ---------- -------- -------------
        Aggressive Growth Lifestyle.. $  213,928 $      -  $  213,928
        Capital Appreciation.........        325        -         325
        Conservative Growth Lifestyle    715,697    4,505     720,202
        Core Bond....................  2,117,801        -   2,117,801
        High Yield Bond..............  1,800,215        -   1,800,215
        International Growth II......     43,693        -      43,693
        Large Cap Value..............    239,190        -     239,190
        Mid Cap Growth...............          -        -           -
        Mid Cap Value................  2,217,332  451,560   2,668,892
        Moderate Growth Lifestyle....    903,982      574     904,556
        Money Market II..............  1,010,487        -   1,010,487
        Small Cap Growth.............          -        -           -
        Small Cap Value..............    950,571  163,788   1,114,359
        Socially Responsible.........     91,639        -      91,639
        Strategic Bond...............  1,388,218        -   1,388,218


 The tax character of distributions paid during the fiscal year ended August 31, 2003 was as follows:

                                          Distributions paid from:
                                      ---------------------------------
                                                 Net Long     Total
                                                   Term      Taxable
                                       Ordinary  Capital  Distributions
        Fund                            Income    Gains       Paid
        ----------------------------- ---------- -------- -------------
        Aggressive Growth Lifestyle.. $  210,024    $-     $  210,024
        Capital Appreciation.........     15,000     -         15,000
        Conservative Growth Lifestyle    555,753     -        555,753
        Core Bond....................  1,772,964     -      1,772,964
        High Yield Bond..............  2,710,856     -      2,710,856
        International Growth II......    469,933     -        469,933
        Large Cap Value..............    420,981     -        420,981
        Mid Cap Growth...............          -     -              -
        Mid Cap Value................    233,002     -        233,002
        Moderate Growth Lifestyle....    761,188     -        761,188
        Money Market II..............    643,672     -        643,672
        Small Cap Growth.............          -     -              -
        Small Cap Value..............  1,113,062     -      1,113,062
        Socially Responsible.........     89,502     -         89,502
        Strategic Bond...............  2,219,077     -      2,219,077

--------------------------------------------------------------------------------

54
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED


--------------------------------------------------------------------------------


 As of August 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                            Post October 31, 2002
                              Undistributed Undistributed --------------------------                  Unrealized
                                Ordinary      Long-Term   Capital Loss Currency Loss  Capital Loss  Appreciation/
Fund                             Income     Capital Gains   Deferral     Deferral    Carryforward*+ (Depreciation)
----------------------------- ------------- ------------- ------------ ------------- -------------- --------------
Aggressive Growth Lifestyle..  $    7,130     $      -     $   91,780    $      -     $ 3,932,346    $  (948,976)
Capital Appreciation.........           -            -      4,083,084           -      12,246,908         27,793
Conservative Growth Lifestyle      10,762            -        209,073           -       1,729,541        306,763
Core Bond....................   1,157,219      414,577              -           -               -       (583,343)
High Yield Bond..............     346,551            -        227,851           -       1,853,335        429,265
International Growth II......      81,346            -      1,890,702      25,184       7,547,582      1,621,102
Large Cap Value..............      25,753            -        297,144           -       1,594,451      3,275,444
Mid Cap Growth...............           -            -        913,289       4,433      16,067,093      6,283,770
Mid Cap Value................           -            -      1,384,898       1,869       2,448,189     14,882,317
Moderate Growth Lifestyle....      12,397            -        103,021           -       4,086,622        (89,213)
Money Market II..............           -            -              -           -               -              -
Small Cap Growth.............           -            -      1,363,374           -      14,877,077      4,721,517
Small Cap Value..............      21,591            -      2,195,016           -         827,309      5,101,474
Socially Responsible.........      30,028            -        376,199           -       1,658,120       (341,561)
Strategic Bond...............     266,314      241,503              -           -               -      1,463,264

                                    Total
                                 Accumulated
Fund                          Earnings/(Deficit)
----------------------------- ------------------
Aggressive Growth Lifestyle..    $ (4,965,972)
Capital Appreciation.........     (16,302,199)
Conservative Growth Lifestyle      (1,621,089)
Core Bond....................         988,453
High Yield Bond..............      (1,305,370)
International Growth II......      (7,761,020)
Large Cap Value..............       1,409,602
Mid Cap Growth...............     (10,701,045)
Mid Cap Value................      11,047,361
Moderate Growth Lifestyle....      (4,266,459)
Money Market II..............               -
Small Cap Growth.............     (11,518,934)
Small Cap Value..............       2,100,740
Socially Responsible.........      (2,345,852)
Strategic Bond...............       1,971,081

*Net realized capital loss carryforwards may be utilized to offset future capital gains. During the year ending August 31, 2003, the Strategic Bond Fund utilized $513,956 of capital loss carryforwards to offset current year gains.
+The expiration dates for the capital loss carryforwards are as follows:

Fund                          2007   2008      2009       2010       2011        Total
----------------------------- ---- -------- ---------- ---------- ----------- -----------
Aggressive Growth Lifestyle.. $ -  $      - $        - $1,619,948 $ 2,312,398 $ 3,932,346
Capital Appreciation.........   -         -          -  5,964,379   6,282,529  12,246,908
Conservative Growth Lifestyle   -         -          -  1,186,130     543,411   1,729,541
Core Bond....................   -         -          -          -           -           -
High Yield Bond..............  58   142,890     18,247  1,231,273     460,867   1,853,335
International Growth II......   -         -    297,207  2,959,134   4,291,241   7,547,582
Large Cap Value..............   -         -          -    516,123   1,078,328   1,594,451
Mid Cap Growth...............   -         -          -  5,594,454  10,472,639  16,067,093
Mid Cap Value................   -         -          -  2,420,083      28,106   2,448,189
Moderate Growth Lifestyle....   -         -          -  2,541,304   1,545,318   4,086,622
Money Market II..............   -         -          -          -           -           -
Small Cap Growth.............   -         -  2,163,741  5,357,576   7,355,760  14,877,077
Small Cap Value..............   -         -          -          -     827,309     827,309
Socially Responsible.........   -         -     79,361    281,019   1,297,740   1,658,120
Strategic Bond...............   -         -          -          -           -           -

                                                                             55
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED



Note 6 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended August 31, 2003, the Mid Cap Value Fund received expense reductions in the amount of $38,000.

Note 7 -- Concentration of Credit Risk

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Money Market II Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Funds' concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 55.05%, 27.69% and 12.92%, respectively, of their total net assets invested in such securities.

 At the end of the period, the Strategic Bond Fund had 24.99% of its net assets invested in securities issued by foreign governments. In addition, the International Growth II Fund had 20.41% of its net assets invested in securities issued by the United Kingdom. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

Note 8 -- Bank Line of Credit

 VC I and VC II have an $85,000,000 committed revolving line of credit and a $40,000,000 uncommitted revolving line of credit with State Street Bank and Trust Company to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus 0.50% per annum for the committed line and State Street's discretionary bid rate on the uncommitted line of credit. All of the Funds are charged an annual commitment fee equal to 0.10% on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. As of August 31, 2003, there were no borrowings outstanding.

Note 9 -- Investment Holdings by Country

 The following represents investment holdings by country held by the International Growth II Fund as of August 31, 2003:

                                          International Growth II Fund
                                          ----------------------------
                                          Percentage of     Market
            Country                        Net Assets       Value
            ----------------------------------------------------------
            Australia....................      1.70%      $   717,951
            Belgium......................      0.56%          236,599
            Canada.......................      2.37%        1,000,527
            China........................      0.28%          119,441
            Denmark......................      0.94%          396,427
            Finland......................      0.16%           66,708
            France.......................     11.60%        4,897,941
            Germany......................      3.96%        1,673,360
            Hong Kong....................      0.37%          154,159
            Ireland......................      1.57%          664,578
            Italy........................      2.00%          844,085
            Japan........................     17.19%        7,256,263
            Korea........................      0.82%          346,143
            Mexico.......................      0.08%           32,110
            Netherlands..................      2.95%        1,243,379
            New Zealand..................      0.30%          124,923
            Norway.......................      0.23%           96,657
            Portugal.....................      0.15%           63,739
            Singapore....................      1.42%          601,152
            South Africa.................      0.03%           10,867
            Spain........................      1.42%          599,989
            Sweden.......................      1.08%          454,974
            Switzerland..................     11.01%        4,645,172
            United Kingdom...............     20.41%        8,614,691
            United States................     17.19%        7,256,906
                                             ------       -----------
            Total investments............     99.79%       42,118,741
            Other assets less liabilities      0.21%           87,566
                                             ------       -----------
            Net assets...................    100.00%      $42,206,307
                                             ------       -----------


--------------------------------------------------------------------------------

56
                             FINANCIAL HIGHLIGHTS


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                                        Aggressive Growth Lifestyle Fund
                                                                              ---------------------------------------------
                                                                                              Year Ended August 31,
                                                                              ---------------------------------------------
                                                                                  2003         2002        2001      2000
                                                                              -------      -------       -------   -------
PER SHARE DATA
Net asset value at beginning of period....................................... $  7.43      $  8.82       $ 14.89   $ 12.77
                                                                              ---------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.07/(g)/    0.05 /(g)/    0.18      0.37
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions.............................................    0.94        (1.35)        (3.59)     3.31
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -            -             -         -
                                                                              ---------------------------------------------
  Total income from investment operations....................................    1.01        (1.30)        (3.41)     3.68
                                                                              ---------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.07)       (0.09)        (0.38)    (1.09)
  Distributions from net realized gain on securities.........................       -            -         (2.28)    (0.47)
  Return of capital..........................................................       -            -             -         -
                                                                              ---------------------------------------------
  Total distributions........................................................   (0.07)       (0.09)        (2.66)    (1.56)
                                                                              ---------------------------------------------
Net asset value at end of period............................................. $  8.37      $  7.43       $  8.82   $ 14.89
                                                                              ---------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................   13.66%      (14.90)%      (25.08)%   29.91%
                                                                              ---------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.10%        0.10%         0.10%     0.10%
Ratio of expenses to average net assets/(e)/.................................    0.34%        0.10%         0.10%     0.10%
Ratio of expense reductions to average net assets............................       -            -             -         -
Ratio of net investment income (loss) to average net assets/(d)/.............    0.92%        0.62%            -         -
Ratio of net investment income (loss) to average net assets/(e)/.............    0.68%        0.62%         0.74%     1.07%
Portfolio turnover rate......................................................      52%         180%          105%       79%
Number of shares outstanding at end of period (000's)........................   3,419        2,763         2,136       938
Net assets at the end of period (000's)...................................... $28,627      $20,522       $18,850   $13,963


                                                                              -------

                                                                              -------
                                                                              1999(a)
                                                                              -------
PER SHARE DATA
Net asset value at beginning of period....................................... $10.00
                                                                              --------
Income (loss) from investment operations:
  Net investment income (loss)...............................................   0.08
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions.............................................   2.74
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................      -
                                                                              --------
  Total income from investment operations....................................   2.82
                                                                              --------
Distributions:
  Distributions from net investment income...................................  (0.05)
  Distributions from net realized gain on securities.........................      -
  Return of capital..........................................................      -
                                                                              --------
  Total distributions........................................................  (0.05)
                                                                              --------
Net asset value at end of period............................................. $12.77
                                                                              --------
TOTAL RETURN/(b)(c)/.........................................................  28.28%
                                                                              --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................   0.10%
Ratio of expenses to average net assets/(e)/.................................   0.10%
Ratio of expense reductions to average net assets............................      -
Ratio of net investment income (loss) to average net assets/(d)/.............      -
Ratio of net investment income (loss) to average net assets/(e)/.............   0.76%
Portfolio turnover rate......................................................      9%
Number of shares outstanding at end of period (000's)........................    664
Net assets at the end of period (000's)...................................... $8,480

                                                                                       Capital Appreciation Fund
                                                                             ------------------------------------------------------
                                                                                              Year Ended August 31,
                                                                             ------------------------------------------------------
                                                                                2003         2002         2001      2000    1999(a)
                                                                             ----------  -----------    -------   -------   -------
PER SHARE DATA
Net asset value at beginning of period...................................... $  6.71     $  9.11        $ 17.68   $ 13.96   $ 10.00
                                                                             ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)..............................................       -/(g)/  (0.01)/(g)/    (0.02)    (0.02)     0.01
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions............................................    0.95       (2.41)         (7.88)     4.24      3.96
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions.............................................................       -        0.02              -         -         -
                                                                             ------------------------------------------------------
  Total income from investment operations...................................    0.95       (2.40)         (7.90)     4.22      3.97
                                                                             ------------------------------------------------------
Distributions:
  Distributions from net investment income..................................       -           -              -         -     (0.01)
  Distributions from net realized gain on securities........................       -           -          (0.56)    (0.50)        -
  Return of capital.........................................................       -           -          (0.11)        -         -
                                                                             ------------------------------------------------------
  Total distributions.......................................................       -           -          (0.67)    (0.50)    (0.01)
                                                                             ------------------------------------------------------
Net asset value at end of period............................................ $  7.66     $  6.71        $  9.11   $ 17.68   $ 13.96
                                                                             ------------------------------------------------------
TOTAL RETURN/(b)(c)/........................................................   14.22%     (26.34)%/(f)/  (45.46)%   30.68%    39.77%
                                                                             ------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/................................    0.85%       0.85%          0.85%     0.86%     0.81%
Ratio of expenses to average net assets/(e)/................................    1.29%       1.25%          1.08%     1.44%     1.44%
Ratio of expense reductions to average net assets...........................       -           -              -         -         -
Ratio of net investment income (loss) to average net assets/(d)/............   (0.03)%     (0.09)%        (0.16)%   (0.12)%    0.13%
Ratio of net investment income (loss) to average net assets/(e)/............   (0.47)%     (0.49)%            -         -         -
Portfolio turnover rate.....................................................      87%        126%            67%       68%       76%
Number of shares outstanding at end of period (000's).......................   4,588       4,082          3,335     2,035     1,383
Net assets at the end of period (000's)..................................... $35,152     $27,406        $30,397   $35,983   $19,309
                                                                            .

                                                                                                  Conservative
                                                                                              Growth Lifestyle Fund
                                                                              ---------------------------------------------
                                                                                              Year Ended August 31,
                                                                              ---------------------------------------------
                                                                                  2003         2002        2001      2000
                                                                              -------      -------       -------   -------
PER SHARE DATA
Net asset value at beginning of period....................................... $  8.73      $  9.47       $ 11.33   $ 11.73
                                                                              ----------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.21/(g)/    0.26 /(g)/    0.34      0.46
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions.............................................    0.64        (0.68)        (1.09)     1.59
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -            -             -         -
                                                                              ----------------------------------------------
  Total income from investment operations....................................    0.85        (0.42)        (0.75)     2.05
                                                                              ----------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.21)       (0.32)        (0.43)    (0.92)
  Distributions from net realized gain on securities.........................       -            -         (0.68)    (1.53)
  Return of capital..........................................................       -            -             -         -
                                                                              ----------------------------------------------
  Total distributions........................................................   (0.21)       (0.32)        (1.11)    (2.45)
                                                                              ----------------------------------------------
Net asset value at end of period............................................. $  9.37      $  8.73       $  9.47   $ 11.33
                                                                              ----------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................    9.90%       (4.62)%       (6.76)%   19.33%
                                                                              ----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.10%        0.10%         0.10%     0.10%
Ratio of expenses to average net assets/(e)/.................................    0.34%        0.10%         0.10%     0.10%
Ratio of expense reductions to average net assets............................       -            -             -         -
Ratio of net investment income (loss) to average net assets/(d)/.............    2.41%        2.92%            -         -
Ratio of net investment income (loss) to average net assets/(e)/.............    2.17%        2.92%         3.28%     2.99%
Portfolio turnover rate......................................................      65%         181%          122%       63%
Number of shares outstanding at end of period (000's)........................   2,952        2,386         2,062     1,083
Net assets at the end of period (000's)...................................... $27,652      $20,841       $19,527   $12,268


                                                                              -------

                                                                              -------
                                                                              1999(a)
                                                                              -------
PER SHARE DATA
Net asset value at beginning of period....................................... $10.00
                                                                              -------
Income (loss) from investment operations:
  Net investment income (loss)...............................................   0.25
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions.............................................   1.65
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................      -
                                                                              -------
  Total income from investment operations....................................   1.90
                                                                              -------
Distributions:
  Distributions from net investment income...................................  (0.17)
  Distributions from net realized gain on securities.........................      -
  Return of capital..........................................................      -
                                                                              -------
  Total distributions........................................................  (0.17)
                                                                              -------
Net asset value at end of period............................................. $11.73
                                                                              -------
TOTAL RETURN/(b)(c)/.........................................................  19.00%
                                                                              -------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................   0.10%
Ratio of expenses to average net assets/(e)/.................................   0.10%
Ratio of expense reductions to average net assets............................      -
Ratio of net investment income (loss) to average net assets/(d)/.............      -
Ratio of net investment income (loss) to average net assets/(e)/.............   2.29%
Portfolio turnover rate......................................................     94%
Number of shares outstanding at end of period (000's)........................    633
Net assets at the end of period (000's)...................................... $7,429

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. /(g)/ The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

                                                                             57
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                                Core Bond Fund
                                                                              --------------------------------------------------
                                                                                             Year Ended August 31,
                                                                              --------------------------------------------------
                                                                                  2003         2002        2001    2000   1999(a)
                                                                              -------      -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period....................................... $  9.95      $  9.91       $  9.46  $ 9.58  $10.00
                                                                              ---------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.31/(f)/    0.48 /(f)/    0.53    0.61    0.50
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................    0.09         0.09          0.46   (0.12)  (0.39)
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -            -             -       -       -
                                                                              ---------------------------------------------------
  Total income from investment operations....................................    0.40         0.57          0.99    0.49    0.11
                                                                              ---------------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.33)       (0.47)        (0.54)  (0.61)  (0.50)
  Distributions from net realized gain on securities.........................       -        (0.06)            -       -   (0.03)
  Return of capital..........................................................       -            -             -       -       -
                                                                              ---------------------------------------------------
  Total distributions........................................................   (0.33)       (0.53)        (0.54)  (0.61)  (0.53)
                                                                              ---------------------------------------------------
Net asset value at end of period............................................. $ 10.02      $  9.95       $  9.91  $ 9.46  $ 9.58
                                                                              ---------------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................    4.08%        5.98%        10.81%   5.31%   1.12%
                                                                              ---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.77%        0.77%         0.77%   0.80%   0.80%
Ratio of expenses to average net assets/(e)/.................................    1.12%        1.14%         0.99%   1.42%   1.54%
Ratio of expense reductions to average net assets............................       -            -             -       -       -
Ratio of net investment income (loss) to average net assets/(d)/.............    3.13%        4.94%         5.66%   6.39%   5.06%
Ratio of net investment income (loss) to average net assets/(e)/.............    2.77%        4.57%            -       -       -
Portfolio turnover rate......................................................     197%         248%          341%    476%    489%
Number of shares outstanding at end of period (000's)........................   6,336        4,280         3,254     573     535
Net assets at the end of period (000's)...................................... $63,519      $42,568       $32,250  $5,420  $5,119

                                                                                              High Yield Bond Fund
                                                                              --------------------------------------------
                                                                                             Year Ended August 31,
                                                                              --------------------------------------------
                                                                                  2003         2002        2001     2000
                                                                              -------      -------       -------   ------
PER SHARE DATA
Net asset value at beginning of period....................................... $  6.82      $  8.16       $  9.28   $ 9.69
                                                                              ---------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.69/(f)/    0.74 /(f)/    0.88     0.96
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................    0.90        (1.35)        (1.12)   (0.41)
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -            -             -        -
                                                                              ---------------------------------------------
  Total income from investment operations....................................    1.59        (0.61)        (0.24)    0.55
                                                                              ---------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.68)       (0.73)        (0.88)   (0.96)
  Distributions from net realized gain on securities.........................       -            -             -        -
  Return of capital..........................................................       -            -             -        -
                                                                              ---------------------------------------------
  Total distributions........................................................   (0.68)       (0.73)        (0.88)   (0.96)
                                                                              ---------------------------------------------
Net asset value at end of period............................................. $  7.73      $  6.82       $  8.16   $ 9.28
                                                                              ---------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................   24.25%       (7.96)%       (2.20)%   6.01%
                                                                              ---------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.99%        0.99%         0.99%    0.99%
Ratio of expenses to average net assets/(e)/.................................    1.42%        1.51%         1.19%    1.62%
Ratio of expense reductions to average net assets............................       -            -             -        -
Ratio of net investment income (loss) to average net assets/(d)/.............    9.69%        9.80%        10.64%   10.21%
Ratio of net investment income (loss) to average net assets/(e)/.............    9.26%        9.28%            -        -
Portfolio turnover rate......................................................     124%         118%           83%      90%
Number of shares outstanding at end of period (000's)........................   5,433        2,789         2,095      628
Net assets at the end of period (000's)...................................... $41,986      $19,026       $17,102   $5,830

                                                                              -------

                                                                              -------
                                                                              1999(a)
                                                                              -------
PER SHARE DATA
Net asset value at beginning of period....................................... $10.00
                                                                              --------
Income (loss) from investment operations:
  Net investment income (loss)...............................................   0.87
  Net realized and unrealized gain (loss) on securities and foreign currency related transactions......................................................  (0.31)
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................      -
                                                                              --------
  Total income from investment operations....................................   0.56
                                                                              --------
Distributions:
  Distributions from net investment income...................................  (0.87)
  Distributions from net realized gain on securities.........................      -
  Return of capital..........................................................      -
                                                                              --------
  Total distributions........................................................  (0.87)
                                                                              --------
Net asset value at end of period............................................. $ 9.69
                                                                              --------
TOTAL RETURN/(b)(c)/.........................................................   5.50%
                                                                              --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................   0.98%
Ratio of expenses to average net assets/(e)/.................................   1.74%
Ratio of expense reductions to average net assets............................      -
Ratio of net investment income (loss) to average net assets/(d)/.............   8.51%
Ratio of net investment income (loss) to average net assets/(e)/.............      -
Portfolio turnover rate......................................................     74%
Number of shares outstanding at end of period (000's)........................    557
Net assets at the end of period (000's)...................................... $5,397

                                                                                             International Growth II Fund
                                                                              ------------------------------------------------------
                                                                                                Year Ended August 31,
                                                                              ------------------------------------------------------
                                                                                  2003          2002        2001      2000   1999(a)
                                                                              ---------     ----------    -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period....................................... $  8.67       $  9.97       $ 14.79   $ 11.22  $10.00
                                                                              ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.11/(f)/     0.07 /(f)/    0.14      0.05    0.13
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................    0.40         (1.36)        (4.17)     4.16    1.09
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -             -             -         -       -
                                                                              ------------------------------------------------------
  Total income from investment operations....................................    0.51         (1.29)        (4.03)     4.21    1.22
                                                                              ------------------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.11)        (0.01)        (0.03)    (0.20)      -
  Distributions from net realized gain on securities.........................       -             -         (0.76)    (0.44)      -
  Return of capital..........................................................       -             -             -         -       -
                                                                              ------------------------------------------------------
  Total distributions........................................................   (0.11)        (0.01)        (0.79)    (0.64)      -
                                                                              ------------------------------------------------------
Net asset value at end of period............................................. $  9.07       $  8.67       $  9.97   $ 14.79  $11.22
                                                                              ------------------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................    5.94%       (12.91)%      (28.14)%   37.31%  12.20%
                                                                              ------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    1.01%         1.01%         1.03%     1.15%   1.13%
Ratio of expenses to average net assets/(e)/.................................    1.71%         1.88%         1.50%     1.81%   1.90%
Ratio of expense reductions to average net assets............................       -          0.02%            -         -       -
Ratio of net investment income (loss) to average net assets/(d)/.............    1.34%         0.76%         0.93%     0.31%   1.40%
Ratio of net investment income (loss) to average net assets/(e)/.............    0.65%        (0.11)%           -         -       -
Portfolio turnover rate......................................................      70%          139%           63%       81%     87%
Number of shares outstanding at end of period (000's)........................   4,654         3,474         2,844       792     608
Net assets at the end of period (000's)...................................... $42,206       $30,114       $28,357   $11,715  $6,815

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

58
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                       Large Cap Value Fund                                        Mid Cap Growth Fund
                     --------------------------------------------------------  -----------------------------------------
                                       Year Ended August 31,                                      Year Ended August 31,
                     --------------------------------------------------------  -----------------------------------------
                         2003         2002          2001        2000   1999(a)     2003          2002          2001
                     -------      -------       -------       -------  ------- -------       -------       -------
PER SHARE DATA
Net asset value at
 beginning of period $ 10.22      $ 11.10       $ 11.60       $ 12.85  $10.00  $  4.44       $  6.20       $ 16.30
                     ---------------------------------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment
   income (loss)....    0.13/(f)/    0.10 /(f)/    0.10          0.13    0.13    (0.02)/(f)/   (0.03)/(f)/    0.01
 Net realized and
   unrealized gain
   (loss) on
   securities and
   foreign currency
   related
   transactions.....    0.74        (0.88)        (0.40)         0.65    2.85     1.28         (1.73)        (6.74)
 Realized gain
   (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions.....       -            -             -             -       -        -             -             -
                     ---------------------------------------------------------------------------------------------------
 Total income from
   investment
   operations.......    0.87        (0.78)        (0.30)         0.78    2.98     1.26         (1.76)        (6.73)
                     ---------------------------------------------------------------------------------------------------
Distributions:
 Distributions from
   net investment
   income...........   (0.12)       (0.10)        (0.09)        (0.13)  (0.13)       -             -         (0.02)
 Distributions from
   net realized
   gain on
   securities.......       -            -         (0.07)        (1.90)      -        -             -         (3.27)
 Return of capital..       -            -         (0.04)            -       -        -             -         (0.08)
                     ---------------------------------------------------------------------------------------------------
 Total distributions   (0.12)       (0.10)        (0.20)        (2.03)  (0.13)       -             -         (3.37)
                     ---------------------------------------------------------------------------------------------------
Net asset value at
 end of period...... $ 10.97      $ 10.22       $ 11.10       $ 11.60  $12.85  $  5.70       $  4.44       $  6.20
                     ---------------------------------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/    8.59%       (7.08)%       (2.66)%        7.35%  29.87%   28.38%       (28.39)%      (46.99)%
                     ---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
 to average net
 assets/(d)/........    0.81%        0.81%         0.81%         0.81%   0.80%    0.85%         0.85%/(i)/    0.83%
Ratio of expenses
 to average net
 assets/(e)/........    1.19%        1.29%         1.14%         1.41%   1.51%    1.51%         1.59%/(i)/    1.38%
Ratio of expense
 reductions to
 average net assets.       -            -             -             -       -        -             -             -
Ratio of net
 investment income
 (loss) to average
 net assets/(d)/....    1.28%        0.98%         0.98%         1.17%   1.10%   (0.41)%       (0.45)%       (0.14)%
Ratio of net
 investment income
 (loss) to average
 net assets/(e)/....    0.90%        0.50%            -             -       -    (1.07)%       (1.19)%           -
Portfolio turnover
 rate...............      67%          85%          106%          142%     93%      99%           69%          114%
Number of shares
 outstanding at end
 of period (000's)..   4,091        2,743         1,846           955     611    7,682         5,745         3,754
Net assets at the
 end of period
 (000's)............ $44,883      $28,030       $20,482       $11,084  $7,856  $43,785       $25,527       $23,277

                          Mid Cap
                        Growth Fund                      Mid Cap Value Fund
                     -----------------  ----------------------------------------------------
                                                        Year Ended August 31,
                     -----------------  ----------------------------------------------------
                       2000    1999(a)      2003          2002        2001     2000   1999(a)
                     -------   -------  --------      -------       -------  -------  -------
PER SHARE DATA
Net asset value at
 beginning of period $ 12.45   $10.00   $  11.75      $ 13.54       $ 13.54  $ 13.82  $10.00
                     ------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment
   income (loss)....   (0.02)   (0.03)      0.02/(f)/    0.04 /(f)/    0.07     0.05    0.08
 Net realized and
   unrealized gain
   (loss) on
   securities and
   foreign currency
   related
   transactions.....    5.32     2.48       2.36        (1.36)         0.56     3.13    4.11
 Realized gain
   (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions.....       -        -          -            -             -        -       -
                     ------------------------------------------------------------------------
 Total income from
   investment
   operations.......    5.30     2.45       2.38        (1.32)         0.63     3.18    4.19
                     ------------------------------------------------------------------------
Distributions:
 Distributions from
   net investment
   income...........       -        -      (0.03)       (0.04)        (0.07)   (0.05)  (0.08)
 Distributions from
   net realized
   gain on
   securities.......   (1.45)       -          -        (0.43)        (0.56)   (3.41)  (0.29)
 Return of capital..       -        -          -            -             -        -       -
                     ------------------------------------------------------------------------
 Total distributions   (1.45)       -      (0.03)       (0.47)        (0.63)   (3.46)  (0.37)
                     ------------------------------------------------------------------------
Net asset value at
 end of period...... $ 16.30   $12.45   $  14.10      $ 11.75       $ 13.54  $ 13.54  $13.82
                     ------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/   46.25%   24.50%     20.28%      (10.07)%        4.74%   29.31%  42.38%
                     ------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
 to average net
 assets/(d)/........    0.79%    0.77%      1.05%        1.05%         1.05%    1.05%   1.03%
Ratio of expenses
 to average net
 assets/(e)/........    1.55%    1.64%      1.32%        1.35%         1.26%    1.64%   1.73%
Ratio of expense
 reductions to
 average net assets.       -        -       0.04%        0.07%            -        -       -
Ratio of net
 investment income
 (loss) to average
 net assets/(d)/....   (0.20)%  (0.24)%     0.11%        0.29%         0.65%    0.41%   0.73%
Ratio of net
 investment income
 (loss) to average
 net assets/(e)/....       -        -      (0.16)%      (0.01)%           -        -       -
Portfolio turnover
 rate...............      51%      38%        48%         156%          215%     166%    197%
Number of shares
 outstanding at end
 of period (000's)..     783      594      9,587        7,937         4,981    1,286     654
Net assets at the
 end of period
 (000's)............ $12,770   $7,394   $135,190      $93,245       $67,460  $17,411  $9,039

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursement, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

                                                                             59
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                 Moderate Growth Lifestyle Fund
                                                                     -----------------------------------------------------
                                                                                     Year Ended August 31,
                                                                     -----------------------------------------------------
                                                                         2003         2002        2001      2000   1999(a)
                                                                     -------      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period.............................. $  8.93      $ 10.02       $ 13.42   $ 12.24  $ 10.00
                                                                     ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)......................................    0.17/(f)/    0.19 /(f)/    0.30      0.43     0.17
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions....................................    0.87        (1.04)        (2.11)     2.28     2.18
  Realized gain (loss) on disposal of investments in violation of
   investment restrictions..........................................       -            -             -         -        -
                                                                     ------------------------------------------------------
  Total income from investment operations...........................    1.04        (0.85)        (1.81)     2.71     2.35
                                                                     ------------------------------------------------------
Distributions:
  Distributions from net investment income..........................   (0.17)       (0.24)        (0.45)    (1.10)   (0.11)
  Distributions from net realized gain on securities................       -            -         (1.14)    (0.43)       -
  Return of capital.................................................       -            -             -         -        -
                                                                     ------------------------------------------------------
  Total distributions...............................................   (0.17)       (0.24)        (1.59)    (1.53)   (0.11)
                                                                     ------------------------------------------------------
Net asset value at end of period.................................... $  9.80      $  8.93       $ 10.02   $ 13.42  $ 12.24
                                                                     ------------------------------------------------------
TOTAL RETURN/(b)(c)/................................................   11.84%       (8.62)%      (14.11)%   23.29%   23.52%
                                                                     ------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/........................    0.10%        0.10%         0.10%     0.10%    0.10%
Ratio of expenses to average net assets/(e)/........................    0.32%        0.10%         0.10%     0.10%    0.10%
Ratio of expense reduction to average net assets....................       -            -             -         -        -
Ratio of net investment income (loss) to average net assets/(d)/....    1.94%        2.03%            -         -        -
Ratio of net investment income (loss) to average net assets/(e)/....    1.72%        2.03%         2.23%     2.00%    1.60%
Portfolio turnover rate.............................................      65%         184%          109%       72%      13%
Number of shares outstanding at end of period (000's)...............   4,865        4,003         3,194     1,209      845
Net assets at the end of period (000's)............................. $47,692      $35,747       $31,993   $16,222  $10,349

                                                                                     Money Market II Fund
                                                                     ---------------------------------------------------
                                                                                    Year Ended August 31,
                                                                     ---------------------------------------------------
                                                                         2003         2002        2001     2000   1999(a)
                                                                     -------      -------       -------  -------  -------
PER SHARE DATA
Net asset value at beginning of period.............................. $  1.00      $  1.00       $  1.00  $  1.00  $ 1.00
                                                                     -----------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)......................................    0.01/(f)/    0.02 /(f)/    0.05     0.06    0.05
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions....................................       -            -             -        -       -
  Realized gain (loss) on disposal of investments in violation of
   investment restrictions..........................................       -            -             -        -       -
                                                                     -----------------------------------------------------
  Total income from investment operations...........................    0.01         0.02          0.05     0.06    0.05
                                                                     -----------------------------------------------------
Distributions:
  Distributions from net investment income..........................   (0.01)       (0.02)        (0.05)   (0.06)  (0.05)
  Distributions from net realized gain on securities................       -            -             -        -       -
  Return of capital.................................................       -            -             -        -       -
                                                                     -----------------------------------------------------
  Total distributions...............................................   (0.01)       (0.02)        (0.05)   (0.06)  (0.05)
                                                                     -----------------------------------------------------
Net asset value at end of period.................................... $  1.00      $  1.00       $  1.00  $  1.00  $ 1.00
                                                                     -----------------------------------------------------
TOTAL RETURN/(b)(c)/................................................    0.83%        1.63%         5.07%    5.67%   4.66%
                                                                     -----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/........................    0.56%        0.56%         0.56%    0.56%   0.54%
Ratio of expenses to average net assets/(e)/........................    0.85%        0.83%         0.71%    1.10%   1.23%
Ratio of expense reduction to average net assets....................       -            -             -        -       -
Ratio of net investment income (loss) to average net assets/(d)/....    0.82%        1.61%         4.72%    5.65%   4.43%
Ratio of net investment income (loss) to average net assets/(e)/....    0.53%        1.34%            -        -       -
Portfolio turnover rate.............................................     N/A          N/A           N/A      N/A     N/A
Number of shares outstanding at end of period (000's)...............  79,798       70,870        51,979   25,427   9,784
Net assets at the end of period (000's)............................. $79,798      $70,870       $51,979  $25,427  $9,784

                                                                                       Small Cap Growth Fund
                                                                     -------------------------------------------------------
                                                                                       Year Ended August 31,
                                                                     -------------------------------------------------------
                                                                         2003          2002        2001      2000     1999(a)
                                                                     -------       -------       -------   -------   -------
PER SHARE DATA
Net asset value at beginning of period.............................. $  7.40       $ 10.69       $ 23.24   $ 14.86   $ 10.00
                                                                     --------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)......................................   (0.05)/(f)/   (0.07)/(f)/   (0.05)    (0.10)    (0.05)
  Net realized and unrealized gain (loss) on securities and foreign
   currency related transactions....................................    2.35         (3.22)       (10.38)    10.05      4.96
  Realized gain (loss) on disposal of investments in violation of
   investment restrictions..........................................       -             -             -         -         -
                                                                     --------------------------------------------------------
  Total income from investment operations...........................    2.30         (3.29)       (10.43)     9.95      4.91
                                                                     --------------------------------------------------------
Distributions:
  Distributions from net investment income..........................       -             -             -         -         -
  Distributions from net realized gain on securities................       -             -         (2.12)    (1.57)    (0.05)
  Return of capital.................................................       -             -             -         -         -
                                                                     --------------------------------------------------------
  Total distributions...............................................       -             -         (2.12)    (1.57)    (0.05)
                                                                     --------------------------------------------------------
Net asset value at end of period.................................... $  9.70       $  7.40       $ 10.69   $ 23.24   $ 14.86
                                                                     --------------------------------------------------------
TOTAL RETURN/(b)(c)/................................................   31.08%       (30.78)%      (46.44)%   68.91%    48.82%
                                                                     --------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/........................    1.16%         1.16%         1.16%     1.16%     1.11%
Ratio of expenses to average net assets/(e)/........................    1.57%         1.58%         1.40%     1.71%     1.78%
Ratio of expense reduction to average net assets....................       -             -             -         -         -
Ratio of net investment income (loss) to average net assets/(d)/....   (0.66)%       (0.76)%       (0.49)%   (0.64)%   (0.45)%
Ratio of net investment income (loss) to average net assets/(e)/....   (1.06)%       (1.18)%           -         -         -
Portfolio turnover rate.............................................      37%          153%          111%      133%      126%
Number of shares outstanding at end of period (000's)...............   4,565         3,389         2,574     1,463       730
Net assets at the end of period (000's)............................. $44,290       $25,072       $27,523   $34,000   $10,843

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements; but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

60
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                              Small Cap Value Fund
                                                                              --------------------------------------------
                                                                                             Year Ended August 31,
                                                                              --------------------------------------------
                                                                                  2003          2002        2001    2000
                                                                              -------       -------       -------  ------
PER SHARE DATA
Net asset value at beginning of period....................................... $ 10.04       $ 11.36       $ 11.73  $10.48
                                                                              --------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.07 /(f)/    0.10 /(f)/    0.13    0.15
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................    1.84         (1.03)         1.09    1.60
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -             -             -       -
                                                                              --------------------------------------------
  Total income from investment operations....................................    1.91         (0.93)         1.22    1.75
                                                                              --------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.09)        (0.10)        (0.13)  (0.15)
  Distributions from net realized gain on securities.........................   (0.16)        (0.29)        (1.46)  (0.35)
  Return of capital..........................................................       -             -             -       -
                                                                              --------------------------------------------
  Total distributions........................................................   (0.25)        (0.39)        (1.59)  (0.50)
                                                                              --------------------------------------------
Net asset value at end of period............................................. $ 11.70       $ 10.04       $ 11.36  $11.73
                                                                              --------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................   19.47%        (8.47)%       11.99%  17.53%
                                                                              --------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.95%         0.95%         0.95%   0.98%
Ratio of expenses to average net assets/(e)/.................................    1.40%         1.53%         1.55%   1.69%
Ratio of expense reductions to average net assets............................       -          0.01%            -       -
Ratio of net investment income loss to average net assets/(d)/...............    0.72%         0.91%         1.18%   1.36%
Ratio of net investment income (loss) to average net assets/(e)/.............    0.26%         0.33%            -       -
Portfolio turnover rate......................................................      42%          166%          100%     97%
Number of shares outstanding at end of period (000's)........................   5,035         4,496         2,677     462
Net assets at the end of period (000's)...................................... $58,923       $45,124       $30,403  $5,421

                                                                              -------

                                                                              -------
                                                                              1999(a)
                                                                              -------
PER SHARE DATA
Net asset value at beginning of period....................................... $10.00
                                                                              --------
Income (loss) from investment operations:
  Net investment income (loss)...............................................   0.13
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................   0.61
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................      -
                                                                              --------
  Total income from investment operations....................................   0.74
                                                                              --------
Distributions:
  Distributions from net investment income...................................  (0.13)
  Distributions from net realized gain on securities.........................  (0.13)
  Return of capital..........................................................      -
                                                                              --------
  Total distributions........................................................  (0.26)
                                                                              --------
Net asset value at end of period............................................. $10.48
                                                                              --------
TOTAL RETURN/(b)(c)/.........................................................   7.34%
                                                                              --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................   0.96%
Ratio of expenses to average net assets/(e)/.................................   1.75%
Ratio of expense reductions to average net assets............................      -
Ratio of net investment income loss to average net assets/(d)/...............   1.28%
Ratio of net investment income (loss) to average net assets/(e)/.............      -
Portfolio turnover rate......................................................    102%
Number of shares outstanding at end of period (000's)........................    612
Net assets at the end of period (000's)...................................... $6,414

                                                                                            Socially Responsible Fund
                                                                              ------------------------------------------------------
                                                                                               Year Ended August 31,
                                                                              ------------------------------------------------------
                                                                                  2003       2002         2001      2000    1999(a)
                                                                              -------      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period....................................... $  8.44      $ 10.46       $ 14.16   $ 12.88  $ 10.00
                                                                              -----------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.09/(f)/    0.08 /(f)/    0.13      0.13     0.14
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................    0.96        (2.02)        (3.56)     1.74     3.45
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -            -             -         -        -
                                                                              -----------------------------------------------------
  Total income from investment operations....................................    1.05        (1.94)        (3.43)     1.87     3.59
                                                                              -----------------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.07)       (0.08)        (0.13)    (0.13)   (0.14)
  Distributions from net realized gain on securities.........................       -            -         (0.14)    (0.46)   (0.57)
  Return of capital..........................................................       -            -             -         -        -
                                                                              -----------------------------------------------------
  Total distributions........................................................   (0.07)       (0.08)        (0.27)    (0.59)   (0.71)
                                                                              -----------------------------------------------------
Net asset value at end of period............................................. $  9.42      $  8.44       $ 10.46   $ 14.16  $ 12.88
                                                                              -----------------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................   12.58%/(g)/ (18.65)%      (24.43)%   14.77%   36.27%
                                                                              -----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.56%        0.56%         0.56%     0.56%    0.55%
Ratio of expenses to average net assets/(e)/.................................    1.30%        1.19%         0.76%     1.15%    1.23%
Ratio of expense reductions to average net assets............................       -            -             -         -        -
Ratio of net investment income loss to average net assets/(d)/...............    1.11%        0.82%         1.07%     0.99%    1.10%
Ratio of net investment income (loss) to average net assets/(e)/.............    0.37%        0.19%            -         -        -
Portfolio turnover rate......................................................      96%          25%           58%       40%      29%
Number of shares outstanding at end of period (000's)........................   1,314        1,186         1,111     1,009      800
Net assets at the end of period (000's)...................................... $12,380      $10,008       $11,612   $14,276  $10,304

                                                                                              Strategic Bond Fund
                                                                              --------------------------------------------------
                                                                                             Year Ended August 31,
                                                                              --------------------------------------------------
                                                                                  2003         2002        2001    2000   1999(a)
                                                                              -------      -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period....................................... $  9.31      $  9.60       $  9.82  $ 9.86  $10.00
                                                                              ---------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)...............................................    0.66/(f)/    0.62 /(f)/    0.77    0.81    0.69
  Net realized and unrealized gain (loss) on securities and foreign currency
   related transactions......................................................    0.95        (0.32)        (0.23)  (0.01)  (0.16)
  Realized gain (loss) on disposal of investments in violation of investment
   restrictions..............................................................       -            -             -       -       -
                                                                              ---------------------------------------------------
  Total income from investment operations....................................    1.61         0.30          0.54    0.80    0.53
                                                                              ---------------------------------------------------
Distributions:
  Distributions from net investment income...................................   (0.64)       (0.59)        (0.76)  (0.84)  (0.65)
  Distributions from net realized gain on securities.........................       -            -             -       -   (0.02)
  Return of capital..........................................................       -            -             -       -       -
                                                                              ---------------------------------------------------
  Total distributions........................................................   (0.64)       (0.59)        (0.76)  (0.84)  (0.67)
                                                                              ---------------------------------------------------
Net asset value at end of period............................................. $ 10.28      $  9.31       $  9.60  $ 9.82  $ 9.86
                                                                              ---------------------------------------------------
TOTAL RETURN/(b)(c)/.........................................................   17.73%        3.13%         5.90%   8.43%   5.33%
                                                                              ---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.................................    0.89%        0.89%         0.89%   0.89%   0.88%
Ratio of expenses to average net assets/(e)/.................................    1.52%        1.58%         1.09%   1.51%   1.64%
Ratio of expense reductions to average net assets............................       -            -             -       -       -
Ratio of net investment income loss to average net assets/(d)/...............    6.79%        6.64%         8.68%   8.27%   6.76%
Ratio of net investment income (loss) to average net assets/(e)/.............    6.17%        5.95%            -       -       -
Portfolio turnover rate......................................................      63%         109%           69%    100%    143%
Number of shares outstanding at end of period (000's)........................   4,431        2,810         1,574     598     537
Net assets at the end of period (000's)...................................... $45,565      $26,167       $15,113  $5,870  $5,296

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.
/(g)/ The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (see Note 3).

--------------------------------------------------------------------------------

                                                                             61
              VALIC COMPANY II - REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of VALIC Company II

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company II (comprised of the Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Growth II Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Money Market II Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, Strategic Bond Fund) as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting VALIC Company II as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP
Houston, Texas
October 15, 2003

62
                        TRUSTEE INFORMATION (Unaudited)
                                                                August 31, 2003




    Name, Birth Date and       Position Held With
          Address*               VALIC Complex    Date Service Began        Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven           Trustee              August, 1998     Retired Administrator. Formerly, President, United Way of
  DOB: October 6, 1945                                               the Texas Gulf Coast, a not for profit organization
                                                                     (1992-1998).




--------------------------------------------------------------------------------------------------------------------------------
William F. Devin               Trustee              October, 2001    Member, Board of Governors, Boston Stock Exchange
  DOB: December 30, 1938                                             (1985-Present). Formerly, Executive Vice President,
                                                                     Fidelity Capital Markets, a division of National Financial
                                                                     Services Corp. (1966-1996).

--------------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee              August, 1998     Professor and Head, Department of Neuroscience, and
  DOB: July 15, 1949                                                 Visscher Chair of Physiology, University of Minnesota
                                                                     (1999-Present). Formerly, Director, Graduate Program in
                                                                     Neuroscience, University of Minnesota (1995-1999);
                                                                     Professor of Neurosurgery, University of Minnesota
                                                                     (1980-1999); Consultant to EMPI Inc. (1994-1995); and
                                                                     Medtronic Inc. (1997-1998).

--------------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee              August, 1998     Municipal Court Judge, Dallas, Texas (1995-Present).
  DOB: July 27, 1940

--------------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee              August, 1998     Chairman--Scientific Advisory Board for The Robert A.
  DOB: March 2, 1912                                                 Welch Foundation (1983-Present); President Emeritus,
                                                                     Rice University, Houston, Texas (1985-Present).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee              August, 1998     Pastor Emeritus and Director of Planned Giving, First
  DOB: December 15, 1923                                             Presbyterian Church (1997-Present).

--------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee              October, 2001    Vice President of Massachusetts Capital Resources
  DOB: December 30, 1949                                             Company (1982-Present).

--------------------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee              August, 1998     Retired. Formerly Director, Mid-American Waste, Inc.,
  DOB: September 26, 1930                                            waste products (1993-1997); Chief Executive, Boy
                                                                     Scouts of America (1985-1993).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee              August, 1998     President, Meharry Medical College, Nashville,
  DOB: October 28, 1946                                              Tennessee (1994-Present).

--------------------------------------------------------------------------------------------------------------------------------

                               Number of Funds in Fund
    Name, Birth Date and         Complex Overseen by
          Address*                   Trustee (2)             Other Directorships Held by Trustee (3)
-----------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven                     75            Director, A.G. Belo Corporation, a media company
  DOB: October 6, 1945                                 (1992-Present); Director SYSCO Corporation, a
                                                       food marketing and distribution company (1996-
                                                       Present); Director, Luby's, Inc., a restaurant chain
                                                       (1998-Present); Director, University of Texas Board
                                                       of Regents (2001-Present).

-----------------------------------------------------------------------------------------------------------
William F. Devin                         75            None.
  DOB: December 30, 1938



-----------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner                     37            None.
  DOB: July 15, 1949






-----------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            None.
  DOB: July 27, 1940

-----------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            None.
  DOB: March 2, 1912


-----------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            None.
  DOB: December 15, 1923

-----------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Director, Board of Overseers, Newton Wellesley
  DOB: December 30, 1949                               Hospital (1996-Present).

-----------------------------------------------------------------------------------------------------------
Ben H. Love                              37            None.
  DOB: September 26, 1930


-----------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Director, Monarch Dental Corporation
  DOB: October 28, 1946                                (1997-Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             63
August 31, 2003
                 TRUSTEE INFORMATION (Unaudited) - Continued



   Name, Birth Date and     Position Held With
         Address*             VALIC Complex    Date Service Began      Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Robert P. Condon (1)        Trustee              October, 2001    President, VALIC (2000-Present); Executive Vice
  DOB: December 28, 1941                                          President-Sales and Marketing, American General
                                                                  Retirement Services (1999-Present). Formerly, Executive
                                                                  Vice President, Fidelity Federal Bank
                                                                  (1993-1999).
--------------------------------------------------------------------------------------------------------------------------
Paige T. Davis (1)          Trustee               July, 2002      Formerly, Regional Manager, VALIC (1976-2001).
  DOB: July 4, 1943





--------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)        Trustee              October, 2001    President and Chief Executive Officer, SAAMCo
  DOB: January 23, 1954                                           (1995-Present); President, AIG SunAmerica Fund
                                                                  Services, Inc. (1988-Present).
--------------------------------------------------------------------------------------------------------------------------

                            Number of Funds in Fund
   Name, Birth Date and       Complex Overseen by
         Address*                 Trustee (2)          Other Directorships Held by Trustee (3)
--------------------------------------------------------------------------------------------------
Interested Trustees
Robert P. Condon (1)                  37            None.
  DOB: December 28, 1941



--------------------------------------------------------------------------------------------------
Paige T. Davis (1)                    37            Director, Maryland African American Museum
  DOB: July 4, 1943                                 Corporation (1999-Present); Director, Maryland
                                                    Racing Commission (1996-Present); Director,
                                                    Morgan State University Foundation, Inc.
                                                    (1998-Present); Director, Maryland Health and
                                                    Higher Education Facilities Authority
                                                    (1987-Present).
--------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)                  83            None.
  DOB: January 23, 1954

--------------------------------------------------------------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment with VALIC (Messrs. Condon and Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

64
                                                                August 31, 2003
          VALIC COMPANY II - SHAREHOLDER TAX INFORMATION (Unaudited)


Certain tax information regarding the VALIC Company II Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended August 31, 2003.

During the year ended August 31, 2003, the Funds paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                 Net          Net                                Qualifying % for the
                                     Total     Ordinary    Long-term     Foreign      Foreign       70% Dividends
Fund                               Dividends    Income   Capital Gains Tax Credit* Source Income  Received Deduction
----                               ---------- ---------- ------------- ----------- ------------- --------------------
Aggressive Growth Lifestyle Fund.. $  210,024 $  210,024   $      -      $     -     $      -           100.00%
Capital Appreciation Fund.........     15,000     15,000          -            -            -                -
Conservative Growth Lifestyle Fund    555,753    555,753          -            -            -           100.00%
Core Bond Fund....................  1,772,964  1,772,964          -            -            -                -
High Yield Bond Fund..............  2,710,856  2,710,856          -            -            -             1.94%
International Growth II Fund......    469,933    469,933          -       92,090      708,290             0.78%
Large Cap Value Fund..............    420,981    420,981          -            -            -           100.00%
Mid Cap Value Fund................    233,002    233,002          -            -            -           100.00%
Moderate Growth Lifestyle Fund....    761,188    761,188          -            -            -           100.00%
Money Market II Fund..............    643,672    643,672          -            -            -                -
Small Cap Value Fund..............  1,113,062    395,002    718,060            -            -           100.00%
Socially Responsible Fund.........     89,502     89,502          -            -            -           100.00%
Strategic Bond Fund...............  2,219,077  2,219,077          -            -            -                -

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003, which will be made available after the end of the calendar year.

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

--------------------------------------------------------------------------------

                                                                             65
                               VALIC COMPANY II


BOARD OF TRUSTEES                           INDEPENDENT AUDITORS
Robert P. Condon                            Ernst & Young LLP
Judith L. Craven                            1401 McKinney Street, Suite 1200
Paige T. Davis                              Houston, Texas 77010
William F. Devin
Timothy J. Ebner                            TRANSFER AND SHAREHOLDER
Gustavo E. Gonzales, Jr.                    SERVICE AGENT
Norman Hackerman                            The Variable Annuity Life
Peter A. Harbeck                            Insurance Company
John W. Lancaster                           2929 Allen Parkway
Kenneth J. Lavery                           Houston, Texas 77019
Ben H. Love
John E. Maupin, Jr.                         OFFICERS
                                            Robert P. Condon,
CUSTODIAN                                    Chairman
State Street Bank and Trust Company         Evelyn M. Curran,
225 Franklin Street                          President (Principal Executive Officer)
Boston, Massachusetts 02110                 Gregory R. Kingston,
                                             Treasurer (Principal Financial Officer)
INVESTMENT ADVISER                          John Packs,
The Variable Annuity Life Insurance Company  Vice President and Senior Investment Officer
2929 Allen Parkway                          Nori L. Gabert,
Houston, Texas 77019                         Vice President, Secretary and Chief Legal Officer
                                            Robert M. Zakem,
INVESTMENT SUB-ADVISERS                      Vice President and Assistant Secretary
AIG Global Investment Corp.                 Donna Handel,
175 Water Street                             Vice President and Assistant Treasurer
New York, New York 10038                    Cynthia A. Gibbons,
                                              Chief Compliance Officer and Assistant Secretary
AIG SunAmerica Asset Management Corp.       Kathryn A. Pearce,
Haborside Financial Center                   Assistant Treasurer
3200 Plaza 5                                Donald H. Guire,
Jersey City, NJ 07311-4992                   Assistant Treasurer

Banc One Investment Advisors Corporation
1111 Polaris Parkway
Columbus, Ohio 43271-0211

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017-3147

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

INVESCO Funds Group, Inc.
4530 S. Manoca Street
Denver, Colorado 80237

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109









This report is for the information of the shareholders and variable contract owners participating in the VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

--------------------------------------------------------------------------------

66
                               VALIC COMPANY II


                                                               AIG VALIC ONLINE

                                                                 Account Access

                        Manage your account on the Web through AIG VALIC
                        Online!

   You must establish a Enjoy quick, easy and secure access -- now or anytime.
                        Go to www.aigvalic.com, and click on "View your account".
                        You'll find these exciting features:

Personal Identification .  View your current portfolio valuation.
                        . View your account and transaction confirmation statements.
    Number (PIN) before .  View fund performance and unit values.
    using the automated .  View your transaction history.
      account services. .  View information about your financial advisor.
                        .  Change your Personal Identification Number (PIN).
                        .  Change your address, e-mail and telephone number.
                        .  Change your allocation of future contributions.
                        .  Transfer money among investment options.
  Your PIN is valid for . Rebalance account to your desired allocation mix. both AIG VALIC by Phone . Perform loan modeling.
                        .  Request forms for a variety of services.
                        . Enroll in the electronic document delivery service. Start exploring AIG VALIC Online today by establishing at 1.800.428.2542 a Personal Identification Number (PIN)!
  and AIG VALIC Online. To set up a PIN through AIG VALIC Online:
                        .  Go to www.aigvalic.com.
                        .  Click "View your account".
                        .  Click "I am a new user".
                        . For verification, enter your Social Security number, last name and date of birth.
                        .  Choose, enter and verify your numeric PIN.
                        . Click "I Agree" to accept AIG VALIC's access agreement (required).
                        . Verify and/or update your address, e-mail and telephone number information.
                        Your PIN setup is complete when the Client Summary screen appears.
                        This PIN is valid for both AIG VALIC by Phone at
                        1.800.428.2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.


--------------------------------------------------------------------------------

VL 11288 VER 03/08

Item 2. Code of Ethics.

VALIC Company II has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, VALIC Company II does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Trust's financial statements, supervise the Trust's preparation of its financial statements, and oversee the work of the Trust's independent auditors.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

        Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President
Date: November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: November 7, 2003

By: /s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 7, 2003